Funds For Institutions Series FFI Premier Institutional Fund FFI Institutional Fund FFI Select Institutional Fund FFI Government Fund FFI Treasury Fund FFI Institutional Tax-Exempt Fund

PROSPECTUS | AUGUST 27, 2010

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

Fund	Ticker Symbol

FFI Premier Institutional Fund	MLPXX
FFI Institutional Fund	MLIXX
FFI Select Institutional Fund	MLSXX
FFI Government Fund	MLGXX
FFI Treasury Fund	MLTXX
FFI Institutional Tax-Exempt Fund	MLEXX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

	Table of Contents

Fund Overview	Key facts and details about the Funds listed in this prospectus, including investment objectives, principal strategies, risk factors, fee and expense information, and historical performance information
	Key Facts About FFI Premier Institutional Fund	3
	Key Facts About FFI Institutional Fund	6
	Key Facts About FFI Select Institutional Fund	9
	Key Facts About FFI Government Fund	12
	Key Facts About FFI Treasury Fund	15
	Key Facts About FFI Institutional Tax-Exempt Fund	18
	Important Additional Information	21

Details About the Funds	How Each Fund Invests	22
	Investment Risks	29

Your Account	Information about account services, sales charges & waivers, shareholder transactions, and other payments
	Other Payments	33
	How to Buy, Sell and Exchange Shares	33
	Trust’s Rights	38
	Short-Term Trading Policy	39
	Master/Feeder Structure	39

Management of the Funds	Information about BlackRock
	BlackRock	40
	Conflicts of Interest	41
	Valuation of Fund Investments	42
	Dividends and Taxes	43

Financial Highlights	Financial Performance of the Fund	45

General Information	Delivery of Shareholder Documents	51
	Certain Fund Policies	51
	Statement of Additional Information	51

Glossary	Glossary of Investment Terms	52

For More Information	Funds and Service Providers	Inside Back Cover
	Additional Information	Back Cover

Fund Overview

Key Facts About FFI Premier Institutional Fund

Investment Objective

The objective of FFI Premier Institutional Fund (“Premier Institutional Fund” or the “Fund”), a series of Funds For Institutions Series (“FFI or the “Trust”), is to seek maximum current income consistent with liquidity and the maintenance of a portfolio of high quality short-term money market securities.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of Premier Institutional Fund.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fee[1]	0.05%

Other Expenses	0.12%
Administration Fees	0.10%
Miscellaneous Other Expenses[2,3]	0.02%

Total Annual Fund Operating Expenses[3]	0.17%

[1]	The fees and expenses shown in the table and the example that follows include both the expenses of Premier Institutional Fund and Premier Institutional Fund’s share of expenses of Master Premier Institutional Portfolio (“Premier Institutional Portfolio”). The management fees are paid by Premier Institutional Portfolio.

[2]	Miscellaneous Other Expenses have been restated to reflect current fees.

[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in Premier Institutional Fund’s most recent annual report, which does not include the restatement of Miscellaneous Other Expenses to reflect current fees.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Institutional Fund	$17	$55	$96	$217

Principal Investment Strategies of the Fund

Premier Institutional Fund tries to achieve its objective by investing in a diversified portfolio of U.S. dollar denominated money market securities. These securities consist primarily of short-term U.S. Government securities, U.S. Government agency securities, and securities issued by U.S. Government sponsored enterprises and U.S. Government instrumentalities, commercial paper, repurchase agreements and variable and floating rate obligations. The Fund may also invest in domestic bank obligations and foreign bank obligations and other short-term debt securities issued by U.S. and foreign entities. These securities will have remaining maturities of up to 397 days (13 months). The Fund’s dollar-weighted average maturity will be 60 days or less, and the dollar-weighted average life of all of its investments will be 120 days or less.

3

Principal Risks of Investing in the Fund

Premier Institutional Fund cannot guarantee that it will achieve its objective.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund could lose money if the issuer of an instrument held by the Fund defaults or if short-term interest rates rise sharply in a manner not anticipated by Fund management. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

  Asset-Backed Securities Risk — Asset-backed securities represent interests in “pools” of assets, including consumer loans or receivables held in trust. Asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn.

  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Securities Risk — Investing in foreign securities involves some additional risks that can increase the chances that the Fund will lose money. These risks include the possibly higher costs of foreign investing, the possibility of adverse political, economic or other developments, and the often smaller size of foreign markets, which may make it difficult for the Fund to buy and sell securities in those markets. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

  Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

  Repurchase Agreement Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement.
  If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

  Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain government agencies and government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

  Variable and Floating Rate Instrument Risk — The absence of an active market could make it difficult for the Fund to dispose of these securities if the issuer defaults.

4

Performance Information

The information shows you how Premier Institutional Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. Information for the periods before January 14, 2002 (when the Fund converted to a “master/feeder” structure) reflects the Fund’s operations as a stand-alone fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s results can be obtained by visiting www.fundsforinstitutions.com or can be obtained by phone at (800) 225-1576. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on Investment Company Act rules then in effect and is not an indication of future returns.

ANNUAL TOTAL RETURNS
Premier Institutional Fund
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.65% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.05% (quarter ended December 31, 2009). The year-to-date return as of June 30, 2010 was 0.09%.

As of 12/31/09
Average Annual Total Returns	1 Year	5 Years	10 Years

Premier Institutional Fund	0.57%	3.39%	3.18%

To obtain the Fund’s current 7-day yield, call (800) 225-1576.

Investment Manager

Premier Institutional Fund’s investment manager is BlackRock Advisors, LLC (“BlackRock”). The Fund’s sub-adviser is BlackRock Institutional Management Corporation. Where applicable, “BlackRock” refers also to the Fund’s sub-adviser.

* * *

For more information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page 21 of the prospectus.

5

Fund Overview

Key Facts About FFI Institutional Fund

Investment Objective

The objective of FFI Institutional Fund (“Institutional Fund” or the “Fund”), a series of Funds For Institutions Series (“FFI or the “Trust”), is to seek maximum current income consistent with liquidity and the maintenance of a portfolio of high quality short-term money market securities.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of Institutional Fund.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fee[1]	0.05%

Other Expenses	0.17%
Administration Fees	0.15%
Miscellaneous Other Expenses[2],3	0.02%

Total Annual Fund Operating Expenses[3]	0.22%

[1]	The fees and expenses shown in the table and the example that follows include both the expenses of Institutional Fund and Institutional Fund’s share of expenses of Master Institutional Portfolio (“Institutional Portfolio”). The management fees are paid by Institutional Portfolio.

[2]	Miscellaneous Other Expenses have been restated to reflect current fees.

[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in Institutional Fund’s most recent annual report, which does not include the restatement of Miscellaneous Other Expenses to reflect current fees.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Fund	$23	$71	$124	$280

Principal Investment Strategies of the Fund

Institutional Fund tries to achieve its objective by investing in a diversified portfolio of U.S. dollar denominated money market securities. These securities primarily consist of short-term U.S. Government securities, U.S. Government agency securities, and securities issued by U.S. Government-sponsored enterprises and U.S. Government instrumentalities, commercial paper, repurchase agreements and variable and floating rate obligations. The Fund may also invest in domestic bank obligations and foreign bank obligations and other short-term debt securities issued by U.S. and foreign entities. These securities will have remaining maturities of up to 397 days (13 months). The Fund’s dollar-weighted average maturity will be 60 days or less, and the dollar-weighted average life of all of its investments will be 120 days or less.

6

Principal Risks of Investing in the Fund

Institutional Fund cannot guarantee that it will achieve its objective.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund could lose money if the issuer of an instrument held by the Fund defaults or if short-term interest rates rise sharply in a manner not anticipated by Fund management. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

  Asset-Backed Securities Risk — Asset-backed securities represent interests in “pools” of assets, including consumer loans or receivables held in trust. Asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn.

  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Securities Risk — Investing in foreign securities involves some additional risks that can increase the chances that the Fund will lose money. These risks include the possibly higher costs of foreign investing, the possibility of adverse political, economic or other developments, and the often smaller size of foreign markets, which may make it difficult for the Fund to buy and sell securities in those markets. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

  Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

  Repurchase Agreement Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement.
  If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

  Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain government agencies and government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

  Variable and Floating Rate Instrument Risk — The absence of an active market could make it difficult for the Fund to dispose of these securities if the issuer defaults.

7

Performance Information

The information shows you how Institutional Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. Information for the periods before January 14, 2002 (when the Fund converted to a “master/feeder” structure) reflects the Fund’s operations as a stand-alone fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. Updated information on the Fund’s results can be obtained by visiting www.fundsforinstitutions.com or can be obtained by phone at (800) 225-1576. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on Investment Company Act rules then in effect and is not an indication of future returns.

ANNUAL TOTAL RETURNS
Institutional Fund
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.63% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.05% (quarter ended December 31, 2009). The year-to-date return as of June 30, 2010 was 0.06%.

As of 12/31/09
Average Annual Total Returns	1 Year	5 Years	10 Years

Institutional Fund	0.52%	3.33%	3.11%

To obtain the Fund’s current 7-day yield, call (800) 225-1576.

Investment Manager

Institutional Fund’s investment manager is BlackRock Advisors, LLC (“BlackRock”). The Fund’s sub-adviser is BlackRock Institutional Management Corporation. Where applicable, “BlackRock” refers also to the Fund’s sub-adviser.

* * *

For more information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page 21 of the prospectus.

8

Fund Overview

Key Facts About FFI Select Institutional Fund

Investment Objective

The objective of FFI Select Institutional Fund (“Select Institutional Fund” or the “Fund”), a series of Funds For Institutions Series (“FFI or the “Trust”), is to seek maximum current income consistent with liquidity and the maintenance of a portfolio of high quality short-term money market securities.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of Select Institutional Fund.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fee[1]	0.05%

Other Expenses	0.13%
Administration Fees	0.13%
Miscellaneous Other Expenses[2]	0.00%

Total Annual Fund Operating Expenses	0.18%

[1]	The fees and expenses shown in the table and the example that follows include both the expenses of Select Institutional Fund and Select Institutional Fund’s share of expenses of Master Institutional Portfolio (“Institutional Portfolio”). The management fees are paid by Institutional Portfolio.

[2]	Under Select Institutional Fund’s administration agreement, in exchange for the administration fee payable by Select Institutional Fund, BlackRock Advisors, LLC, as the Fund’s administrator, has agreed to pay all of the Fund’s other ordinary expenses, other than the Fund’s pro rata portion of the Institutional Portfolio’s management fee payable indirectly by the Fund as an interestholder of the Institutional Portfolio, so that the Fund’s total annual operating expenses minus extraordinary expenses, if any, will be no greater than 0.18% of the Fund’s net assets.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Select Institutional Fund	$18	$58	$101	$230

Principal Investment Strategies of the Fund

Select Institutional Fund tries to achieve its objective by investing in a diversified portfolio of U.S. dollar denominated money market securities. These securities consist primarily of short-term U.S. Government securities, U.S. Government agency securities, and securities issued by U.S. Government sponsored enterprises and U.S. Government instrumentalities, commercial paper, repurchase agreements and variable and floating rate obligations. The Fund may also invest in domestic bank obligations and foreign bank obligations and other short-term debt securities issued by U.S. and foreign entities. These securities will have remaining maturities of up to 397 days (13 months). The Fund’s dollar-weighted average maturity will be 60 days or less, and the dollar-weighted average life of all of its investments will be 120 days or less.

9

Principal Risks of Investing in the Fund

Select Institutional Fund cannot guarantee that it will achieve its objective.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund could lose money if the issuer of an instrument held by the Fund defaults or if short-term interest rates rise sharply in a manner not anticipated by Fund management. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

  Asset-Backed Securities Risk — Asset-backed securities represent interests in “pools” of assets, including consumer loans or receivables held in trust. Asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn.

  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Securities Risk — Investing in foreign securities involves some additional risks that can increase the chances that the Fund will lose money. These risks include the possibly higher costs of foreign investing, the possibility of adverse political, economic or other developments, and the often smaller size of foreign markets, which may make it difficult for the Fund to buy and sell securities in those markets. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

  Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

  Repurchase Agreement Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement.
  If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

  Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain government agencies and government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

  Variable and Floating Rate Instrument Risk — The absence of an active market could make it difficult for the Fund to dispose of these securities if the issuer defaults.

10

Performance Information

The information shows you how Select Institutional Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. Select Institutional Fund commenced operations on February 4, 2008. Therefore, prior to February 4, 2008, the chart and table for Select Institutional Fund are based upon the performance of Institutional Portfolio and, for periods prior to January 14, 2002, on FFI Institutional Fund, the predecessor of Institutional Portfolio, adjusted to reflect an annual expense ratio of 0.18% for Select Institutional Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. Updated information on the Fund’s results can be obtained by visiting www.fundsforinstitutions.com or can be obtained by phone at (800) 225-1576. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on Investment Company Act rules then in effect and is not an indication of future returns.

ANNUAL TOTAL RETURNS
Select Institutional Fund
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.64% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.05% (quarter ended December 31, 2009). The year-to-date return as of June 30, 2010 was 0.08%.

As of 12/31/09
Average Annual Total Returns	1 Year	5 Years	10 Years

Select Institutional Fund	0.56%	3.37%	3.15%

To obtain the Fund’s current 7-day yield, call (800) 225-1576.

Investment Manager

Select Institutional Fund’s investment manager is BlackRock Advisors, LLC (“BlackRock”). The Fund’s sub-adviser is BlackRock Institutional Management Corporation. Where applicable, “BlackRock” refers also to the Fund’s sub-adviser.

* * *

For more information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page 21 of the prospectus.

11

Fund Overview

Key Facts About FFI Government Fund

Investment Objective

The objective of FFI Government Fund (“Government Fund” or the “Fund”), a series of Funds For Institutions Series (“FFI or the “Trust”), is to seek current income consistent with liquidity and security of principal by investing in a portfolio of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of Government Fund.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.30%

Other Expenses[1],2	0.01%

Total Annual Fund Operating Expenses[2]	0.31%

[1]	Other Expenses have been restated to reflect current fees.

[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in Government Fund’s most recent annual report, which does not include the restatement of Other Expenses to reflect current fees.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Government Fund	$32	$100	$174	$393

Principal Investment Strategies of the Fund

Government Fund tries to achieve its objective by investing all of its assets in U.S. Government securities, U.S. Government agency securities, including variable rate U.S. Government agency securities, and securities issued by U.S. Government sponsored enterprises, and repurchase agreements involving these securities. The securities in which the Fund invests will have remaining maturities of up to 397 days (13 months). The Fund’s dollar-weighted average maturity will be 60 days or less, and the dollar-weighted average life of all of its investments will be 120 days or less.

12

Principal Risks of Investing in the Fund

Government Fund cannot guarantee that it will achieve its objective.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund could lose money if the issuer of an instrument held by the Fund defaults or if short-term interest rates rise sharply in a manner not anticipated by Fund management. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

  Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Repurchase Agreement Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement.
  If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

  Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain government agencies and government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

  Variable and Floating Rate Instrument Risk — The absence of an active market could make it difficult for the Fund to dispose of these securities if the issuer defaults.

13

Performance Information

The information shows you how Government Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s results can be obtained by visiting www.fundsforinstitutions.com or can be obtained by phone at (800) 225-1576. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on Investment Company Act rules then in effect and is not an indication of future returns.

ANNUAL TOTAL RETURNS
Government Fund
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.61% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.03% (quarter ended December 31, 2009). The year-to-date return as of June 30, 2010 was 0.02%.

As of 12/31/09
Average Annual Total Returns	1 Year	5 Years	10 Years

Government Fund	0.26%	3.09%	2.96%

To obtain the Fund’s current 7-day yield, call (800) 225-1576.

Investment Manager

Government Fund’s investment manager is BlackRock Advisors, LLC (“BlackRock”). The Fund’s sub-adviser is BlackRock Institutional Management Corporation. Where applicable, “BlackRock” refers also to the Fund’s sub-adviser.

* * *

For more information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page 21 of the prospectus.

14

Fund Overview

Key Facts About FFI Treasury Fund

Investment Objective

The objective of FFI Treasury Fund (“Treasury Fund” or the “Fund”), a series of Funds For Institutions Series (“FFI or the “Trust”), is to seek current income consistent with liquidity and security of principal by investing in a portfolio of securities that are direct obligations of the U.S. Treasury.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of Treasury Fund.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.31%

Other Expenses[1],2	0.02%

Total Annual Fund Operating Expenses[2]	0.33%

[1]	Other Expenses have been restated to reflect current fees.

[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in Treasury Fund’s most recent annual report, which does not include the restatement of Other Expenses to reflect current fees.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Treasury Fund	$34	$106	$185	$418

Principal Investment Strategies of the Fund

Treasury Fund tries to achieve its objective by normally investing 80% of its net assets, plus the amount of any borrowing for investment purposes, in Treasury bills, notes, variable rate U.S. Treasury obligations and other direct obligations of the U.S. Treasury. The securities in which the Fund invests will have remaining maturities of up to 397 days (13 months). The Fund’s dollar-weighted average maturity will be 60 days or less, and the dollar-weighted average life of all of its investments will be 120 days or less.

15

Principal Risks of Investing in the Fund

Treasury Fund cannot guarantee that it will achieve its objective.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund could lose money if the issuer of an instrument held by the Fund defaults or if short-term interest rates rise sharply in a manner not anticipated by Fund management. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

  Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain government agencies and government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

  Variable and Floating Rate Instrument Risk — The absence of an active market could make it difficult for the Fund to dispose of these securities if the issuer defaults.

16

Performance Information

The information shows you how Treasury Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s results can be obtained by visiting www.fundsforinstitutions.com or can be obtained by phone at (800) 225-1576. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on Investment Company Act rules then in effect and is not an indication of future returns.

ANNUAL TOTAL RETURNS
Treasury Fund
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.51% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2009). The year-to-date return as of June 30, 2010 was 0.00%.

As of 12/31/09
Average Annual Total Returns	1 Year	5 Years	10 Years

Treasury Fund	0.03%	2.65%	2.63%

To obtain the Fund’s current 7-day yield, call (800) 225-1576.

Investment Manager

Treasury Fund’s investment manager is BlackRock Advisors, LLC (“BlackRock”). The Fund’s sub-adviser is BlackRock Institutional Management Corporation. Where applicable, “BlackRock” refers also to the Fund’s sub-adviser.

* * *

For more information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page 21 of the prospectus.

17

Fund Overview

Key Facts About FFI Institutional Tax-Exempt Fund

Investment Objective

The objectives of FFI Institutional Tax-Exempt Fund (“Institutional Tax-Exempt Fund” or the “Fund”), a series of Funds For Institutions Series (“FFI or the “Trust”), are to seek current income exempt from Federal income taxes, preservation of capital and liquidity available from investing in a diversified portfolio of short-term, high quality tax-exempt money market securities.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of Institutional Tax-Exempt Fund.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fee[1]	0.05%

Other Expenses	0.16%
Administration Fees	0.15%
Miscellaneous Other Expenses[2],3	0.01%

Total Annual Fund Operating Expenses[3]	0.21%

[1]	The fees and expenses shown in the table and the example that follows include both the expenses of Institutional Tax-Exempt Fund and Institutional Tax-Exempt Fund’s share of expenses of Master Institutional Tax-Exempt Portfolio (“Institutional Tax-Exempt Portfolio”). The management fees are paid by Institutional Tax-Exempt Portfolio.

[2]	Miscellaneous Other Expenses have been restated to reflect current fees.

[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in Institutional Tax-Exempt Fund’s most recent annual report, which does not include the restatement of Miscellaneous Other Expenses to reflect current fees.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Tax-Exempt Fund	$22	$68	$118	$268

Principal Investment Strategies of the Fund

Institutional Tax-Exempt Fund tries to achieve its objectives by investing in a diversified portfolio of short-term tax-exempt securities. These securities consist principally of tax-exempt notes and commercial paper, short-term municipal bonds, tax-exempt variable rate demand obligations and short-term tax-exempt derivatives. Certain short-term tax-exempt securities have stated maturities that are longer than 397 days but give the Fund the right to demand payment from a financial institution within that period. The Fund treats these securities as having a maturity of 397 days or less. The Fund’s dollar-weighted average maturity will be 60 days or less, and the dollar-weighted average life of all of its investments will be 120 days or less.

The Fund has adopted a fundamental policy (that may not be changed without shareholder approval) to invest, under normal circumstances, (i) at least 80% of its assets in investments the income from which, in the opinion of counsel to the issuer, is exempt from Federal income tax or (ii) so that at least 80% of the income that it distributes will be exempt from Federal income tax. These requirements apply to investments or distributions that are exempt from Federal income tax under both the regular tax rules and the alternative minimum tax rules.

18

The Fund does not presently intend to invest more than 25% of its total assets in short-term tax-exempt securities of issuers located in the same state. Fund management determines which securities to buy based on its assessment of the relative values of different securities and future interest rates. Fund management seeks to improve the Fund’s yield by taking advantage of differences in yields of similar kinds of securities.

Principal Risks of Investing in the Fund

Institutional Tax-Exempt Fund cannot guarantee that it will achieve its objectives.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund could lose money if the issuer of an instrument held by the Fund defaults or if short-term interest rates rise sharply in a manner not anticipated by Fund management. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

  Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

  Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on tax-exempt or municipal securities to be subject, directly or indirectly, to Federal income taxation, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

  Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Variable Rate Demand Notes and Municipal or Tax-Exempt Derivatives Risk — Investments in variable rate demand notes or short-term municipal or tax-exempt derivatives involve credit risk with respect to the financial institution providing the Fund with the right to demand payment or put (sell) the security. While the Fund invests only in short-term municipal or tax-exempt securities of high quality issuers, or which are backed by high quality financial institutions, those issuers or financial institutions may still default on their obligations. Short-term municipal or tax-exempt derivatives present certain unresolved tax, legal, regulatory and accounting issues not presented by investments in other short-term municipal or tax-exempt securities. These issues might be resolved in a manner adverse to the Fund.

19

Performance Information

The information shows you how Institutional Tax-Exempt Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. Information for the periods before January 14, 2002 (when the Fund converted to a “master/feeder” structure) reflects the Fund’s operations as a stand-alone fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. Updated information on the Fund’s results can be obtained by visiting www.fundsforinstitutions.com or can be obtained by phone at (800) 225-1576. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on Investment Company Act rules then in effect and is not an indication of future returns.

ANNUAL TOTAL RETURNS
Institutional Tax-Exempt Fund
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.05% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.06% (quarter ended December 31, 2009). The year-to-date return as of June 30, 2010 was 0.10%.

As of 12/31/09
Average Annual Total Returns	1 Year	5 Years	10 Years

Institutional Tax-Exempt Fund	0.42%	2.33%	2.16%

To obtain the Fund’s current 7-day yield, call (800) 225-1576.

Investment Manager

Institutional Tax-Exempt Fund’s investment manager is BlackRock Advisors, LLC (“BlackRock”). The Fund’s sub-adviser is BlackRock Institutional Management Corporation. Where applicable, “BlackRock” refers also to the Fund’s sub-adviser.

** *

For more information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please see “Important Additional Information” on the following page.

20

Important Additional Information

Purchase and Sale of Fund Shares

To purchase or sell shares of a Fund, you should contact your financial professional or financial intermediary or contact the FFI Client Service Team, by phone at (800) 225-1576 or by mail (BlackRock, One Financial Center, 32nd Floor, Boston, Massachusetts 02111).

Accounts can be open with a minimum initial investment of $100,000, with the exception of Premier Institutional Fund and Select Institutional Fund, which have a minimum initial investment of $10,000,000. To open an account, an FFI account application must be fully executed and supporting documentation must be provided. The minimum investment for additional purchases is generally $1,000 for all accounts except that if your account balance in Premier Institutional Fund or Select Institutional Fund has fallen below $10,000,000, subsequent purchases of shares of Premier Institutional Fund or Select Institutional Fund by you will only be accepted if, after such purchase, your balance will be at least $10,000,000. Each Fund will effect orders to purchase and sell shares on every day that both the New York Stock Exchange and the Federal Reserve are open for business, and the bond markets are open for trading.

Tax Information

Each Fund will declare a dividend daily from its net investment income, if any. Net realized capital gains, if any, will be distributed at least annually in the form of reinvestment in additional shares at net asset value or, at the shareholder’s option, paid in cash. Each Fund other than Institutional Tax-Exempt Fund intends to pay dividends, most of which will be taxed as ordinary income, although each Fund may pay capital gains dividends as well. Institutional Tax-Exempt Fund intends to pay dividends most of which will be excludable from your gross income for Federal income tax purposes, but may pay taxable capital gains dividends as well.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

21

Details About the Funds

Included in this prospectus are sections that tell you about buying and selling shares, management information, shareholder features of the FFI Premier Institutional Fund (“Premier Institutional Fund”), FFI Institutional Fund (“Institutional Fund”), FFI Select Institutional Fund (“Select Institutional Fund”), FFI Government Fund (“Government Fund”), FFI Treasury Fund (“Treasury Fund”) and FFI Institutional Tax-Exempt Fund (“Institutional Tax-Exempt Fund”) and your rights as a shareholder. Each of Premier Institutional Fund, Institutional Fund, Select Institutional Fund and Institutional Tax-Exempt Fund is a “feeder fund” (each, a “Feeder Fund”) that invests all of its assets in a corresponding master portfolio (each, a “Portfolio”) of Master Institutional Money Market LLC (the “Master LLC”) that has the same objectives as the Feeder Fund. All investments will be made at the level of the Portfolio. This structure is sometimes called a “master/feeder” structure. Premier Institutional Fund invests all of its assets in Master Premier Institutional Portfolio (“Premier Institutional Portfolio”), Institutional Fund and Select Institutional Fund invest all of their assets in Master Institutional Portfolio (“Institutional Portfolio”) and Institutional Tax-Exempt Fund invests all of its assets in Master Institutional Tax-Exempt Portfolio (“Institutional Tax-Exempt Portfolio”). Each Feeder Fund’s investment results will correspond directly to the investment results of the underlying Portfolio in which it invests. For simplicity, this prospectus uses the name of the Feeder Fund or the term “Fund” to include the applicable Portfolio in which a Feeder Fund invests.

How Each Fund Invests

Each Fund is a money market fund managed pursuant to Rule 2a-7 under the Investment Company Act.

  Each Fund seeks to maintain a net asset value of $1.00 per share.

  Each Fund will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. For a discussion of dollar-weighted average maturity and dollar-weighted average life, please see the Glossary on page 52.

  Pursuant to Rule 2a-7, each Fund is subject to a “general liquidity requirement” that requires that each Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under section 22(e) of the Investment Company Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require a Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

  Each Fund (other than Institutional Tax-Exempt Fund) will not acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets and each Fund will not acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets, please see the Glossary on page 52.

  Each Fund is ordinarily limited to investing so that immediately following any such acquisition not more than 5% of its total assets will be invested in securities issued by any one issuer (other than the U.S. Government, its agencies or instrumentalities) or, in the event that such securities are Second Tier Securities (as defined in Rule 2a-7), not more than 1/2 of 1% of the Fund’s total assets may be invested in such Second Tier Securities. In addition, Rule 2a-7 requires that not more than 3% of each Fund’s total assets be invested in Second Tier Securities and that Second Tier Securities may only be purchased if they have a remaining maturity of 45 days or less at the time of acquisition.

22

Premier Institutional Fund

Investment Goal

The investment objective of Premier Institutional Fund is to seek maximum current income consistent with liquidity and the maintenance of a portfolio of high quality short-term money market securities.

Investment Process

Fund management will vary the types of money market instruments in Premier Institutional Fund’s portfolio, as well as the Fund’s average maturity, in response to its assessment of the relative value of different securities and future short-term interest rates.

Primary Investment Strategies

Premier Institutional Fund tries to achieve its objective by investing in a diversified portfolio of short-term U.S. dollar-denominated money market securities. These instruments are dollar-denominated fixed-income securities that mature or reset to a new interest rate within 13 months. Other than U.S. Government and U.S. Government agency securities and certain securities issued by U.S. Government sponsored enterprises or U.S. Government instrumentalities, the Fund only invests in short-term obligations (including short-term promissory notes issued by corporations, partnerships, trusts and other entities, whether or not secured) that (1) have been rated in the highest rating category for short-term debt obligations by at least two nationally recognized statistical rating organizations; (2) have been rated in the highest rating category by a single nationally recognized statistical rating organization if only one such organization has rated the security; (3) have been issued by an issuer rated in the highest rating category by a nationally recognized statistical rating organization with respect to a class of debt obligations that is comparable in priority and security with the investment; or (4) if not rated, will be of comparable quality as determined by the Board of Trustees of the Trust.

The money market obligations the Fund may buy are:

U.S. Government Securities — debt securities that are issued by and/or guaranteed as to principal and interest by the U.S. Government and supported by the full faith and credit of the United States.

U.S. Government Agency Securities — debt securities issued or guaranteed as to principal and interest by U.S. Government agencies, U.S. Government-sponsored enterprises and U.S. Government instrumentalities. These securities may not be backed by the full faith and credit of the United States. U.S. Government sponsored enterprises are private corporations sponsored by the federal government that have the legal status of government agencies, such as the Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association or the Federal National Mortgage Association. Securities issued by these entities are generally not supported by the full faith and credit of the United States. U.S. Government instrumentalities are supranational entities sponsored by the U.S. and other governments, such as the World Bank or the Inter-American Development Bank.

Bank Money Instruments — obligations of commercial banks or other depository institutions, such as (but not limited to) certificates of deposit, bankers’ acceptances, bank notes and time deposits. The Fund may only invest in obligations of savings banks and savings and loan associations organized and operating in the United States. The Fund may invest in obligations of commercial banks issued by U.S. depository institutions, foreign branches or subsidiaries of U.S. depository institutions (called Eurodollar obligations) or U.S. branches or subsidiaries of foreign depository institutions (called Yankeedollar obligations). The Fund may invest in Eurodollar obligations only if they are general obligations of the parent bank and in Yankeedollar obligations only if the branch or subsidiary is subject to the same bank regulations as U.S. banks. The Fund may also invest in bank money instruments issued by foreign branches and subsidiaries of foreign banks.

Commercial Paper — obligations, usually of nine months or less, issued by corporations, securities firms and other businesses for short-term funding.

Insurance Company Obligations — short-term funding agreements and guaranteed insurance contracts with fixed or floating interest rates.

Master Notes — variable principal amount demand instruments issued by securities firms and other corporate issuers.

Repurchase Agreements — In a repurchase agreement, the Fund buys a security from another party, which agrees to buy it back at an agreed upon time and price. Collateral for a repurchase agreement may include types of securities that a Fund could not hold directly without the repurchase obligation.

Short-term Obligations — corporate or foreign government debt and asset-backed securities with a period of 397 days (13 months) or less remaining to maturity.

Variable and Floating Rate Obligations — obligations of government agencies, corporations, depository institutions or other issuers that periodically reset their interest rate to reflect a current market rate, such as the Federal funds rate or a bank’s prime rate, or the level of an interest rate index (such as the London Interbank Offered Rate, a well-known short-term interest rate index).

23

Institutional Fund

Investment Goal

The investment objective of Institutional Fund is to seek maximum current income consistent with liquidity and the maintenance of a portfolio of high quality short-term money market securities.

Investment Process

Fund management will vary the types of money market instruments in Institutional Fund’s portfolio, as well as the Fund’s average maturity, in response to its assessment of the relative value of different securities and future short-term interest rates.

Primary Investment Strategies

Institutional Fund tries to achieve its objective by investing in a diversified portfolio of short-term U.S. dollar-denominated money market securities. These instruments are dollar-denominated fixed-income securities that mature or reset to a new interest rate within 13 months. Other than U.S. Government and U.S. Government agency securities and certain securities issued by U.S. Government sponsored enterprises or U.S. Government instrumentalities, the Fund only invests in short-term obligations (including short-term promissory notes issued by corporations, partnerships, trusts and other entities, whether or not secured) that (1) have been rated in the highest rating category for short-term debt obligations by at least two nationally recognized statistical rating organizations; (2) have been rated in the highest rating category by a single nationally recognized statistical rating organization if only one such organization has rated the security; (3) have been issued by a issuer rated in the highest rating category by a nationally recognized statistical rating organization with respect to a class of debt obligations that is comparable in priority and security with the investment; or (4) if not rated, will be of comparable quality as determined by the Board of Trustees of the Trust.

The money market obligations the Fund may buy are:

U.S. Government Securities — debt securities that are issued by and/or guaranteed as to principal and interest by the U.S. Government and supported by the full faith and credit of the United States.

U.S. Government Agency Securities — debt securities issued or guaranteed as to principal and interest by U.S. Government agencies, U.S. Government-sponsored enterprises and U.S. Government instrumentalities. These securities may not be backed by the full faith and credit of the United States. U.S. Government sponsored enterprises are private corporations sponsored by the federal government that have the legal status of government agencies, such as the Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association or the Federal National Mortgage Association. Securities issued by these entities are generally not supported by the full faith and credit of the United States. U.S. Government instrumentalities are supranational entities sponsored by the U.S. and other governments, such as the World Bank or the Inter-American Development Bank.

Bank Money Instruments — obligations of commercial banks or other depository institutions, such as (but not limited to) certificates of deposit, bankers’ acceptances, bank notes and time deposits. The Fund may only invest in obligations of savings banks and savings and loan associations organized and operating in the United States. The Fund may invest in obligations of commercial banks issued by U.S. depository institutions, foreign branches or subsidiaries of U.S. depository institutions (called Eurodollar obligations) or U.S. branches or subsidiaries of foreign depository institutions (called Yankeedollar obligations). The Fund may invest in Eurodollar obligations only if they are general obligations of the parent bank and in Yankeedollar obligations only if the branch or subsidiary is subject to the same bank regulations as U.S. banks. The Fund may also invest in bank money instruments issued by foreign branches and subsidiaries of foreign banks.

Commercial Paper — obligations, usually of nine months or less, issued by corporations, securities firms and other businesses for short-term funding.

Insurance Company Obligations — short-term funding agreements and guaranteed insurance contracts with fixed or floating interest rates.

Master Notes — variable principal amount demand instruments issued by securities firms and other corporate issuers.

Repurchase Agreements — In a repurchase agreement, the Fund buys a security from another party, which agrees to buy it back at an agreed upon time and price. Collateral for a repurchase agreement may include types of securities that a Fund could not hold directly without the repurchase obligation.

Short-term Obligations — corporate or foreign government debt and asset-backed securities with a period of 397 days (13 months) or less remaining to maturity.

Variable and Floating Rate Obligations — obligations of government agencies, corporations, depository institutions or other issuers that periodically reset their interest rate to reflect a current market rate, such as the Federal funds rate or a bank’s prime rate, or the level of an interest rate index (such as the London Interbank Offered Rate, a well-known short-term interest rate index).

24

Select Institutional Fund

Investment Goal

The investment objective of Select Institutional Fund is to seek maximum current income consistent with liquidity and the maintenance of a portfolio of high quality short-term money market securities. This investment objective is a non-fundamental policy and may be changed by Board of Trustees without shareholder approval.

Investment Process

Fund management will vary the types of money market instruments in Select Institutional Fund’s portfolio, as well as the Fund’s average maturity, in response to its assessment of the relative value of different securities and future short-term interest rates.

Primary Investment Strategies

Select Institutional Fund tries to achieve its objectives by investing in a diversified portfolio of short-term U.S. dollar-denominated money market securities. These instruments are dollar-denominated fixed-income securities that mature or reset to a new interest rate within 13 months. Other than U.S. Government and U.S. Government agency securities and certain securities issued by U.S. Government sponsored enterprises or U.S. Government instrumentalities, the Fund only invests in short-term obligations (including short-term promissory notes issued by corporations, partnerships, trusts and other entities, whether or not secured) that (1) have been rated in the highest rating category for short-term debt obligations by at least two nationally recognized statistical rating organizations; (2) have been rated in the highest rating category by a single nationally recognized statistical rating organization if only one such organization has rated the security; (3) have been issued by an issuer rated in the highest rating category by a nationally recognized statistical rating organization with respect to a class of debt obligations that is comparable in priority and security with the investment; or (4) if not rated, will be of comparable quality as determined by the Board of Trustees of the Trust.

The money market obligations the Fund may buy are:

U.S. Government Securities — debt securities that are issued by and/or guaranteed as to principal and interest by the U.S. Government and supported by the full faith and credit of the United States.

U.S. Government Agency Securities — debt securities issued or guaranteed as to principal and interest by U.S. Government agencies, U.S. Government-sponsored enterprises and U.S. Government instrumentalities. These securities may not be backed by the full faith and credit of the United States. U.S. Government sponsored enterprises are private corporations sponsored by the federal government that have the legal status of government agencies, such as the Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association or the Federal National Mortgage Association. Securities issued by these entities are generally not supported by the full faith and credit of the United States. U.S. Government instrumentalities are supranational entities sponsored by the U.S. and other governments, such as the World Bank or the Inter-American Development Bank.

Bank Money Instruments — obligations of commercial banks or other depository institutions, such as (but not limited to) certificates of deposit, bankers’ acceptances, bank notes and time deposits. The Fund may only invest in obligations of savings banks and savings and loan associations organized and operating in the United States. The Fund may invest in obligations of commercial banks issued by U.S. depository institutions, foreign branches or subsidiaries of U.S. depository institutions (called Eurodollar obligations) or U.S. branches or subsidiaries of foreign depository institutions (called Yankeedollar obligations). The Fund may invest in Eurodollar obligations only if they are general obligations of the parent bank and in Yankeedollar obligations only if the branch or subsidiary is subject to the same bank regulations as U.S. banks. The Fund may also invest in bank money instruments issued by foreign branches and subsidiaries of foreign banks.

Commercial Paper — obligations, usually of nine months or less, issued by corporations, securities firms and other businesses for short-term funding.

Insurance Company Obligations — short-term funding agreements and guaranteed insurance contracts with fixed or floating interest rates.

Master Notes — variable principal amount demand instruments issued by securities firms and other corporate issuers.

Repurchase Agreements — In a repurchase agreement, the Fund buys a security from another party, which agrees to buy it back at an agreed upon time and price. Collateral for a repurchase agreement may include types of securities that a Fund could not hold directly without the repurchase obligation.

Short-term Obligations — corporate or foreign government debt and asset-backed securities with a period of 397 days (13 months) or less remaining to maturity.

Variable and Floating Rate Obligations — obligations of government agencies, corporations, depository institutions or other issuers that periodically reset their interest rate to reflect a current market rate, such as the Federal funds rate or a bank’s prime rate, or the level of an interest rate index (such as the London Interbank Offered Rate, a well-known short-term interest rate index).

25

Government Fund

Investment Goal

The investment objective of Government Fund is to seek current income consistent with liquidity and security of principal by investing all of its assets in a portfolio of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Investment Process

In seeking to achieve Government Fund’s objective, Fund management varies the kinds of direct U.S. Government securities held in the portfolio and its average maturity. Fund management decides on which securities to buy and sell based on its assessment of the relative values of different securities and future interest rates. Fund management seeks to improve the Fund’s yield by taking advantage of differences in yield that regularly occur among securities of a similar kind. For example, market conditions frequently result in similar securities trading at different prices. Fund management seeks to improve the Fund’s yield by buying and selling securities based on these yield differences.

Primary Investment Strategies

Government Fund tries to achieve its objective by investing all of its assets in U.S. Government securities, U.S. Government agency securities, and securities issued by U.S. Government sponsored enterprises, and repurchase agreements involving the securities described herein. This policy is a non-fundamental policy of the Fund and may only be changed with at least 60 days’ prior notice to shareholders. The Fund may invest in securities with remaining maturities of up to 397 days (13 months).

The direct U.S. Government obligations the Fund may buy are:

  U.S. Treasury obligations

  U.S. Government agency securities

  Variable rate U.S. Government agency obligations, which have interest rates that reset periodically prior to maturity based on a specific index or interest rate

  Deposit receipts, which represent interests in component parts of U.S. Treasury bonds or other U.S. Government or U.S. Government agency securities

Treasury Fund

Investment Goal

The investment objective of Treasury Fund is to seek current income consistent with liquidity and security of principal by investing in a portfolio of short-term marketable securities that are direct obligations of the U.S. Treasury.

Investment Process

In seeking to achieve Treasury Fund’s objective, Fund management varies the kinds of direct U.S. Treasury securities held in the portfolio and its average maturity. Fund management decides on which securities to buy and sell based on its assessment of the relative values of different securities and future interest rates. Fund management seeks to improve the Fund’s yield by taking advantage of differences in yield that regularly occur among securities of a similar kind. For example, market conditions frequently result in similar securities trading at different prices. Fund management seeks to improve the Fund’s yield by buying and selling securities based on these yield differences.

Primary Investment Strategies

Treasury Fund tries to achieve its objective by normally investing at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in Treasury bills, notes and other direct obligations of the U.S. Treasury. This policy is a non-fundamental policy of the Fund and may only be changed with at least 60 days’ prior notice to shareholders. The Fund may invest in securities with remaining maturities of up to 397 days (13 months).

The direct U.S. Treasury obligations the Fund may buy are:

  U.S. Treasury bills and notes.

  Variable rate U.S. Treasury obligations, which have interest rates that reset periodically prior to maturity based on a specific index or interest rate.

  Deposit receipts, which represent interests in component parts of U.S. Treasury bonds.

26

Institutional Tax-Exempt Fund

Investment Goal

The investment objectives of Institutional Tax-Exempt Fund are to seek current income exempt from Federal income taxes, preservation of capital and liquidity available from investing in a diversified portfolio of short-term high quality tax-exempt money market securities.

Investment Process

Fund management will seek to keep Institutional Tax-Exempt Fund fully invested to maximize the yield on the Fund’s portfolio. However, because the Fund does not intend to realize taxable investment income, it will not invest in taxable short-term money market securities. Therefore, there may be times when the Fund has uninvested cash, which will reduce its yield.

Primary Investment Strategies

Institutional Tax-Exempt Fund has adopted a fundamental policy (that may not be changed without shareholder approval) to invest, under normal circumstances, (i) at least 80% of its assets (defined to include net assets plus borrowings for investment purposes) in investments the income from which, in the opinion of counsel to the issuer, is exempt from Federal income tax or (ii) so that at least 80% of the income that it distributes will be exempt from Federal income tax. These requirements apply to investments or distributions that are exempt from Federal income tax under both the regular tax rules and the alternative minimum tax rules. The Fund may invest in securities with remaining maturities of up to 397 days (13 months).

The short-term tax-exempt securities the Fund may buy are:

Short-term Tax-Exempt Derivatives — a variety of securities that generally represent the Fund’s ownership interest in one or more municipal bonds held by a trust or partnership coupled with a contractual right to sell (put) that interest to a financial institution, periodically or on demand, for a price equal to face value. Income on the underlying municipal bonds is “passed through” the trust or partnership to the Fund and other institutions that have an ownership interest. Depending on the particular security, the Fund may receive pass-through income at a fixed interest rate or a floating municipal money market interest rate.

Tax-Exempt Notes — short-term municipal debt obligations often used to provide interim financing in anticipation of tax collection, bond sales or other revenues.

Tax-Exempt Commercial Paper — short-term unsecured promissory notes used to finance general short-term credit needs.

Tax-Exempt Bonds — long term debt obligations that pay interest that is, in the opinion of counsel to the issuer, exempt from Federal income tax. The Fund will only invest in long term debt obligations that have remaining maturities of 397 days (13 months) or less or that the Fund has a contractual right to sell periodically or on demand within that time.

Variable Rate Demand Notes — floating rate securities that combine an interest in a long term municipal bond with a right to demand payment periodically or on notice. The Fund may also buy a participation interest in variable rate demand notes owned by a commercial bank or other financial institution. When the Fund purchases a participation interest, it receives the right to demand payment on notice to the owner of the note.

Other Strategies (All Funds):

In addition to the primary strategies discussed above, each Fund may use certain other investment strategies, including the following:

  Affiliated Money Market Funds (Premier Institutional Fund, Institutional Fund, Select Institutional Fund) — Each Fund may invest uninvested cash balances in affiliated money market funds.

  Borrowing — Each Fund may borrow only to meet redemptions.

  Illiquid/Restricted Securities — Each Fund may invest up to 5% of its total assets in illiquid securities that it cannot sell within seven days at approximately current value. Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale, such as Rule 144A securities. They may include private placement securities that have not been registered under the applicable securities laws. Restricted securities may not be listed on an exchange and may have no active trading market. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public.

27

  Investment Companies (Premier Institutional Fund, Institutional Fund, Select Institutional Fund) — Each Fund has the ability to invest in other investment companies, such as exchange-traded funds, unit investment trusts, and open- end and closed-end funds, including affiliated investment companies. These investments may include certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from federal income tax.

  Municipal Lease Obligations (Institutional Tax-Exempt Fund) — Municipal lease obligations are participation certificates issued by government authorities to finance the acquisition, development or construction of equipment, land or facilities. The certificates represent participations in a lease or similar agreement and may be backed by the municipal issuer’s promise to budget for and appropriate funds to make payments due under the lease, but it is not obligated to do so.

  Other Eligible Investments (Premier Institutional Fund, Institutional Fund, Select Institutional Fund) — Each Fund may invest in other money market instruments permitted by Securities and Exchange Commission rules governing money market funds.

  Private Activity Bonds (Institutional Tax-Exempt Fund) — Institutional Tax-Exempt Fund may invest up to 20% of its assets in certain municipal securities, known as “private activity bonds,” which may be subject to the Federal alternative minimum tax.

  Purchase and Sale Contracts (Government Fund, Treasury Fund) — A purchase and sale contract is similar to a repurchase agreement, but purchase and sale contracts also provide that the purchaser receives any interest on the security paid during the period. Government Fund may invest in the U.S. Government securities described above under “Details About the Funds — How the Funds Invest — Government Fund — Primary Investment Strategies” pursuant to purchase and sale contracts. Treasury Fund may invest in the U.S. Treasury securities described above under “Details About the Funds — How the Funds Invest — Treasury Fund — Primary Investment Strategies” pursuant to purchase and sale contracts.

  Repurchase Agreements (Treasury Fund) — Treasury Fund may enter into certain types of repurchase agreements involving the securities described above under “Details About the Funds — How the Funds Invest — Treasury Fund — Primary Investment Strategies”. Under a repurchase agreement, the seller agrees to repurchase a security at a mutually agreed-upon time and price. The Fund is permitted to invest up to 10% of its assets in repurchase agreements; however, the Fund will only enter into repurchase agreements when, in the opinion of BlackRock, prevailing or persistent market conditions make it necessary to do so.

  Reverse Repurchase Agreements (Premier Institutional Fund, Institutional Fund, Select Institutional Fund, Government Fund) — In a reverse repurchase agreement, a Fund sells a security to another party and agrees to buy it back at a specific time and price. Premier Institutional Fund, Institutional Fund and Select Institutional Fund each may enter into reverse repurchase agreements involving the money market securities held by each Fund. Government Fund may also enter into reverse repurchase agreements involving U.S. Government securities, U.S. Government agency securities, and securities issued by U.S. Government sponsored enterprises.

  Securities Lending (All Funds except Institutional Tax-Exempt Fund) — Each Fund may lend securities with a value up to 33 1/3% of its total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

  Temporary Defensive Strategy (Treasury Fund) — As a temporary defensive strategy, for example, in order for Treasury Fund to avoid generating a negative yield as a result of historically low yields offered on U.S. Treasury securities and certain short-term U.S. Government agency securities, Treasury Fund may invest up to 20% of its net assets in (i) debt securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (including debt securities guaranteed by the FDIC), and (ii) repurchase agreements that are secured with collateral issued or guaranteed by the U.S. Government or its agencies or instrumentalities (including debt securities guaranteed by the FDIC).
  When-Issued, Delayed-Delivery and Forward Commitments — Premier Institutional Fund, Institutional Fund and Select Institutional Fund each may buy or sell money market securities on a when-issued, delayed-delivery and forward commitment basis, Government Fund may buy and sell U.S. Government securities on a when-issued, delayed- delivery or forward commitment basis, Treasury Fund may buy and sell U.S. Treasury securities on a when-issued, delayed-delivery or forward commitment basis and Institutional Tax-Exempt Fund may buy or sell short-term tax- exempt securities on a when-issued, delayed delivery or forward commitment basis. The purchase or sale of securities on a when issued basis or on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by a Fund at an established price with payment and delivery taking place in the future. A Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction.

28

Investment Risks

This section contains a discussion of the general risks of investing in the Funds. “Investment Objectives and Policies” in the Statement of Additional Information (“SAI”) also includes more information about the Funds, their investments and the related risks. As with any fund, there can be no guarantee that a Fund will meet its objective or that a Fund’s performance will be positive for any period of time. An investment in a Fund is not a deposit in any bank and is not insured or guaranteed by the FDIC or by any bank or governmental agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

Main Risks of Investing in the Funds:

Asset-Backed Securities Risk (Premier Institutional Fund, Institutional Fund, Select Institutional Fund) — Asset-backed securities represent interests in “pools” of assets, including consumer loans or receivables held in trust. Asset-backed, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

The Fund’s investments in asset-backed securities are subject to additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying assets, particularly during periods of economic downturn.

Asset-backed securities entail the risk that, in certain states, it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Extension Risk (Premier Institutional Fund, Institutional Fund, Select Institutional Fund) — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Foreign Securities Risk (Premier Institutional Fund, Institutional Fund, Select Institutional Fund) — Premier Institutional Fund, Institutional Fund and Select Institutional Fund may invest in U.S. dollar-denominated money market instruments and other U.S. dollar-denominated short-term debt obligations issued by foreign banks and similar institutions. Although a Fund will invest in these securities only if Fund management determines they are of comparable quality to the Fund’s U.S. investments, investing in securities of foreign issuers involves some additional risks that can increase the chances that the Fund will lose money. These risks include the possibly higher costs of foreign investing, the possibility of adverse political, economic or other developments, and the often smaller size of foreign markets, which may make it difficult for a Fund to buy and sell securities in those markets. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

Income Risk — Each Fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of a Fund.

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

29

Municipal Securities Risks (Institutional Tax-Exempt Fund) — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, the Fund and BlackRock will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither the Fund nor BlackRock will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect the Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Prepayment Risk (Premier Institutional Fund, Institutional Fund, Select Institutional Fund) — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Repurchase Agreement Risk (Premier Institutional Fund, Institutional Fund, Select Institutional Fund, Government Fund Main Risk; Treasury Fund Other Risk) — If the other party to a repurchase agreement defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, a Fund may lose money.

Taxability Risk (Institutional Tax-Exempt Fund) — Institutional Tax-Exempt Fund intends to minimize the payment of taxable income to shareholders by investing in tax-exempt or municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for Federal income tax purposes. Such securities, however, may be determined to pay, or have paid, taxable income subsequent to Institutional Tax-Exempt Fund’s acquisition of the securities. In that event, the IRS may demand that Institutional Tax-Exempt Fund pay Federal income taxes on the affected interest income, and, if the Fund agrees to do so, the Fund’s yield could be adversely affected. In addition, the treatment of dividends previously paid or to be

30

paid by the Fund as “exempt interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased Federal income tax liabilities. If the interest paid on any tax-exempt or municipal security held by Institutional Tax-Exempt Fund is subsequently determined to be taxable, the Fund will dispose of that security as soon as reasonably practicable. In addition, future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to Federal income taxation or may otherwise prevent Institutional Tax-Exempt Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in Institutional Tax-Exempt Fund.

Treasury Obligations Risk — Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

U.S. Government Obligations Risk (All Funds except Institutional Tax-Exempt Fund) — Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable and Floating Rate Instruments Risk (All Funds except Institutional Tax-Exempt Fund) — The absence of an active market could make it difficult for a Fund to dispose of these securities if the issuer defaults.

Variable Rate Demand Notes and Municipal or Tax-Exempt Derivatives Risk (Institutional Tax-Exempt Fund) — Investments in variable rate demand notes or short-term municipal or tax-exempt derivatives involve credit risk with respect to the financial institution providing the Fund with the right to demand payment or put (sell) the security. While the Fund invests only in short-term municipal or tax-exempt securities of high quality issuers, or which are backed by high quality financial institutions, those issuers or financial institutions may still default on their obligations. Short-term municipal or tax-exempt derivatives present certain unresolved tax, legal, regulatory and accounting issues not presented by investments in other short-term municipal or tax-exempt securities. These issues might be resolved in a manner adverse to the Fund.

Other Risks of Investing in the Funds:

Each Fund (except as noted) may also be subject to certain other risks associated with its investments and investment strategies, including:

Borrowing Risk — Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on the Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce the Fund’s return. Borrowing may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

Expense Risk — Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Insurance Risk (Institutional Tax-Exempt Fund) — Institutional Tax-Exempt Fund may purchase municipal securities that are secured by insurance. The credit quality of the companies that provide such credit enhancements will affect the value of those securities. Certain significant providers of insurance for municipal securities have recently incurred significant losses as a result of exposure to sub-prime mortgages and other lower credit quality investments that have experienced recent defaults or otherwise suffered extreme credit deterioration. As a result, such losses have reduced the insurers’ capital and called into question their continued ability to perform their obligations under such insurance if they are called upon to do so in the future. While an insured municipal security will typically be deemed to have the rating of its insurer, if the insurer of a municipal security suffers a downgrade in its credit rating or the market discounts the value of the insurance provided by the insurer, the rating of the underlying municipal security will be more relevant and the value of the municipal security would more closely, if not entirely, reflect such rating. The insurance feature of a municipal security is intended to support the full payment of principal and interest through the life of an insured obligation, but such support is dependent upon the solvency or claims paying ability of the insurer.

31

Investment in Other Investment Companies Risk (Premier Institutional Fund, Institutional Fund, Select Institutional Fund) — As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if a Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies.

Liquidity Risk — Liquidity risk refers to the possibility that it may be difficult or impossible to sell certain positions at an acceptable price.

Purchase and Sale Contract Risk (Government Fund, Treasury Fund) — If the other party to a purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement.

Reverse Repurchase Agreement Risk (Premier Institutional Fund, Institutional Fund, Select Institutional Fund, Government Fund) — Reverse repurchase agreements involve the sale of securities held by a Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party to the agreement may fail to return the securities in a timely manner or at all. A Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of investments made with cash collateral, is less than the value of the securities. These events could also trigger adverse tax consequences to a Fund.

Securities Lending Risk (All Funds except Institutional Tax-Exempt Fund) — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Fund may lose money and there may be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Fund.

When-Issued and Delayed-Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, a Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

32

Your Account

Other Payments

Other Payments by the Funds

In addition to, rather than in lieu of, fees a Fund pays to its transfer agent, State Street Bank and Trust Company (“State Street Bank” or the “Transfer Agent”), BlackRock, on behalf of a Fund, may enter into non-12b-1 plan agreements with a financial intermediary pursuant to which a Fund will pay a financial intermediary for administrative, networking, recordkeeping, sub-transfer agency and shareholder services. These non-12b-1 plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a financial intermediary or (2) a fixed dollar amount for each account serviced by a financial intermediary. The aggregate amount of these payments may be substantial.

Other Payments by BlackRock

Consistent with applicable regulations, BlackRock, BlackRock Investments, LLC (the “Distributor”) and their affiliates may make payments relating to distribution and sales support activities out of their past profits or other sources available to them (and not as an additional charge to a Fund). From time to time, BlackRock, the Distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency and shareholder services described above at its or their own expense and out of its or their legitimate profits. BlackRock, the Distributor and their affiliates may compensate affiliated and unaffiliated financial intermediaries for the sale and distribution of shares of a Fund or for these other services to a Fund and shareholders. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the financial intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the financial intermediary. The aggregate amount of these payments by BlackRock, the Distributor and their affiliates may be substantial. Payments by BlackRock may include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a financial intermediary, its employees or associated persons to recommend or sell shares of a Fund to you. Please contact your financial intermediary for details about payments it may receive from a Fund or from BlackRock, the Distributor or their affiliates. For more information, see the SAI.

How to Buy, Sell and Exchange Shares

The chart on the following pages summarizes how to buy, sell and exchange shares through your financial professional or financial intermediary. You may also buy, sell or exchange shares through the FFI Client Service Team. To learn more about buying, selling or exchanging shares through the FFI Client Service Team, call (800) 225-1576. Because the selection of a mutual fund involves many considerations, your financial professional or other financial intermediary may help you with this decision.

Each Fund’s shares are distributed by the Distributor, an affiliate of BlackRock.

Each Fund may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements for any shareholders and suspend and resume the sale of shares of the Fund at any time, for any reason.

In addition, each Fund may waive certain requirements regarding the purchase, sale or exchange of shares described below.

Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in a Fund may be transferred to that state.

33

If You Want to	Your Choices	Important Information for You to Know

Buy Shares	First, determine the amount of your investment and then open your Account	Accounts can be opened with a minimum initial investment of $100,000, with the exception of Premier Institutional and Select Institutional Funds, which have a minimum investment of $10,000,000.

To open an Account, an Account Application must be fully executed and, supporting documentation must be provided. To obtain an Account Application, contact the FFI Client Service Team by calling (617) 342-1600 or toll-free (800) 225-1576 or e-mail a request to ffi@blackrock.com. All new Accounts must be approved prior to making initial investments. Completed Account Applications must be mailed to Funds For Institutions Series, One Financial Center, 32nd Floor, Boston, MA 02111.

	Next, purchase shares on a Business Day	Each Fund will effect orders to purchase shares on every day that both the New York Stock Exchange (the “Exchange”) and the Federal Reserve are open for business, and the bond markets are open for trading (a “Business Day”). Currently, the only scheduled days on which the Exchange is open and the Federal Reserve banks are closed are Columbus Day and Veterans’ Day. The only scheduled day on which the Federal Reserve banks are open and the Exchange is closed is Good Friday. On any day that the Exchange closes early and/or that the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the securities markets close early, the times for which orders become effective may be advanced (see “Valuation of Fund Investments” below). A broker-dealer or financial institution maintaining the account in which you hold shares may charge a separate account, service or transaction fee on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown in each Fund’s “Fees and Expenses” table. Each Fund may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements for any shareholder and suspend and resume the sale of shares of the Fund at any time for any reason.

	Then, either purchase by Federal Funds Wire	The Funds strongly recommend the use of Federal Funds to purchase shares because, while other forms of payment described below will also be accepted, purchase orders do not become effective until Federal Funds are made available. To purchase shares of a Fund by wiring Federal Funds, you must first telephone the FFI Client Service Team at (617) 342-1600 or toll-free (800) 225-1576 to provide the dollar amount being invested and the name of the wiring bank. You should then instruct your bank to wire transfer Federal Funds to State Street Bank and Trust Company-Boston, ABA Number 0110-0002-8, Attention: FFI Group, Credit (Name of Fund), DDA Number 99037582 and your Fund account name and Fund account number.

The price of your shares is based on the next calculation of net asset value after your order becomes effective, as described below. Your purchase order does not become effective until Federal Funds are received by the Transfer Agent or other forms of payment are converted by the Transfer Agent into Federal Funds. Federal Funds are monies credited to a bank’s account with a Federal Reserve Bank.

Institutional Tax-Exempt Fund — If your order is received by the Fund by 12:00 Noon (Eastern time) and Federal Funds are received by the Transfer Agent prior to the close of the Federal Funds wire on that same day, the order will be effected that day as of 12:00 Noon (Eastern time) and dividends will be earned that day. If your order is received after 12:00 Noon (Eastern time) but before 4:00 p.m., it will become effective on that day, but dividends will not be earned until the next Business Day. If your order is received after 4:00 p.m. (Eastern time), it will not become effective, and dividends will not be earned, until the next Business Day.

34

If You Want to	Your Choices	Important Information for You to Know

Buy Shares (continued)	Then, either purchase by Federal Funds Wire (continued)	Treasury Fund — If your order is received by the Fund by 2:00 p.m. (Eastern time) and Federal Funds are received by the Transfer Agent prior to the close of the Federal Funds wire on that same day, the order will be effected that day as of 2:00 p.m. (Eastern time) and dividends will be earned that day. If your order is received after 2:00 p.m. (Eastern time) but before the close of the Exchange at 4:00 p.m., it will become effective on that day, but dividends will not be earned until the next Business Day. If your order is received after 4:00 p.m. (Eastern time), it will not become effective, and dividends will not be earned, until the next Business Day.

Premier Institutional, Institutional, Select Institutional and Government Funds — If your order is received by the applicable Fund by 5:00 p.m. (Eastern time) and Federal Funds are received by the Transfer Agent prior to the close of the Federal Funds wire on the same day, the order will be effected as of 5:00 p.m. (Eastern time) and dividends will be earned that day. If your order is received after 5:00 p.m. (Eastern time) it will not become effective, and dividends will not be earned, until the next Business Day.

	Or by check or Federal Reserve Draft	To purchase shares of a Fund by check or Federal Reserve Draft, you must submit a purchase order directly by mail to State Street Bank and Trust Company, P.O. Box 8118, Boston, Massachusetts 02266-8118, together with payment of the purchase price of the shares and, in the case of a new account, a completed Account Application. (To obtain an Account Application, contact the FFI Client Service Team by calling (617) 342-1600 or toll-free (800) 225-1576, or e-mail a request to ffi@blackrock.com). Such orders will become effective on the day the remittance is converted into Federal Funds, and shares will be purchased at the net asset value next determined after such conversion. Checks and Federal Reserve Drafts should be made payable to the order of the name of the Fund. Money transmitted by check normally will be converted into Federal Funds within two Business Days following receipt. Certified checks are not necessary, but checks are accepted subject to collection at full face value in United States funds and must be drawn on a United States bank. In the event that the purchase price for shares of a Fund is paid by Federal Funds in the form of a Federal Reserve Draft, Federal Funds will be available to the Fund on the next Business Day and the investor’s order will be effected on such day. During the period of time prior to the conversion into Federal Funds, an investor’s money will not be invested and, therefore, will not be earning dividends.

	You may also purchase shares through FACTS	If you are a business organization (such as a corporation, partnership or business trust), you may purchase shares of the Funds through the Financial Assets Control Tracking System or FACTS. FACTS is a program designed to help businesses manage their cash flow and earn money market returns through investment in the Funds. FACTS utilizes the Automated Clearing House system (“ACH”) to transfer funds electronically between the corporate investor’s local bank and the Funds.

You can arrange the purchase of shares of the Funds through FACTS by completing a FACTS Account Application, which you can obtain by calling the FFI Client Service Team at (617) 342-1600 or toll-free (800) 225-1576, and returning it to the FFI Client Service Team in Boston. After your application is received, an announcement card will be sent to you containing an account number and advising you that, after 15 days from the printed date on the card, you may begin using ACH for purchasing Fund shares.

After this waiting period, an authorized representative of your organization may call the Funds’ FACTS toll-free number (800) 343-3446 by 4:00 p.m. (Eastern time) on any Business Day, identify your organization by name and account number, and tell the FACTS operator how much cash the organization wishes to invest in the applicable Fund from its local corporate checking account. On the morning of the following Business Day, funds will automatically be transferred to a Fund via ACH. Dividends will be paid by the Fund on the day funds are transferred.

35

If You Want to	Your Choices	Important Information for You to Know

Buy Shares (continued)	Or by internet	You may also purchase shares of the Funds through the Funds’ internet-based order entry program, or by such other electronic means as the Funds agree to in their sole discretion.

Add to Your Investment	Purchase additional shares	The minimum investment for additional purchases is generally $1,000 for all accounts except that if your account balance in Premier Institutional Fund or Select Institutional Fund has fallen below $10,000,000, subsequent purchases of shares of Premier Institutional Fund or Select Institutional Fund by you will only be accepted if, after such purchase, your balance will be at least $10,000,000.

	Acquire additional shares through the automatic dividend reinvestment plan	All dividends are automatically reinvested unless you elect to receive cash.

Sell Your Shares	General	Upon receipt by the FFI Client Service Team of a proper redemption request (indicating the name of the Fund, account number and the dollar amount of shares to be redeemed), each Fund will redeem its shares on every Business Day at the net asset value per share determined that day. Net asset value per share is determined daily for the Institutional Tax-Exempt and Treasury Funds, as of 4:00 p.m. (Eastern time). Net asset value is determined daily for Premier Institutional Fund, Institutional Fund, Select Institutional Fund and Government Fund as of 5:00 p.m. (Eastern time). If the Exchange closes trading prior to the times established above, or the SIFMA recommends that the securities markets close early, determination of net asset value may be advanced. See “Valuation of Fund Investments” below. A Fund may reject an order to sell shares under certain circumstances. Under the Investment Company Act, a Fund may suspend the right of redemption, (1) for any period (a) during which the Exchange is closed other than customary weekend and holiday closings, or (b) during which trading on the Exchange is restricted, (2) for any period during which an emergency exists (a) because disposal by the Fund of securities owned by it is not reasonably practicable, or (b) because it is not reasonably practicable for such Fund fairly to determine the value of its net assets, or (3) for such other periods as the Securities and Exchange Commission (the “Commission”) may by order permit for the protection of security holders of the Fund. The Commission shall by rules and regulations determine the conditions under which (i) trading shall be deemed to be restricted, and (ii) an emergency shall be deemed to exist.

	Redemption Procedures	Shareholders meeting the requirements stated below may initiate redemptions by submitting their redemption requests to the FFI Client Service Team by telephone at (617) 342-1600 or toll free (800) 225-1576 or by mail to the FFI Client Service Team, One Financial Center, 32nd Floor, Boston, Massachusetts 02111 (without signature guarantee) and having the proceeds sent by a Federal Funds wire to a previously designated bank account. Please note that all Federal Funds wiring instructions may only be established for bank accounts that are in the same name as your Fund account. The minimum amount to be wired is $1,000.

36

If You Want to	Your Choices	Important Information for You to Know

Sell Your Shares (continued)	Redemption Procedures (continued)	A redemption request received prior to 12:00 Noon (Eastern time) for Institutional Tax-Exempt Fund or prior to 2:00 p.m. (Eastern time) for Treasury Fund, will not earn a dividend on the day the request is received and payment will be made in Federal Funds wired on the same Business Day. Shareholders of Premier Institutional, Institutional, Select Institutional and Government Funds will not earn a dividend on the day the redemption request is received prior to 5:00 p.m. (Eastern time) and payment will be made in Federal Funds wired on the same Business Day. If an expedited redemption request for which the redemption proceeds will be wired is received after 12:00 Noon (Eastern time) for Institutional Tax-Exempt Fund, or after 2:00 p.m. (Eastern time) for Treasury Fund, and prior to 4:00 p.m. (Eastern time), or if an expedited redemption request is received prior to the close of trading on a day the Exchange closes early, on a day on which State Street Bank is open for business, the redemption proceeds will be wired on the next Business Day following the redemption request. A redemption request received on a Business Day after 12:00 Noon (Eastern time) for Institutional Tax-Exempt Fund or after 2:00 p.m. (Eastern time) for Treasury Fund, will earn a dividend on the day the request is received and the redemption proceeds will be wired on the next Business Day following receipt of the redemption request. If a redemption request is received after the close of trading on the Exchange (including after the close of trading on a day the Exchange closes early) or on a day on which State Street Bank is closed, the redemption proceeds will be wired on the next Business Day following receipt of the redemption request. Therefore, a redeeming shareholder will receive a dividend on the day the request is received, but not on the day that shares are redeemed out of such shareholder’s account.

To utilize the redemption procedure, an Account Application with the payment authorization section properly completed must be on file with the FFI Client Service Team before a redemption request is submitted. (To obtain an Account Application, call (800) 225-1576.) This form requires a shareholder to designate the bank account to which redemption proceeds should be sent. Any change in the bank or trust company account designated to receive the proceeds must be submitted in proper form on a new Account Application with STAMP2000 Medallion Imprint signature guaranteed. In making a telephone redemption request, a shareholder must provide the shareholder’s name and account number, the dollar amount of the redemption requested, and the name of the bank to which the redemption proceeds should be sent. If the information provided by the shareholder does not correspond to the information on the Account Application, the transaction will not be approved.

You may also redeem shares of the Funds through the Funds’ internet-based order entry program, or by such other electronic means as the Funds agree to in their discretion.

With regard to redemption orders received prior to 5:00 p.m. (Eastern time) for each of Premier Institutional Fund, Institutional Fund and Government Fund, proceeds from such redemptions will be wired out that same day. It is important to note that redemption orders placed later in the day—especially between 3:30 p.m. (Eastern time) and 5:00 p.m. (Eastern time)—will be processed by the Fund and a wire will be initiated by State Street Bank but payment may be delayed if the Federal Reserve Bank of Boston is experiencing delays in transfers of funds. After a redemption order has been processed by the Fund and a redemption wire has been initiated by the FFI Client Service Team, neither entity will assume any responsibility for the performance of the shareholder’s receiving bank, or any of its intermediaries.

You may also submit your redemption request in writing to the FFI Client Service Team, One Financial Center, 32nd Floor, Boston, Massachusetts 02111. A Fund will make payment for shares redeemed pursuant to the ordinary redemption procedure by check sent to you at the address on your Account Application. Such checks will normally be sent out within one Business Day, but in no event more than seven days after receipt of the redemption request in proper form.

37

If You Want to	Your Choices	Important Information for You to Know

Sell Your Shares (continued)	Checking Account Redemption Plan	State Street Bank will establish a checking account for any shareholder of Institutional Fund, Government Fund, Treasury Fund or Institutional Tax-Exempt Fund at the shareholder’s request. Checks drawn on this account can be made payable to the order of any person in any amount not less than $500. The payee of the check may cash or deposit it like any other check drawn on a bank. Shareholders wishing to consider this method of redemption should call (800) 225-1576 to obtain an Authorization for Redemption by Check Form and Signature Card. The Funds reserve the right, after giving proper notification, to either limit or revoke checking account redemption rights for shareholders on an individualized basis under certain circumstances.

Exchange Your Shares	Select the Fund into which you want to exchange. Be sure to read that Fund’s section of this prospectus.	You can exchange your shares of a Fund for shares of any of the other Funds in the Trust, subject to each Fund’s minimum investment requirements. You must exchange shares with a current value of at least $1,000. Although there is currently no limit on the number of exchanges that you can make, the exchange privilege may be modified or terminated at any time in the future.

Additional Information Regarding the Purchase and Redemption of Shares

To minimize recordkeeping by banks and other institutions purchasing shares on behalf of separate accounts, arrangements can be made through the Distributor to have State Street Bank provide sub-accounting services. All underlying subaccounts are subject to each Fund’s minimum balance requirements.

The issuance of shares of a Fund is recorded on the books of the Fund, and, to avoid additional operating costs and for investor convenience, stock certificates will not be issued unless expressly requested in writing by a shareholder. Certificates will not be issued for fractional shares. The Transfer Agent will send to the shareholder of record a monthly statement.

If you redeem all of your shares in a Fund, your dividends accrued for the month to date will be simultaneously remitted. Where the shares to be redeemed had been purchased by check, the redemption proceeds will be transmitted to you promptly upon bank clearance of your purchase check, which may take up to 15 calendar days.

Trust’s Rights

The Trust may:

  Suspend the right of redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the Investment Company Act,

  Postpone the date of payment upon redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the Investment Company Act or if a redemption request is made before the Trust has collected payment for the purchase of shares,

  Redeem shares for property other than cash if conditions exist which make cash payments undesirable in accordance with the Trust’s rights under the Investment Company Act, and

  Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level.

Suspension of Redemptions Upon Liquidation. If the Board of Trustees of the Trust (the “Board”), including a majority of the non-interested Trustees, determines that the deviation between a Fund’s amortized cost price per share and the market-based net asset value per share may result in material dilution or other unfair results, the Board, subject to certain conditions, may, in the case of a Fund that the Board has determined to liquidate irrevocably, suspend redemptions and payments of redemption proceeds in order to facilitate the permanent termination of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

Note on Low Balance Accounts. Because of the high cost of maintaining small investment accounts, each of Institutional Fund, Government Fund, Treasury Fund and Institutional Tax-Exempt Fund reserves the right to redeem your shares if at any time the total investment in your account does not have a value of at least $5,000. You will be notified that the value of your account is less than $5,000 and will be allowed 60 days to make an additional

38

investment into your account before the redemption is processed. If (a) your average account balance in Premier Institutional Fund or Select Institutional Fund falls below $10,000,000 for any 30-day period and (b) you do not, within 30 days after receiving notice from Premier Institutional Fund or Select Institutional Fund of such deficiency, purchase additional shares of the Fund to restore a $10,000,000 account balance, Premier Institutional Fund or Select Institutional Fund is authorized to exchange your shares for shares of the Institutional Fund unless you elect to have shares redeemed and the proceeds of the redemption paid directly to you. In either case, you will be notified of the exchange or redemption.

Short-Term Trading Policy

Market timing is an investment technique involving frequent short-term trading of mutual fund shares designed to exploit market movements or inefficiencies in the way a mutual fund prices its shares. The Board of Trustees has evaluated the risks of market timing activities by each Fund’s shareholders and has determined that due to (i) each Fund’s policy of seeking to maintain the Fund’s per share net asset value at $1.00 each day, (ii) the nature of each Fund’s portfolio holdings, and (iii) the nature of each Fund’s shareholders, it is unlikely that (a) market timing would be attempted by a Fund’s shareholders or (b) any attempts to market time a Fund by shareholders would result in negative impact to the Fund or its shareholders. As result, the Board of Trustees has not adopted policies and procedures to deter short-term trading in the Funds.

Master/Feeder Structure (Applicable only to Premier Institutional Fund, Institutional Fund, Select Institutional Fund and Institutional Tax-Exempt Fund)

Each Feeder Fund is a series of the Trust and is a “feeder” fund that invests all of its assets in the corresponding Portfolio of the Master LLC. A Feeder Fund’s investment results will correspond directly to the investment results of its corresponding Portfolio. Investors in each of these Feeder Funds will acquire an indirect interest in the corresponding Portfolio.

Each Portfolio may accept investments from other feeder funds, and all the feeder funds of a Portfolio bear the Portfolio’s expenses in proportion to their assets. This structure may enable the Feeder Funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a Portfolio from different feeder funds may offset each other and produce a lower net cash flow.

However, each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder could offer access to a Portfolio on more attractive terms, or could experience better performance, than another feeder fund. Information about feeder funds is available by calling (800) 225-1576.

Whenever a Portfolio holds a vote of its feeder funds, the corresponding Feeder Fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a Feeder Fund over the operations of the corresponding Portfolio. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same Portfolio.

Each of these Feeder Funds may withdraw from the corresponding Portfolio at any time and may invest all of its assets in another pooled investment vehicle or retain an investment adviser to manage the Feeder Fund’s assets directly.

39

Management of the Funds

BlackRock

BlackRock is the manager for Government Fund and Treasury Fund and for the corresponding Portfolio of each of Premier Institutional Fund, Institutional Fund, Select Institutional Fund and Institutional Tax-Exempt Fund. BlackRock manages the investments and business operations of each Fund or Portfolio, as the case may be, subject to the oversight of the Trust’s Board of Trustees or the Master LLC’s Board of Directors, as applicable. While BlackRock is ultimately responsible for the management of the Fund or the Portfolio, as applicable, it is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect wholly owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies. BlackRock Institutional Management Corporation (the “Sub-Adviser”), the sub-adviser for the Portfolios, Government Fund and Treasury Fund, is a registered investment adviser organized in 1977. BlackRock and its affiliates had approximately $3.151 trillion in investment company and other portfolio assets under management as of June 30, 2010.

BlackRock serves as manager to Premier Institutional Portfolio, Institutional Portfolio and Institutional Tax-Exempt Portfolio pursuant to a management agreement between BlackRock and the Master LLC. Pursuant to the management agreement, BlackRock is entitled to fees computed daily and payable monthly. The maximum annual management fee rate that can be paid by a Portfolio to BlackRock (as a percentage of average daily net assets of that Portfolio) is set forth below:

Portfolio	Rate of Management Fee

Premier Institutional Portfolio	0.05%

Institutional Portfolio	0.05%

Institutional Tax-Exempt Portfolio	0.05%

BlackRock serves as manager to Government Fund and Treasury Fund pursuant to separate management agreements between BlackRock and the Trust on behalf of each Fund. Pursuant to the management agreements, BlackRock is entitled to fees computed daily and payable monthly. The maximum annual management fee rate that can be paid by a Fund to BlackRock (as a percentage of average daily net assets of that Fund) is calculated as follows:

	Management Fee Rate as a percentage of average daily net assets

Average Daily Net Assets	Government Fund	Treasury Fund

Not exceeding $500 million	0.350%	0.350%

Exceeding $500 million but not exceeding $750 million	0.335%	0.335%

Exceeding $750 million but not exceeding $1 billion	0.320%	0.320%

In excess of $1 billion	0.300%	0.300%

With respect to Government Fund and Treasury Fund, BlackRock has agreed to waive voluntarily a portion of its management fee so that the annual management fee rate for each Fund is 0.20% of the Fund’s average daily net assets. BlackRock may discontinue these voluntary waivers of fees in whole or in part at any time without notice.

For the fiscal year ended April 30, 2010, Premier Institutional Portfolio, Institutional Portfolio, Institutional Tax-Exempt Portfolio, Government Fund and Treasury Fund paid BlackRock at the management fee rates shown below:

Management Fee (net of any waivers and/or reimbursement, if applicable) as a percentage of average daily net assets
Fund	Paid to the Manager

Premier Institutional Portfolio	0.05%

Institutional Portfolio	0.05%

Institutional Tax-Exempt Portfolio	0.05%

Government Fund	0.20%

Treasury Fund	0.14%

40

BlackRock has entered into sub-advisory agreements with the Sub-Adviser, an affiliate of BlackRock, under which BlackRock pays the Sub-Adviser for services it provides a monthly fee at an annual rate equal to a percentage of the management fee paid to BlackRock by each Fund or Portfolio under the applicable management agreement. The Sub-Adviser is responsible for the day-to-day management of the Funds and the Portfolios.

BlackRock also acts as administrator (the “Administrator”) to each Feeder Fund. For its services as administrator, the Administrator receives a fee, based on each Feeder Fund’s average daily net assets, at the following annual rates: 0.10% for Premier Institutional Fund, 0.15% for Institutional Fund, 0.13% for Select Institutional Fund and 0.15% for Institutional Tax-Exempt Fund.

Under Select Institutional Fund’s administration agreement, in exchange for the administration fee payable by Select Institutional Fund, the Administrator has agreed to pay all of the Fund’s other ordinary expenses, other than the Fund’s pro rata portion of the Institutional Portfolio’s management fee payable indirectly by the Fund as an interestholder of the Institutional Portfolio, so that the Fund’s total annual operating expenses minus extraordinary expenses, if any, will be no greater than 0.18% of the Fund’s net assets.

BlackRock has voluntarily agreed to waive a portion of its management fees and/or administration fees, as applicable, and/or reimburse operating expenses to enable each Fund to maintain minimum levels of daily net investment income. BlackRock may discontinue this voluntary waiver and/or reimbursement at any time without notice.

A discussion of the basis for the Board of Trustees’/Directors’ approval of each Fund’s/Portfolio’s management agreement and sub-advisory agreement is included in the Fund’s semi-annual shareholder report for the fiscal period ended October 31, 2009.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Fund.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) and of BlackRock, Inc.’s significant shareholders, Merrill Lynch, and its affiliates, including BAC (each a “BAC Entity”), and Barclays Bank PLC and its affiliates, including Barclays PLC (each a “Barclays Entity”) (for convenience the BAC Entities and Barclays Entities are collectively referred to in this section as the “Entities” and each separately is referred to as an “Entity”) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock and its Affiliates or the Entities provide investment management services to other funds and discretionary managed accounts that follow investment programs similar to those of the Funds. BlackRock and its Affiliates or the Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates or Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which the Funds directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate or an Entity performs or seeks to perform investment banking or other services. One or more Affiliates or Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Fund. The trading activities of these Affiliates or Entities are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate or an Entity having positions that are adverse to those of the Funds. No Affiliate or Entity is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate or an Entity may compete with the Funds for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate or an Entity and of other accounts managed by an Affiliate or an Entity, and it is possible that the Funds could sustain losses during periods in which one or more Affiliates or Entities and other accounts achieve profits on

41

their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or an Entity or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate- or Entity-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates or Entities, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Affiliate or an Entity has or is trying to develop investment banking relationships or in which an Affiliate or an Entity has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate or an Entity provides or may some day provide research coverage. An Affiliate or an Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates or Entities in connection with the Funds’ portfolio investment transactions.

Under a securities lending program approved by the Trust’s Board of Trustees and the Master LLC’s Board of Directors, Treasury Fund, Government Fund, Premier Institutional Portfolio and Institutional Portfolio have retained an Affiliate of BlackRock to serve as the securities lending agent for the Funds or Portfolios, as applicable, to the extent that the Funds or Portfolios, as applicable, participate in the securities lending program. For these services, the lending agent may receive a fee from the Funds or Portfolios, as applicable, including a fee based on the returns earned on the Funds’ or Portfolios’ investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which a Fund or Portfolio, as applicable, may lend its portfolio securities under the securities lending program.

The activities of Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Valuation of Fund Investments

When you buy shares, you pay the net asset value (normally $1.00 per share) without a sales charge. The amortized cost method is used in calculating each Fund’s net asset value, meaning that the calculation is based on a valuation of the assets held by the Fund at cost, with adjustment for any discount or premium on a security at the time of purchase. The net asset value is the offering price. Shares are also redeemed at their net asset value. The net asset value per share for purposes of pricing orders for both the purchase and the redemption of Fund shares is determined daily on every Business Day as of 5:00 p.m. (Eastern time) for the Premier Institutional, Institutional, Select Institutional and Government Funds, and as of 4:00 p.m. (Eastern time) for Institutional Tax-Exempt Fund and Treasury Fund. On any day the Exchange closes early, and/or the SIFMA recommends an early close, however, the time for determination of net asset value of the Fund will be 15 minutes following the time that each Fund determines, in its discretion, to cease accepting orders for purchases and redemptions of shares.1

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit on any day when the Exchange, bond markets (as recommended by SIFMA) or the Federal Reserve banks close early1, trading on the Exchange is restricted, an emergency arises or as otherwise permitted by the Commission. In addition, the Board may, for any Business Day, decide to change the time as of which a Fund’s net asset value is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the Commission.

In the event the Exchange does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated Exchange closing, please call (800) 225-1576.

[1]	For calendar years 2010-2011, SIFMA currently recommends an early close for the bond markets on the following dates: April 2, May 28, November 26 and December 23, 2010 and April 21, May 27, November 25, December 23 and December 30, 2011. For calendar year 2010, the Exchange will close early on November 26 and December 24, 2010.

42

Dividends and Taxes

Each Fund will declare a dividend daily from its net investment income, if any. Dividends accrue daily and are distributed monthly in the form of reinvestment in additional shares at net asset value or, at the shareholder’s option, paid in cash. Net realized capital gains, if any, will be distributed at least annually in the form of reinvestment in additional shares at net asset value or, at the shareholder’s option, paid in cash. Dividends are determined immediately prior to the determination of net asset value as of 4:00 p.m. (Eastern time) at the close of trading on the Exchange for Institutional Tax-Exempt Fund and Treasury Fund, and as of 5:00 p.m. (Eastern time) for Premier Institutional Fund, Institutional Fund, Select Institutional Fund and Government Fund. Immediately after such determination, each Fund will declare a dividend payable to shareholders of record either: (a) at 12:00 Noon (Eastern time) for Institutional Tax-Exempt Fund, 2:00 p.m. (Eastern time) for the Treasury Fund and 5:00 p.m. (Eastern time) for Premier Institutional Fund, Institutional Fund, Select Institutional Fund and Government Fund on any Business Day the Exchange does not close early or if the Exchange closes early and/or the SIFMA recommends that the securities markets close early, at such early closing time or (b) at the previous close of business on the Exchange on any day that is not a Business Day. Each Fund other than the Institutional Tax-Exempt Fund intends to pay dividends, most of which will be taxed as ordinary income, although each Fund may pay capital gains dividends as well. Institutional Tax-Exempt Fund intends to pay dividends most of which will be excludable from your gross income for Federal income tax purposes, but may pay taxable capital gains dividends as well. Capital gains paid by the Funds may be taxable to shareholders at different rates depending on how long the Fund held the assets sold.

You may receive your dividends in cash monthly. Such cash dividends will be paid to you by check or Federal Fund wire within seven days after the end of each month. You may elect to receive dividends in cash at the time of purchase of Fund shares or at any time subsequent thereto by giving written notice to State Street Bank. To be effective with respect to a particular monthly dividend payment, your written notice must be received by State Street Bank at least seven days prior to the end of the month.

If you redeem shares of a Fund or exchange them for shares of another Fund, any gain on the transaction may be subject to tax. Certain dividend income and long-term capital gains are eligible for taxation at a reduced rate that applies to non-corporate shareholders. However, to the extent a Fund’s distributions are derived from income on short-term debt securities and short-term capital gains, that Fund’s distributions will not be eligible for taxation at the reduced rate.

Generally, within 60 days after the end of each Fund’s taxable year, each Fund will tell you the amount of exempt interest dividends and capital gain dividends you received that year. Capital gain dividends are taxable as long term capital gains to you regardless of how long you have held your shares. The tax treatment of dividends from a Fund is the same whether you choose to receive dividends in cash or to have them reinvested in shares of the Fund.

If you are neither a tax resident nor a citizen of the United States, or if you are a foreign entity, each Fund’s ordinary income dividends (which include distributions of the excess of net short-term capital gains over net long term capital losses) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. However, for taxable years of a Fund beginning before January 1, 2010, certain distributions designated by the Fund as either interest related dividends or short-term capital gain dividends and paid to a foreign shareholder would be eligible for an exemption from U.S. withholding tax.

By law, taxable dividends of a non-corporate shareholder will be subject to a withholding tax if such shareholder has not provided a taxpayer identification number or social security number or the number such shareholder has provided is incorrect.

Institutional Tax-Exempt Fund will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for Federal income tax purposes. To the extent that the dividends distributed by Institutional Tax-Exempt Fund are from bond interest income that is excludable from gross income for Federal income tax purposes, they are exempt from Federal income tax. Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to Federal income taxes and will generally be subject to state and local income taxes. Institutional Tax-Exempt Fund may invest in private activity bonds, the interest from which is an item of tax preference for purposes of the Federal alternative minimum tax. Depending on the other income tax attributes of a shareholder, to the extent exempt-interest dividends from Institutional Tax-Exempt Fund consist of interest from private activity bonds, the dividends may result in an increase in the shareholder’s tax liability.

43

There is a possibility that events occurring after the date of issuance of a security, or after Institutional Tax-Exempt Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for Federal income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by Institutional Tax-Exempt Fund shareholders to be taxable to those shareholders in the year of receipt.

Recently enacted legislation will impose a 3.8% Medicare tax on the net investment income (which includes interest, dividends and capital gains) of U.S. individuals with incomes exceeding $200,000 or $250,000 if married filing jointly, and of trusts and estates, for taxable years beginning after December 31, 2012.

Other recently enacted legislation will impose a 30% withholding tax on dividends and redemption proceeds paid after December 31, 2012 to (i) certain foreign financial institutions and investment funds unless they agree to collect and disclose to the Internal Revenue Service information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities unless they certify certain information regarding their direct and indirect U.S. owners. Under some circumstances, a foreign shareholder may be eligible for refunds or credits of such taxes.

This section summarizes some of the consequences under current Federal tax law of an investment in each Fund. It is not a substitute for personal tax advice. Consult your personal tax adviser about the potential tax consequences of an investment in each Fund under all applicable tax laws.

44

Financial Highlights

Financial Performance of the Funds

The Financial Highlights tables are intended to help you understand each Fund’s financial performance for the last five years. Certain information reflects the financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the respective Fund (assuming reinvestment of all dividends and/or distributions). The information has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, are included in the Funds’ Annual Report, which is available upon request.

FFI Premier Institutional Fund

	Year Ended April 30,
	2010	2009	2008	2007	2006

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0028	0.0209	0.0473	0.0512	0.0373

Dividends and distributions from:
Net investment income	(0.0028)	(0.0209)	(0.0473)	(0.0512)	(0.0373)
Net realized gain	—	—	—	—	—

Total dividends and distributions	(0.0028)	(0.0209)	(0.0473)	(0.0512)	(0.0373)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]	0.28%	2.11%	4.83%	5.24%	3.79%

Ratios to Average Net Assets[2]

Total expenses	0.18%	0.18%	0.16%	0.16%	0.16%

Total expenses after waiver	0.18%	0.18%	0.16%	0.11%	0.12%

Net investment income after waiver	0.29%	2.16%	4.63%	5.13%	3.74%

Supplemental Data

Net assets, end of year (000)	$12,182,188	$17,312,092	$32,406,176	$19,908,646	$16,821,041

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[2]	Includes the Fund’s share of Premier Institutional Portfolio’s allocated expenses and/or net investment income.

45

Financial Highlights (continued)

FFI Institutional Fund

	Year Ended April 30,
	2010	2009	2008	2007	2006

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0023	0.0204	0.0467	0.0505	0.0368

Dividends and distributions from:
Net investment income	(0.0023)	(0.0204)	(0.0467)	(0.0505)	(0.0368)
Net realized gain	—	—	—	—	(0.0000)

Total dividends and distributions	(0.0023)	(0.0204)	(0.0467)	(0.0505)	(0.0368)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]	0.23%	2.06%	4.77%	5.17%	3.74%

Ratios to Average Net Assets[2]

Total expenses	0.24%	0.24%	0.22%	0.22%	0.23%

Net investment income	0.26%	2.03%	4.59%	5.07%	3.75%

Supplemental Data

Net assets, end of year (000)	$6,783,683	$23,356,339	$27,287,307	$20,368,666	$12,597,362

1	Where applicable, total investment returns include the reinvestment of dividends and distributions.

2	Includes the Fund’s share of Institutional Portfolio’s allocated expenses and/or net investment income.

46

Financial Highlights (continued)

FFI Select Institutional Fund

	Year Ended April 30,		Period February 4, 2008[1] to April 30, 2008
	2010	2009

Per Share Operating Performance

Net asset value, beginning of period	$1.00	$1.00	$1.00

Net investment income	0.0027	0.0207	0.0082

Dividends from net investment income	(0.0027)	(0.0207)	(0.0082)

Net asset value, end of period	$1.00	$1.00	$1.00

Total Investment Return[2]	0.27%	2.09%	0.82%[3]

Ratios to Average Net Assets[4]

Total expenses	0.18%	0.21%	0.18%[5]

Net investment income	0.24%	2.04%	3.34%[5]

Supplemental Data

Net assets, end of period (000)	$4,395,901	$2,625,408	$2,319,487

[1]	Commencement of operations.

[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Includes the Fund’s share of Institutional Portfolio’s allocated expenses and/or net investment income.

[5]	Annualized.

47

Financial Highlights (continued)

FFI Government Fund

	Year Ended April 30,
	2010	2009	2008	2007	2006

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0012	0.0141	0.0435	0.0495	0.0361

Dividends and distributions from:
Net investment income	(0.0012)	(0.0141)	(0.0435)	(0.0495)	(0.0361)
Net realized gain	—	—	—	—	(0.0000)

Total dividends and distributions	(0.0012)	(0.0141)	(0.0435)	(0.0495)	(0.0361)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]	0.12%	1.42%	4.44%	5.06%	3.67%

Ratios to Average Net Assets

Total expenses	0.34%	0.35%	0.32%	0.34%	0.34%

Total expenses after waiver	0.23%	0.24%	0.21%	0.22%	0.22%

Net investment income after waiver	0.12%	1.26%	4.06%	4.97%	3.56%

Supplemental Data

Net assets, end of year (000)	$4,980,873	$11,707,716	$9,072,522	$2,815,784	$2,213,199

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

48

Financial Highlights (continued)

FFI Treasury Fund

	Year Ended April 30,
	2010	2009	2008	2007	2006

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0076	0.0346	0.0476	0.0338

Dividends and distributions from:
Net investment income	(0.0001)	(0.0076)	(0.0346)	(0.0476)	(0.0338)
Net realized gain	—	—	—	(0.0000)	(0.0000)

Total dividends and distributions	(0.0001)	(0.0076)	(0.0346)	(0.0476)	(0.0338)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]	0.01%	0.77%	3.51%	4.87%	3.43%

Ratios to Average Net Assets

Total expenses	0.34%	0.33%	0.32%	0.35%	0.36%

Total expenses after waiver	0.17%	0.22%	0.21%	0.23%	0.23%

Net investment income after waiver	0.00%	0.68%	2.74%	4.76%	3.33%

Supplemental Data

Net assets, end of year (000)	$4,672,003	$9,875,165	$9,627,231	$1,349,189	$1,369,615

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

49

Financial Highlights (concluded)

FFI Institutional Tax-Exempt Fund

	Year Ended April 30,
	2010	2009	2008	2007	2006

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0028	0.0150	0.0314	0.0341	0.0264

Dividends and distributions from:
Net investment income	(0.0028)	(0.0150)	(0.0314)	(0.0341)	(0.0264)
Net realized gain	—	—	(0.0000)	—	—

Total dividends and distributions	(0.0028)	(0.0150)	(0.0314)	(0.0341)	(0.0264)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]	0.28%	1.51%	3.18%	3.47%	2.68%

Ratios to Average Net Assets[2]

Total expenses	0.23%	0.24%	0.22%	0.22%	0.22%

Net investment income	0.28%	1.55%	3.13%	3.41%	2.66%

Supplemental Data

Net assets, end of year (000)	$10,793,962	$14,886,326	$17,518,515	$14,911,825	$14,060,273

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[2]	Includes the Fund’s share of Institutional Tax-Exempt Portfolio’s allocated expenses and/or net investment income.

50

General Information

Delivery of Shareholder Documents

Each Fund delivers only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the applicable Fund at (800) 225-1576.

Certain Fund Policies

Anti-Money Laundering Requirements

Each Fund is subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, each Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial advisers; it will be used only for compliance with the requirements of the Patriot Act.

Each Fund reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in the Trust from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.

BlackRock does not sell or disclose to nonaffiliated third-parties any nonpublic personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third-parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Statement of Additional Information

If you would like further information about the Trust, including how each Fund invests, please see the SAI.

For a discussion of each Fund’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the SAI.

51

Glossary

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.

Administration Fee — a fee paid to the administrator for providing administrative services to a Feeder Fund.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund (and the Portfolio, if applicable).

Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; and (iii) securities that will mature or are subject to a demand feature that is exercisable and payable within one business day.

Dollar-Weighted Average Maturity — average maturity of a Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security in a Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity.

Dollar-Weighted Average Life — the dollar-weighted average maturity of a Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of the date of interest rate resets in lieu of the security’s actual maturity date.

Management Fee — a fee paid to BlackRock for managing a Portfolio or Fund.

Other Expenses — include transfer agency, custody, professional and registration fees.

Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) Government securities issued by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States, that are issued at a discount to the principal amount to be repaid at maturity and have a remaining maturity of 60 days or less; and (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.

Yield — the income generated by an investment in a Fund.

52

[This page intentionally left blank]

[This page intentionally left blank]

For More Information

Funds and Service Providers

FUNDS
Funds For Institutions Series
     FFI Premier Institutional Fund
     FFI Institutional Fund
     FFI Select Institutional Fund
     FFI Government Fund
     FFI Treasury Fund
     FFI Institutional Tax-Exempt Fund
One Financial Center, 32nd Floor
Boston, Massachusetts 02111

Written Correspondence or Overnight Mail:
One Financial Center, 32nd Floor
Boston, Massachusetts 02111

(800) 225-1576

MANAGER
BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, Delaware 19809

ADMINISTRATOR
For FFI Premier Institutional Fund, FFI Institutional Fund, FFI Select Institutional Fund and
FFI Institutional Tax-Exempt Fund:
BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, Delaware 19809

SUB-ADVISER
BlackRock Institutional Management Corporation
100 Bellevue Parkway
Wilmington, Delaware 19809

TRANSFER AGENT
State Street Bank and Trust Company
P.O. Box 8118
Boston, Massachusetts 02266-8118

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116-5022

DISTRIBUTOR
BlackRock Investments, LLC
40 East 52nd Street
New York, New York 10022

CUSTODIAN
State Street Bank and Trust Company
2 Avenue de Lafayette
Boston, Massachusetts 02111

COUNSEL
Sidley Austin LLP
787 Seventh Avenue
New York, New York 10019-6099

Additional Information

This prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference. More information about the Funds is available at no charge upon request. This information includes:

Annual/Semi-Annual Reports

These reports contain additional information about the Funds’ investments.

Statement of Additional Information (SAI)

A Statement of Additional Information, dated August 27, 2010, has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about the Fund, may be obtained free of charge, along with the Fund’s annual and semi-annual reports, by calling (800) 225-1576. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus.

Contact your Financial Advisor or call the Fund at the telephone number or address indicated above if you have any questions.

Funds For Institutions Client Services

Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8:30 a.m. to 6:00 p.m. (Eastern time), on any business day. Call: (800) 225-1576.

Purchases and Redemptions

Call your financial professional or Funds For Institutions Client Services at (800) 225-1576.

World Wide Web

General fund information, including the SAI and annual/semi-annual reports, can be accessed free of charge at www.fundsforinstitutions.com. Mutual fund prospectuses and literature can also be requested via this website.

Written Correspondence and Overnight Mail

Funds For Institutions Series
One Financial Center, 32nd Floor
Boston, Massachusetts 02111

Internal Wholesalers

Available to support investment professionals 8:30 a.m. to 6:00 p.m. (Eastern time), on any business day. Call: (800) 626-1960.

Portfolio Characteristics and Holdings

A description of the Fund’s policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.

For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 225-1576.

Securities and Exchange Commission

You may also view and copy public information about the Fund, including the SAI, by visiting the EDGAR database on the SEC website (http://www.sec.gov) or the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room can be obtained by calling the SEC directly at (202) 551-8090. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Room of the SEC, Washington, D.C. 20549.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with information that is different from information contained in this prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

INVESTMENT COMPANY ACT FILE NO: 811-05149

PRO-FFIS-0810

STATEMENT OF ADDITIONAL INFORMATION

Funds For Institutions Series
FFI Premier Institutional Fund
FFI Institutional Fund
FFI Select Institutional Fund
FFI Government Fund
FFI Treasury Fund
FFI Institutional Tax-Exempt Fund

One Financial Center, 32nd Floor, Boston Massachusetts 02111 • Phone No. (800) 225-1576

     This Statement of Additional Information of FFI Premier Institutional Fund, FFI Institutional Fund, FFI Select Institutional Fund, FFI Government Fund, FFI Treasury Fund and FFI Institutional Tax-Exempt Fund (each, a “Fund” and, collectively, the “Funds”), each a series of Funds For Institutions Series (the “Trust”), is not a prospectus and should be read in conjunction with the Prospectus of the Funds, dated August 27, 2010 (the “Prospectus”), which has been filed with the Securities and Exchange Commission (the “Commission”) and can be obtained, without charge, by calling (800) 225-1576 or by writing to each Fund at the above address. The Prospectus is incorporated by reference into this Statement of Additional Information, and this Statement of Additional Information is incorporated by reference into the Prospectus. Each Fund’s and, where applicable, each master portfolio’s audited financial statements are incorporated into this Statement of Additional Information by reference to the Funds’ 2010 Annual Report to shareholders. You may request a copy of the Annual Report at no charge by calling (800) 225-1576 between 8:30 a.m. and 6:00 p.m. Eastern time, on any business day.

BlackRock Advisors, LLC — Manager
BlackRock Investments, LLC — Distributor

Fund	Ticker Symbol

FFI Premier Institutional Fund	MLPXX
FFI Institutional Fund	MLIXX
FFI Select Institutional Fund	MLSXX
FFI Government Fund	MLGXX
FFI Treasury Fund	MLTXX
FFI Institutional Tax-Exempt Fund	MLEXX

The date of this Statement of Additional Information is August 27, 2010.

INVESTMENT OBJECTIVES AND POLICIES

     Each Fund is a money market fund that seeks current income, preservation of capital and liquidity available from investing in short-term money market securities. Of the Funds offered by this Prospectus, FFI Premier Institutional Fund (“Premier Institutional Fund”), FFI Institutional Fund (“Institutional Fund”) and FFI Select Institutional Fund (“Select Institutional Fund”) each invests in money market securities generally; FFI Government Fund (“Government Fund”) invests in direct U.S. Government obligations, in securities of U.S. Government agencies and instrumentalities and U.S. Government sponsored enterprises and in repurchase agreements; FFI Treasury Fund (“Treasury Fund”) invests in U.S. Treasury securities; and FFI Institutional Tax-Exempt Fund (“Institutional Tax-Exempt Fund”) invests in tax-exempt securities and seeks to pay dividends exempt from Federal income taxation. Each Fund is a series of Funds For Institutions Series (the “Trust”).

     Each of Premier Institutional Fund, Institutional Fund, Select Institutional Fund and Institutional Tax-Exempt Fund is a “feeder” fund (each, a “Feeder Fund”) that invests all of its assets in a corresponding “master” portfolio (each, a “Portfolio”) of Master Institutional Money Market LLC (the “Master LLC”). Each Portfolio has the same investment objectives and strategies as its corresponding Fund or Funds as follows:

Corresponding Feeder Fund	Corresponding Master Portfolio
Institutional Fund	Master Institutional Portfolio (“Institutional Portfolio”)

Select Institutional Fund	Institutional Portfolio

Premier Institutional Fund	Master Premier Institutional Portfolio (“Premier Institutional Portfolio”)

Institutional Tax-Exempt Fund	Master Institutional Tax-Exempt Portfolio (“Institutional Tax-Exempt Portfolio”)

     All investments are made at the Portfolio level. This structure is sometimes called a “master/feeder” structure. Each Feeder Fund’s investment results will correspond directly to the investment results of the corresponding Portfolio. For simplicity, except where otherwise indicated, this Statement of Additional Information, with respect to the Premier Institutional Fund, Institutional Fund, Select Institutional Fund and Institutional Tax-Exempt Fund, uses the term “Fund” to include the Fund’s corresponding Portfolio.

Maturity and Quality Standards

     As a money market fund subject to the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), each Fund is required to meet certain maturity and quality standards as set forth below.

     Maturity. Each Fund is managed so that the dollar-weighted average maturity of all of its investments will be 60 days or less, and the dollar-weighted average life of all of its investments will be 120 days or less. In addition, the Funds will not acquire any instrument with a remaining maturity of greater than 397 days. The “dollar-weighted average maturity” of a Fund is the average amount of time until the issuers of the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security in a Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security under certain circumstances as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity. “Dollar-weighted average life” of a Fund’s portfolio is calculated without reference to the exceptions used in calculating the dollar-weighted average maturity for variable or floating rate securities regarding the use of interest rate reset dates.

     Liquidity. Recent amendments to Rule 2a-7 added a “general liquidity requirement” that requires that each Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under section 22(e) of the Investment Company Act, and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, each Fund’s adviser or sub-adviser must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this new provision may require a Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

     The Funds (other than Institutional Tax-Exempt Fund) will not acquire any security other than daily liquid assets unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets. The Funds will not acquire any security other than weekly liquid assets unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. “Daily liquid assets” include (i) cash; (ii) direct obligations of the U.S. Government; and (iii) securities that will mature or are subject to a demand feature that is exercisable and payable within one business day. “Weekly liquid assets” include (i) and (ii) above as well as (iii) Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity and have a remaining maturity of 60 days or less; and (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.

     No Fund will invest more than 5% of the value of its total assets in securities that are illiquid (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund).

     Portfolio Diversification and Quality. Rule 2a-7 under the Investment Company Act presently limits investments by each Fund in securities issued by any one issuer (except for, among others, securities issued by the U.S. Government, its agencies or instrumentalities or investments in First Tier Securities of a single issuer for certain temporary, limited purposes) ordinarily to not more than 5% of its total assets. In the event of investments in securities that are Second Tier Securities (as defined in Rule 2a-7) issued by a single issuer, not more than 1/2 of 1% of the Fund’s total assets may be invested in such Second Tier Securities. For purposes of these diversification policies, investments in a repurchase agreement will be deemed to be an investment in the underlying securities so long as, among other criteria, the securities collateralizing the repurchase agreement consist of cash items and U.S. Government securities and the respective Fund’s adviser or sub-adviser has evaluated the seller’s creditworthiness. In addition, Rule 2a-7 requires that not more than 3% of each Fund’s total assets be invested in Second Tier Securities and that Second Tier Securities may only be purchased if they have a remaining maturity of 45 days or less at the time of acquisition. As a matter of operating policy, each of Premier Institutional Fund, Institutional Fund, Select Institutional Fund and Government Fund will not invest in Second Tier Securities, and Treasury Fund currently does not intend to invest in Second Tier Securities.

Premier Institutional Fund, Institutional Fund and Select Institutional Fund

     All investments of each Fund will be in securities with remaining maturities of up to 397 days (13 months). The dollar weighted average maturity of each Fund’s portfolio will be 60 days or less, and the dollar-weighted average life of all of its investments will be 120 days or less.

     The following is a description of the types of short-term “money market” instruments in which each Fund will principally invest:

     (i) U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

     (ii) U.S. dollar-denominated obligations of U.S. and foreign depository institutions, including, but not limited to, certificates of deposit, bankers’ acceptances, time deposits, bank notes, thrift notes and deposit notes;

     (iii) commercial paper and other short-term obligations issued by corporations, partnerships, trusts or other entities, including U.S. dollar-denominated obligations issued by foreign entities; and

     (iv) other short-term obligations which in the opinion of the Trustees of the Trust are of comparable credit quality.

     The following is a description of some of the investments or investment practices in which each Fund may invest or engage:

     Government Securities: U.S. Treasury bills and notes are supported by the full faith and credit of the United States. Each Fund also will invest in debt securities issued by U.S. Government sponsored enterprises, agencies and instrumentalities, including, but not limited to, the Federal National Mortgage Association, the Federal Home

Loan Mortgage Corporation, the Student Loan Marketing Association, the Federal Agricultural Mortgage Corporation, and the Federal Home Loan Bank. Such securities may also include debt securities issued by international organizations designated or supported by multiple governmental entities, such as the International Bank for Reconstruction and Development. Government agency securities are not direct obligations of the U.S. Treasury but involve various forms of U.S. Government sponsorship or guarantees. The U.S. Government is not obligated to provide financial support to any of the above, other than U.S. Treasury bills and notes.

     Repurchase Agreements: The Funds may enter into repurchase agreements. A repurchase agreement is an instrument under which the purchaser (i.e., the Fund) acquires the security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the purchaser’s holding period. As a matter of operating policy, each Fund will not enter into repurchase agreements with more than seven days to maturity if it would result in the investment of more than 5% of the value of the Fund’s total assets in such repurchase agreements. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by each Fund but only to constitute collateral for the seller’s obligation to pay the repurchase price, and, in the event of a default by the seller, each Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

     In any repurchase transaction, collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities, obligations rated in the highest category by at least two nationally recognized statistical rating organizations (“NRSRO”), or, if unrated, determined to be of comparable quality by BlackRock Advisors, LLC (“BlackRock” or the “Manager”) or BlackRock Institutional Management Corporation (the “Sub-Adviser”). Collateral, however, is not limited to the foregoing and may include for example obligations rated below the highest category by NRSROs. Collateral for a repurchase agreement may also include securities that a Fund could not hold directly without the repurchase obligation. Irrespective of the type of collateral underlying the repurchase agreement, the Fund must determine that a repurchase obligation with a particular counterparty involves minimal credit risk to the Fund and otherwise satisfies the credit quality standards applicable to the acquisition of an instrument issued by such counterparty in compliance with Rule 2a-7 under the Investment Company Act.

     Repurchase agreements pose certain risks for a Fund that utilizes them. Such risks are not unique to the Fund but are inherent in repurchase agreements. The Funds seek to minimize such risks but because of the inherent legal uncertainties involved in repurchase agreements, such risks cannot be eliminated. Lower quality collateral and collateral with longer maturities may be subject to greater price fluctuations than higher quality collateral and collateral with shorter maturities. If the repurchase agreement counterparty were to default, lower quality collateral may be more difficult to liquidate than higher quality collateral. Should the counterparty default and the amount of collateral not be sufficient to cover the counterparty’s repurchase obligation, the Fund would retain the status of an unsecured creditor of the counterparty (i.e., the position the Fund would normally be in if it were to hold, pursuant to its investment policies, other unsecured debt securities of the defaulting counterparty) with respect to the amount of the shortfall. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and income involved in the transaction.

     Reverse Repurchase Agreements: Each Fund may enter into reverse repurchase agreements, which involve the sale of money market securities held by the Fund, with an agreement to repurchase the securities at an agreed upon price, date and interest payment. During the time a reverse repurchase agreement is outstanding, each Fund will maintain a segregated custodial account containing U.S. Government or other appropriate liquid securities having a value equal to the repurchase price. Management of each Fund does not consider entering into reverse repurchase agreements to constitute borrowing money for purposes of the Fund’s investment restrictions set forth herein.

     Securities Lending: Each Fund may lend securities from its portfolio with a value not exceeding 33 1/3% of its total assets or the limit prescribed by applicable law to banks, brokers and other financial institutions. In return, the Fund receives collateral in cash or securities issued or guaranteed by the U.S. Government, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Each Fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. Each Fund receives the income on the loaned securities. Where a Fund receives securities as collateral, each Fund receives a fee for its loans from the borrower and does not receive the income on the collateral. Where a Fund receives cash collateral, it may invest such collateral and retain the amount earned, net of any amount rebated to the borrower. As a result, a Fund’s yield may increase. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. Each Fund is obligated to return the collateral to the borrower at the termination of the loan. A Fund could suffer a loss in the event the Fund must return the cash collateral and there are losses on investments made with the cash collateral. In the event the borrower defaults on any of its obligations with respect to a securities loan, the Fund could suffer a loss where there are losses on investments made with the cash collateral or, where the value of the securities collateral falls below the market value of the borrowed securities. Each Fund could also experience delays and costs in gaining access to the collateral. Each Fund may pay reasonable finders, lending agent, administrative and custodial fees in connection with its loans. The Trust has received an exemptive order from the Commission permitting each Fund to lend portfolio securities to affiliates of the Trust and to retain an affiliate of the Trust as lending agent. See “Portfolio Transactions and Brokerage.”

     Commercial Paper and Other Short-Term Obligations: Each Fund may purchase commercial paper (including variable amount master notes and funding agreements), which refers to short-term promissory notes issued by corporations, partnerships, trusts or other entities to finance short-term credit needs, and non-convertible debt securities (e.g., bonds and debentures) with no more than 397 days (13 months) remaining to maturity at the time of purchase. Short-term obligations issued by trusts may include, but are not limited to, mortgage-related or asset-backed debt instruments, including pass-through certificates such as participations in, or Treasury bonds or notes backed by, pools of mortgages, or credit card, automobile or other types of receivables. See below for a discussion of these structured financings.

     Bank Money Instruments: Each Fund may purchase obligations of commercial banks or other depository institutions, such as (but not limited to) certificates of deposit, bankers’ acceptances, bank notes and time deposits. Each Fund may only invest in obligations of savings banks and saving and loan associations organized and operating in the United States. Each Fund may invest in obligations of commercial banks issued by U.S. depository institutions, foreign branches or subsidiaries of U.S. depository institutions (called Eurodollar obligations) or U.S. branches or subsidiaries of foreign depository institutions (called Yankeedollar obligations). Each Fund may invest in Eurodollar obligations only if they are general obligations of the parent bank and in Yankeedollar obligations if the branch or subsidiary is subject to the same bank regulations as U.S. banks.

     The Funds may also invest in bank money instruments issued by foreign branches and subsidiaries of foreign banks.

     Investment in Other Investment Companies: Each Fund may, subject to applicable law, invest in other open-end or closed-end investment companies (including investment companies managed by BlackRock and its affiliates), including exchange traded funds, which are typically open-end funds or unit investment trusts listed on a stock exchange. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from federal income tax. In accordance with the Investment Company Act, a Fund may invest up to 10% of its total assets in securities of other investment companies. In addition, under the Investment Company Act a Fund may not own more than 3% of the total outstanding voting stock of any investment company and not more than 5% of the value of the Fund’s total assets may be invested in securities of any investment company. (These limits do not restrict a Fund from investing all of its assets in shares of its corresponding Portfolio.) Each Fund, pursuant to the Investment Company Act and subject to certain conditions, may invest without limitation in affiliated registered and affiliated unregistered money market funds. (Alternatively, each Fund may rely on an exemptive order received from the Commission permitting it to invest in affiliated registered money market funds and in an affiliated private investment company without regard to such limitations, provided however, that in all cases the Fund’s aggregate investment of cash in shares of such investment companies shall not exceed 25% of the Fund’s total assets at any time.) As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if a Fund acquires shares in investment companies, shareholders would bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of such investment companies (including management and advisory fees). Investments by a Fund in wholly owned investment entities created under the laws of certain countries will not be deemed an investment in other investment companies.

     When-Issued, Delayed Delivery and Forward Commitments: Each Fund may purchase or sell money market securities on a when-issued or forward commitment basis, and it may purchase or sell such securities for delayed delivery. These transactions occur when securities are purchased or sold by a Fund with payment and delivery taking place in the future to secure what is considered to be an advantageous yield and price to the Fund at the time of entering into the transaction. The purchase or sale will be recorded on the date a Fund enters into the commitment, and the value of the security will thereafter be reflected in the calculation of the Fund’s net asset value. The value of the security on the delivery date may be more or less than its purchase price. A separate account of a Fund will be established with each Fund’s custodian, consisting of cash or liquid money market securities having a market value at all times at least equal to the amount of the forward purchase commitment. Although a Fund generally will enter into forward commitments with the intention of acquiring securities for its portfolio, a Fund may dispose of a commitment prior to settlement if the Manager deems it appropriate to do so.

     There can be no assurance that a security purchased or sold through a forward commitment will be delivered. The value of securities in these transactions on the delivery date may be more or less than a Fund’s purchase price. The Fund may bear the risk of a decline in the value of the security in these transactions and may not benefit from an appreciation in the value of the security during the commitment period.

     While the types of money market securities in which the Funds invest generally are considered to have low principal risk, such securities are not completely risk free. There is a risk that issuers may fail to meet their principal and interest obligations. With respect to repurchase agreements, reverse repurchase agreements and the lending of portfolio securities by a Fund, there is also the risk of the failure of parties involved to repurchase at the agreed upon price or to return the securities involved in such transactions, in which event the Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the collateral.

     Each Fund may invest in obligations issued by U.S. banks, foreign branches or subsidiaries of U.S. banks or U.S. or foreign branches or subsidiaries of foreign banks. Investment in obligations of foreign branches or subsidiaries of U.S. banks or of foreign banks may involve different risks from the risks of investing in obligations of U.S. banks. Such risks include adverse political and economic developments, the possible imposition of withholding taxes on interest income payable on such obligations, the possible seizure or nationalization of foreign deposits and the possible establishment of exchange controls or other foreign governmental laws or restrictions which might adversely affect the payment of principal and interest. Generally, the issuers of such obligations are subject to fewer U.S. regulatory requirements than are applicable to U.S. banks. Foreign branches or subsidiaries of U.S. banks and foreign banks may be subject to less stringent reserve requirements than U.S. banks. U.S. branches or subsidiaries of foreign banks are subject to the reserve requirements of the state in which they are located. There may be less publicly available information about a U.S. branch or subsidiary of a foreign bank or a foreign bank than about a U.S. bank, and such branches or subsidiaries or banks may not be subject to the same accounting, auditing and financial record keeping standards and requirements as U.S. banks. Evidence of ownership of obligations of foreign branches or subsidiaries of U.S. banks or of foreign banks may be held outside of the United States and a Fund may be subject to the risks associated with the holding of such property overseas. Any such obligations of a Fund held overseas will be held by foreign branches of the custodian for the Fund’s portfolio securities or by other U.S. or foreign banks under subcustodian arrangements complying with the requirements of the Investment Company Act.

     The Manager will consider the above factors in making investments in such obligations and will not knowingly purchase obligations that, at the time of purchase, are subject to exchange controls or withholding taxes. Generally, each Fund will limit its investments in obligations of U.S. branches or subsidiaries of foreign banks to obligations of banks organized in Canada, France, Germany, Japan, the Netherlands, Switzerland, the United Kingdom and other industrialized nations.

     Each Fund will only invest in short-term obligations (including short-term promissory notes issued by corporations, partnerships, trusts and other entities, whether or not secured) that (1) have been rated in the highest rating category for short-term debt obligations by at least two nationally recognized statistical rating organizations (“NRSRO”); (2) have been rated in the highest rating category by a single NRSRO if only one NRSRO has rated the security; (3) have been issued by an issuer rated in the highest rating category by an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the investment; or (4) if not rated, will be of comparable quality as determined by the Trustees of the Trust. Currently there are three NRSROs that rate the vast majority of rated obligations in which each Fund invests: Fitch Ratings (“Fitch”), Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s (“S&P”). See Appendix A for a description of commercial paper, bank money instruments and bond ratings.

     Each Fund may also invest in U.S. dollar-denominated commercial paper and other short-term obligations issued by foreign entities. Such investments are subject to quality standards similar to those applicable to investments in comparable obligations of domestic issuers. Investments in foreign entities in general involve the same risks as those described in connection with investments in Eurodollar and Yankeedollar obligations.

     As described above and in the Prospectus, each Fund may invest in participations in, or bonds and notes backed by, pools of mortgages, or credit card, automobile or other types of receivables, with remaining maturities of no more than 397 days (13 months). These structured financings will be supported by sufficient collateral and other credit enhancements, including letters of credit, insurance, reserve funds and guarantees by third parties, to enable such instruments to obtain the requisite quality rating by an NRSRO, as described above.

     Variable amount master notes and funding agreements permit a series of short-term borrowings under a single note. The lender has the right to increase the amount under the note up to the full amount provided by the note agreement. In addition, the lender has the right to reduce the amount of outstanding indebtedness.

     The Trust, on behalf of each Fund, has adopted restrictions and policies relating to the investment of each Fund’s assets and its activities. Certain of the restrictions are fundamental policies of each Fund and may not be changed without the approval of the holders of a majority of that Fund’s outstanding voting securities (which for this purpose and under the Investment Company Act, means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). The Trust, on behalf of each Fund, has also adopted certain non-fundamental investment restrictions, which may be changed by the Board of Trustees without shareholder approval. None of the following fundamental or non-fundamental investment restrictions shall prevent a Fund from investing all of its assets in shares of another registered investment company with the same investment objective and fundamental policies (in a master/feeder structure).

     Set forth below are each Fund’s fundamental and non-fundamental investment restrictions. The Master LLC, on behalf of each corresponding Portfolio, has adopted investment restrictions substantially identical to those set forth below, which are fundamental and non-fundamental, as applicable, policies of the Master LLC. Unless otherwise provided, all references below to the assets of a Fund are in terms of current market value.

     Under the fundamental investment restrictions, each Fund may not:

     (1) invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding securities issued by the U.S. Government and its agencies and instrumentalities; securities issued by any state of the U.S. or any political subdivision thereof; and instruments issued by domestic banks). (The Fund interprets the exclusions in this fundamental investment restriction for (i) securities issued by any state of the U.S. or any political subdivision thereof to refer solely to tax-exempt securities issued by a state or a political subdivision thereof and (ii) “instruments issued by domestic banks” in this fundamental investment restriction to include certificates of deposit, bankers’ acceptances and other similar obligations of U.S. branches or subsidiaries of foreign banks if the branch or subsidiary is subject to the same regulation as U.S. banks);

     (2) make investments for the purpose of exercising control or management;

     (3) underwrite securities of other issuers except insofar as a Fund technically may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities;

     (4) purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

     (5) borrow money, except that (i) the Fund may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law. These borrowing provisions shall not apply to reverse repurchase agreements as described in the Prospectus and Statement of Additional Information. The Fund may not pledge its assets other than to secure such borrowings or to the extent permitted by the Fund’s investment policies as set forth in its Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued, reverse repurchase and forward commitment transactions and similar investment strategies;

     (6) make loans to other persons, except that the acquisition of bonds, debentures or other debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers’ acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that the Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Fund’s Prospectus and Statement of Additional Information, as they may be amended from time to time;

     (7) issue senior securities to the extent such issuance would violate applicable law;

     (8) purchase or sell commodities or contracts on commodities, except to the extent that the Fund may do so in accordance with applicable law and the Fund’s Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act; or

     (9) make any investment that would be inconsistent with its classification as a diversified investment company under the Investment Company Act.

     Under the non-fundamental restrictions, each Fund may not:

     (a) purchase securities of other investment companies, except to the extent such purchases are permitted by applicable law; or

     (b) invest in securities which cannot be readily resold or which cannot otherwise be marketed, redeemed or put to the issuer or a third party, if at the time of acquisition more than 5% of its total assets would be invested in such securities. This restriction shall not apply to securities which mature within seven days or securities which the Board of Trustees of the Trust has otherwise determined to be liquid pursuant to applicable law.

     The Trustees of the Trust have determined that each Fund will not write put or call options. This policy may be changed by the Board of Trustees.

     Except with respect to restriction (5), if a percentage restriction on the investment or use of assets set forth above is adhered to at the time a transaction is effected, later changes in percentages resulting from changing values will not be considered a violation.

Government Fund

     All investments of the Government Fund will be in securities with remaining maturities not exceeding 397 days (13 months). The dollar weighted average maturity of Government Fund’s portfolio will be 60 days or less, and the dollar-weighted average life of all of its investments will be 120 days or less.

     The types of securities in which the Government Fund may invest include the following:

     Government Securities: Certain Government securities, including U.S. Treasury bills, notes and bonds, are issued by the U.S. Government and supported by the full faith and credit of the United States. Other U.S. Government securities are issued or guaranteed by federal agencies or government-sponsored enterprises and are not direct obligations of the United States but involve sponsorship or guarantees by Government agencies or enterprises. These obligations include securities that are supported by the right of the issuer to borrow from the

Treasury, such as obligations of Federal Home Loan Banks, and securities that are supported only by the credit of the instrumentality, such as Federal National Mortgage Association bonds. The Government Fund may also invest in securities issued by U.S. Government instrumentalities that are international organizations designated or supported by multiple governments, such as the International Bank for Reconstruction and Development. Because the U.S. Government is not obligated to provide support to its instrumentalities, the Fund will invest in obligations issued by these instrumentalities where the Manager believes that the credit risk with respect to the issuers is minimal.

     Repurchase Agreements and Purchase and Sale Contracts: The Government Fund may invest in obligations that are subject to repurchase agreements. A repurchase agreement is an instrument under which the purchaser (i.e., the Government Fund) acquires the security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the purchaser’s holding period. This results in a fixed rate of return insulated from market fluctuations during that period. As a matter of operating policy, the Government Fund will not enter into repurchase agreements with more than seven days to maturity if it would result in the investment of more than 5% of the value of the Government Fund’s total assets in such repurchase agreements. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by the Government Fund but only to constitute collateral for the seller’s obligation to pay the repurchase price and, in the event of a default by the seller, the Government Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

     From time to time, the Government Fund also may invest in U.S. Government securities pursuant to purchase and sale contracts. While purchase and sale contracts are similar to repurchase agreements, purchase and sale contracts are structured so as to be in substance more like a purchase and sale of the underlying security than is the case with repurchase agreements and, with purchase and sale contracts, the purchaser receives any interest on the security paid during the period of the contract.

     Reverse Repurchase Agreements: The Government Fund may enter into reverse repurchase agreements, which involve the sale of portfolio securities held by the Government Fund, with an agreement to repurchase the securities at an agreed upon price, date and interest payment. During the time a reverse repurchase agreement is outstanding, the Government Fund will maintain a segregated custodial account containing U.S. Government or other appropriate liquid securities having a value equal to the repurchase price. Management of the Government Fund does not consider entering into reverse repurchase agreements to constitute borrowing money for purposes of the Fund’s investment restrictions set forth below.

     Securities Lending: The Government Fund may lend securities from its portfolio with a value not exceeding 33 1/3% of its total assets or the limit prescribed by applicable law to banks, brokers and other financial institutions. In return, the Fund receives collateral in cash or securities issued or guaranteed by the U.S. Government, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. The Fund receives the income on the loaned securities. Where the Fund receives securities as collateral, the Fund receives a fee for its loans from the borrower and does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned, net of any amount rebated to the borrower. As a result, the Fund’s yield may increase. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Fund is obligated to return the collateral to the borrower at the termination of the loan. The Fund could suffer a loss in the event the Fund must return the cash collateral and there are losses on investments made with the cash collateral. In the event the borrower defaults on any of its obligations with respect to a securities loan, the Fund could suffer a loss where there are losses on investments made with the cash collateral or, where the value of the securities collateral falls below the market value of the borrowed securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund may pay reasonable finder’s, lending agent, administrative and custodial fees in connection with its loans. The Trust has received an exemptive order from the Commission permitting the Fund to lend portfolio securities to affiliates of the Trust and to retain an affiliate of the Trust as lending agent. See “Portfolio Transactions and Brokerage.”

     Forward Commitments: The Government Fund may purchase or sell U.S. Government securities on a when-issued or forward commitment basis, and it may purchase or sell such securities for delayed delivery. These transactions occur when securities are purchased or sold by the Government Fund with payment and delivery taking place in the future to secure what is considered to be an advantageous yield and price to the Fund at the time of entering into the transaction. The purchase or sale will be recorded on the date the Government Fund enters into the commitment, and the value of the security will thereafter be reflected in the calculation of the Government Fund’s net asset value. The value of the security on the delivery date may be more or less than its purchase price. A separate account of the Government Fund will be established with the State Street Bank and Trust Company, the Government Fund’s custodian, consisting of cash or U.S. Government securities having a market value at all times at least equal to the amount of the forward purchase commitment. Although the Government Fund generally will enter into forward commitments with the intention of acquiring securities for its portfolio, a Fund may dispose of a commitment prior to settlement if the Manager deems it appropriate to do so.

     There can be no assurance that a security purchased or sold through a forward commitment will be delivered. The value of securities in these transactions on the delivery date may be more or less than the Government Fund’s purchase price. The Government Fund may bear the risk of a decline in the value of the security in these transactions and may not benefit from an appreciation in the value of the security during the commitment period.

     “Stripped Coupon” Securities: The Government Fund may invest in direct obligations of the U.S. Government by purchasing component parts of U.S. Treasury bonds through the acquisition of deposit receipts which evidence ownership of direct interest in such component parts of such bonds.

     The Trust, on behalf of the Government Fund, has adopted restrictions and policies relating to the investment of the Fund’s assets and its activities. Certain of the restrictions are fundamental policies of the Government Fund and may not be changed without the approval of the holders of a majority of the Government Fund’s outstanding voting securities (which for this purpose and under the Investment Company Act means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares of the Fund are represented or (ii) more than 50% of the outstanding shares).

     Set forth below are the Government Fund’s fundamental investment restrictions. Unless otherwise provided, all references below to the assets of the Government Fund are in terms of current market value.

     Under the fundamental investment restrictions, the Government Fund may not:

     (1) purchase securities other than U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, some of which may be subject to repurchase agreements. There is no limit on the amount of its assets which may be invested in the securities of any one issuer of such obligations;

     (2) act as an underwriter of securities;

     (3) make loans, except that the Government Fund may purchase or hold debt obligations in accordance with its investment objectives and policies, may enter into repurchase agreements for such securities, and may lend its portfolio securities against collateral consisting of cash, or securities issued or guaranteed by the U.S. Government or its agencies, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of portfolio securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, will not (together with all non-qualifying income) exceed 10% of the Government Fund’s annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to the Government Fund, such amounts are qualifying income under federal income tax provisions applicable to regulated investment companies;

     (4) purchase securities on margin or make short sales of securities;

     (5) borrow money except from banks for temporary purposes and in an amount not exceeding 10% of the value of its total net assets, or mortgage, pledge or hypothecate its assets except in connection with any such borrowing and in amounts not in excess of the dollar amounts borrowed. (As a matter of operating policy, the Government Fund will not invest in securities if outstanding borrowings exceed 5% of the net asset value.);

     (6) purchase or sell real estate, except that, to the extent permitted by applicable law, the Government Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

     (7) issue senior securities to the extent such issuance would violate applicable law;

     (8) purchase or sell commodities or contracts on commodities, except to the extent that the Government Fund may do so in accordance with applicable law and the Government Fund’s Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act; or

     (9) make any investment that would be inconsistent with its classification as a diversified investment company under the Investment Company Act.

     If a percentage restriction on the investment or use of assets set forth above is adhered to at the time a transaction is effected, later changes in percentages resulting from changing values will not be considered a violation.

     Under a non-fundamental investment restriction, which may be changed by the Board of Trustees without shareholder approval, the Fund will not amend its policy of investing all of its assets in U.S. Government securities, U.S. Government agency securities, U.S. Government sponsored enterprise securities, securities guaranteed by the U.S. Government, U.S. Government agencies, and U.S. Government sponsored enterprises, and repurchase agreements involving the securities described above without providing shareholders with at least 60 days’ prior written notice of such change.

     The Trustees of the Trust have determined that the Government Fund will not write put or call options. This policy may be changed by the Board of Trustees.

     Collateral received by the Government Fund to secure loans of its portfolio securities will be marked to market on a daily basis.

Treasury Fund

     All investments of the Treasury Fund will be in securities with remaining maturities not exceeding 397 days (13 months). The dollar weighted average maturity of Treasury Fund’s portfolio will be 60 days or less, and the dollar-weighted average life of all of its investments will be 120 days or less.

     The types of securities in which the Treasury Fund may invest include the following:

     Government Securities: The Treasury Fund will invest in Treasury bills, notes and other direct obligations of the U.S. Treasury. Such securities are supported by the full faith and credit of the United States. The Treasury Fund also may invest in debt securities issued by U.S. Government sponsored enterprises, agencies and instrumentalities, including, but not limited to, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association, the Federal Agricultural Mortgage Corporation, and the Federal Home Loan Bank. Such securities may also include debt securities issued by international organizations designated or supported by multiple governmental entities, such as the International Bank for Reconstruction and Development. Government agency securities are not direct obligations of the U.S. Treasury but involve various forms of U.S. Government sponsorship or guarantees. The Fund may also invest in securities guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) and repurchase agreements that are secured with collateral issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including collateral guaranteed by the FDIC. The U.S. Government is not obligated to provide financial support to any of the above, other than U.S. Treasury bills and notes and certain securities guaranteed by the FDIC.

     When-Issued, Delayed Delivery and Forward Commitments: The Treasury Fund may purchase or sell U.S. Treasury securities on a when-issued or forward commitment basis, and it may purchase or sell such securities for delayed delivery. These transactions occur when securities are purchased or sold by the Treasury Fund with payment and delivery taking place in the future to secure what is considered to be an advantageous yield and price to the Fund at the time of entering into the transaction. The purchase or sale will be recorded on the date the Treasury Fund enters into the commitment, and the value of the security will thereafter be reflected in the calculation of the Treasury Fund’s net asset value. The value of the security on the delivery date may be more or less than its purchase price. A separate account of the Treasury Fund will be established with the State Street Bank and Trust Company, the Treasury Fund’s custodian, consisting of cash or U.S. Government securities having a market value at all times at least equal to the amount of the forward purchase commitment. Although the Treasury Fund generally will enter into forward commitments with the intention of acquiring securities for its portfolio, a Fund may dispose of a commitment prior to settlement if the Manager deems it appropriate to do so.

     There can be no assurance that a security purchased or sold through a forward commitment will be delivered. The value of securities in these transactions on the delivery date may be more or less than the Treasury Fund’s purchase price. The Treasury Fund may bear the risk of a decline in the value of the security in these transactions and may not benefit from an appreciation in the value of the security during the commitment period.

     Repurchase Agreements and Purchase and Sale Contracts: The Treasury Fund may invest up to 10% of its total assets in obligations subject to repurchase agreements; however, the Fund is limited by Rule 2a-7 under the Investment Company Act to investing no more than 5% of its total assets in repurchase agreements that mature in greater than seven days or which require more than seven days notice for termination. This limitation on the Treasury Fund’s investment in obligations subject to repurchase agreements may adversely affect the Treasury Fund’s yield under certain market conditions, since the Treasury Fund earns a fee for entering into a repurchase agreement which increases the effective yield of the obligations underlying the repurchase agreement. The adverse effect of this limitation on the Treasury Fund’s yield will be greater during periods in which yields on shorter term securities are higher than yields on longer term securities.

     A repurchase agreement is an instrument under which the purchaser (i.e., the Treasury Fund) acquires the obligation (debt security) and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser’s holding period. This results in a fixed rate of return insulated from market fluctuations during such period. Repurchase agreements usually are for short periods, such as under one week. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by the Treasury Fund but only to constitute collateral for the seller’s obligation to pay the repurchase price and, in the event of a default by the seller, the Treasury Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

     From time to time, the Treasury Fund also may invest in U.S. Treasury securities pursuant to purchase and sale contracts. While purchase and sale contracts are similar to repurchase agreements, purchase and sale contracts are structured so as to be in substance more like a purchase and sale of the underlying security than is the case with repurchase agreements and, with purchase and sale contracts, the purchaser receives any interest on the security paid during the period of the contract.

     Securities Lending: The Treasury Fund may lend securities from its portfolio with a value not exceeding 33 1/3% of its total assets or the limit prescribed by applicable law to banks, brokers and other financial institutions. In return, the Fund receives collateral in cash or securities issued or guaranteed by the U.S. Government, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. The Fund receives the income on the loaned securities. Where the Fund receives securities as collateral, the Fund receives a fee for its loans from the borrower and does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned, net of any amount rebated to the borrower. As a result, the Fund’s yield may increase. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Fund is obligated to return the collateral to the borrower at the termination of the loan. The Fund could suffer a loss in the event the Fund must return the cash collateral and there are losses on investments made with the cash collateral. In the event the borrower defaults on any of its obligations with respect to a securities loan, the Fund could suffer a loss where there are losses on investments made with the cash collateral or, where the value of the securities collateral falls below the market value of the borrowed securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund may pay reasonable finders, lending agent, administrative and custodial fees in connection with its loans. The Trust has received an exemptive order from the Commission permitting it to lend portfolio securities to affiliates of the Trust and to retain an affiliate of the Trust as lending agent. See “Portfolio Transactions and Brokerage.”

     The Trust, on behalf of the Treasury Fund, has adopted restrictions and policies relating to the investment of the Fund’s assets and its activities. Certain of the restrictions are fundamental policies of the Treasury Fund and may not be changed without the approval of the holders of a majority of the Treasury Fund’s outstanding voting securities (which for this purpose and under the Investment Company Act means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares of the Fund are represented or (ii) more than 50% of the outstanding shares).

     Set forth below are the Treasury Fund’s fundamental investment restrictions. Unless otherwise provided, all references below to the assets of the Treasury Fund are in terms of current market value.

     Under the fundamental investment restrictions, the Treasury Fund may not:

     (1) enter into repurchase agreements if immediately thereafter more than 10% of the value of its total assets would be invested in repurchase agreements;

     (2) borrow money except from banks for temporary purposes and in an amount not exceeding 10% of the value of its total net assets, or mortgage, pledge or hypothecate its assets except in connection with any such borrowing and in amounts not in excess of the dollar amounts borrowed. (As a matter of operating policy, the Treasury Fund will not invest in securities if outstanding borrowings exceed 5% of net asset value.);

     (3) purchase securities other than U.S. Treasury bills, notes, and other obligations issued or guaranteed by the U.S. Government, some of which may be subject to repurchase agreements. There is no limit on the amount of its assets which may be invested in the securities of any one issuer of such obligations;

     (4) act as an underwriter of securities;

     (5) make loans, except that the Treasury Fund may purchase or hold debt obligations in accordance with its investment objectives and policies, may enter into repurchase agreements for such securities, and may lend its portfolio securities against collateral consisting of cash, or securities issued or guaranteed by the U.S. Government or its agencies, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of portfolio securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, will not (together with all non-qualifying income) exceed 10% of the Treasury Fund’s annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to the Fund, such amounts are qualifying income under Federal income tax provisions applicable to regulated investment companies;

     (6) purchase securities on margin or make short sales of securities;

     (7) purchase or sell real estate, except that, to the extent permitted by applicable law, the Treasury Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

     (8) issue senior securities to the extent such issuance would violate applicable law;

     (9) purchase or sell commodities or contracts on commodities, except to the extent that the Treasury Fund may do so in accordance with applicable law and the Treasury Fund’s Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act; or

     (10) make any investment that would be inconsistent with its classification as a diversified investment company under the Investment Company Act.

     If a percentage restriction on the investment or use of assets set forth above is adhered to at the time a transaction is effected, later changes in percentages resulting from changing values will not be considered a violation.

     Notwithstanding the provisions of fundamental restriction (1), the Treasury Fund is limited by Rule 2a-7 under the Investment Company Act to investing no more than 5% of its total assets in repurchase agreements that mature in greater than seven days or which require more than seven days notice for termination.

     The Trustees of the Trust have determined that the Treasury Fund will not write put or call options. These policies may be changed by the Board of Trustees without shareholder approval.

     The Treasury Fund tries to achieve its objectives by normally investing at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in Treasury bills, notes and other direct obligations of the U.S. Treasury. This policy is a non-fundamental policy of the Treasury Fund and may only be changed with at least 60 days’ prior notice to shareholders.

Institutional Tax-Exempt Fund

     Institutional Tax-Exempt Fund will attempt to accomplish its objectives of seeking current income exempt from Federal income taxes, preservation of capital and liquidity by investing in a diversified portfolio of obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities of other qualifying issuers, the interest from which, in the opinion of bond counsel to the issuer, is excludable from gross income for Federal income tax purposes (and does not subject investors to the federal alternative minimum tax) (“Tax-Exempt Securities”). The two principal classifications of Tax-Exempt Securities are “general obligation” and “revenue” bonds. The investment objectives of Institutional Tax-Exempt Fund described above in this paragraph are a fundamental policy of Institutional Tax-Exempt Fund and may not be changed without a vote of a majority of the outstanding voting securities (as defined in the Investment Company Act) of Institutional Tax-Exempt Fund. There can be no assurance that the objectives of Institutional Tax-Exempt Fund will be attained.

     Institutional Tax-Exempt Fund has adopted a fundamental policy (that may not be changed without shareholder approval) to invest, under normal circumstances, (i) at least 80% of its assets (for this purpose defined to include net assets plus borrowings for investment purposes) in investments the income from which, in the opinion of counsel to the issuer, is exempt from Federal income tax or (ii) so that at least 80% of the income that it distributes will be exempt from federal income tax. This policy requires that investments or distributions be exempt from Federal income tax under both the regular tax rules and the alternative minimum tax rules.

     Institutional Tax-Exempt Fund may invest up to 20% of its assets in certain otherwise Tax-Exempt Securities that are classified as “private activity bonds,” which may subject certain investors to a Federal alternative minimum tax (“Municipal Securities”).

     Institutional Tax-Exempt Fund will seek to achieve its objectives by investing exclusively in securities with maturities not exceeding 397 days (13 months), principally including:

     (i) obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest from which is exempt from Federal income tax and which are rated AAA or AA by S&P or by Fitch, or Aaa or Aa by Moody’s and unrated Tax-Exempt Securities which, in the judgment of the Trustees of the Trust, have as nearly as possible the same characteristics and quality as bonds having the above rating;

     (ii) municipal notes (tax anticipation notes, bond anticipation notes and revenue anticipation notes) rated MIG-1 or MIG-2 by Moody’s, SP-1 or SP-2 on the short-term debt-rating scale of S&P, or F-1 or F-2 by Fitch or, if the notes are not rated, are obligations which, in the judgment of the Trustees of the Trust, are of a quality equivalent to obligations rated MIG-1 or MIG-2 or SP-1 or SP-2 or F-1 or F-2;

     (iii) variable rate demand notes and participations therein;

     (iv) short-term tax-exempt commercial paper obligations (short-term unsecured promissory notes issued to finance short-term credit needs) which are rated at least A-1 by S&P, Prime-1 by Moody’s or their equivalents as determined by the Trustees of the Trust; and

     (v) floating rate tax-exempt demand notes on which the Fund may demand payment from the issuer at par value plus accrued interest on short notice.

     The dollar weighted average maturity of the Institutional Tax-Exempt Fund’s portfolio will be 60 days or less and the dollar-weighted average life of all of its investments will be 120 days or less.

     The Institutional Tax-Exempt Fund presently contemplates that it will not invest more than 25% of its total assets in Tax-Exempt Securities whose issuers are located in the same state. The Institutional Tax-Exempt Fund does not intend to invest more than 25% of its total assets in industrial development bonds where entities supplying the revenues from which the bonds are to be paid are in the same industry. Preservation of capital is a prime investment objective of the Institutional Tax-Exempt Fund, and, while the types of short-term Tax-Exempt Securities in which the Institutional Tax-Exempt Fund invests are not completely risk free, the Institutional Tax-Exempt Fund believes that securities having the rating characteristics described above have a lower principal risk than lower rated obligations and generally have a lower principal risk than longer term obligations which entail the risk of changing conditions over a longer period of time.

Description of Tax-Exempt Securities

     Tax-Exempt Securities include debt obligations issued to obtain funds for various public purposes, including construction of a wide range of public facilities, refunding of outstanding obligations and obtaining funds for general operating expenses and loans to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to finance various facilities operated for private profit, including pollution control facilities. Such obligations are included within the term Tax-Exempt Securities or Municipal Securities if the interest paid thereon is excludable from federal income tax. Tax-Exempt Securities or Municipal Securities also include short-term tax-exempt municipal obligations such as tax anticipation notes, bond anticipation notes and revenue anticipation notes, which are sold as interim financing in anticipation of tax collections, bond sales and revenue receipts, respectively. The Institutional Tax-Exempt Fund may also invest in short-term tax-exempt commercial paper obligations, which are short-term unsecured promissory notes issued to finance short-term credit needs, and floating rate tax-exempt demand notes on which the Institutional Tax-Exempt Fund may demand payment from the issuer at par value plus accrued interest on short notice (typically three to seven days). In addition, the Institutional Tax-Exempt Fund may invest in variable rate demand notes and participations therein (see “Variable Rate Demand Notes” below).

     The two principal classifications of Tax-Exempt Securities and Municipal Securities are “general obligation” and “revenue” or “special obligation” bonds. General obligation bonds are secured by the issuer’s pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue or special obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as from the user of the facility being financed. Industrial development bonds are in most cases revenue bonds and do not generally constitute the pledge of the credit or taxing power of the issuer of such bonds. The payment of the principal of and interest on such industrial revenue bonds depends solely on the ability of the user of the property financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. The portfolio may also include “moral obligation” bonds which are normally issued by special purpose public authorities. If an issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

     Yields on Tax-Exempt Securities and Municipal Securities are dependent on a variety of factors, including the general condition of the money market and of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ability of the Institutional Tax-Exempt Fund to achieve its investment objective is also dependent on the continuing ability of the issuers of the Tax-Exempt Securities and Municipal Securities in which the Institutional Tax-Exempt Fund invests to meet their obligations for the payment of interest and principal when due. There are variations in the risks involved in the holding of Tax-Exempt Securities and Municipal Securities, both within a particular classification and between classifications, depending on numerous factors. Furthermore, the rights of holders of Tax-Exempt Securities and Municipal Securities and the obligations of the issuers of Tax-Exempt Securities or Municipal Securities may be subject to applicable bankruptcy, insolvency and similar laws and court decisions affecting the rights of creditors generally, and such laws, if any, which may be enacted by Congress or state legislatures affecting specifically the rights of holders of Tax-Exempt Securities.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Tax-Exempt Securities or Municipal Securities.

Similar proposals may be introduced in the future. If such proposals were enacted, the ability of the Institutional Tax-Exempt Fund to pay “exempt-interest” dividends would be adversely affected and the Institutional Tax-Exempt Fund would reevaluate its investment objective and policies and consider changes in its structure. See “Taxes” in this Statement of Additional Information.

     Certain of the instruments in which the Institutional Tax-Exempt Fund invests, including variable rate demand notes (“VRDNs”) and derivatives or synthetic municipal instruments (“Derivative Products”), effectively provide the Institutional Tax-Exempt Fund with economic interests in long term municipal bonds, coupled with rights to demand payment of the principal amounts of such instruments from designated counterparties. Under Commission rules, the Institutional Tax-Exempt Fund treats these instruments as having maturities shorter than the stated maturity dates of the notes, in the case of VRDNs, or the long term bonds underlying Derivative Products (the

“Underlying Bonds”). Such maturities are sufficiently short-term to allow such instruments to qualify as eligible investments for money market funds such as the Institutional Tax-Exempt Fund. A demand right is dependent on the financial ability of the counterparty, which is typically a bank, broker-dealer or other financial institution, to purchase the instrument at its principal amount. In addition, the right of the Institutional Tax-Exempt Fund to demand payment from a counterparty may be subject to certain conditions, including the creditworthiness of the instrument or the Underlying Bond. If a counterparty is unable to purchase the instrument or, because of conditions on the right of the Institutional Tax-Exempt Fund to demand payment, the counterparty is not obligated to purchase the instrument on demand, the Institutional Tax-Exempt Fund may be required to dispose of the instrument or the Underlying Bond in the open market, which may be at a price which adversely affects the Institutional Tax-Exempt Fund’s net asset value.

     VRDNs and participation interests in VRDNs held by a financial institution (“Participating VRDNs”) are tax-exempt obligations that use a floating or variable interest rate adjustment formula and provide an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest on a short-notice period. The interest rates are adjustable at periodic intervals to some prevailing market rate for similar investments, such adjustment formula being calculated to maintain the market value of the VRDN at approximately the par value of the VRDN upon the adjustment date. The adjustments are frequently based upon the Public Securities Association (PSA) Index or some other appropriate interest rate adjustment index. Because of the interest rate adjustment formula on VRDNs (including Participating VRDNs), VRDNs are not comparable to fixed rate securities. The Institutional Tax-Exempt Fund’s yield on VRDNs will decline and its shareholders will forego the opportunity for capital appreciation during periods when prevailing interest rates have declined. On the other hand, during periods when prevailing interest rates have increased, the Institutional Tax-Exempt Fund’s yield on VRDNs will increase and its shareholders will have a reduced risk of capital depreciation.

     The Institutional Tax-Exempt Fund may invest in a variety of Derivative Products. Derivative Products are typically structured by a bank, broker-dealer or other financial institution. A Derivative Product generally consists of a trust or partnership through which the Institutional Tax-Exempt Fund holds an interest in one or more Underlying Bonds coupled with a conditional right to sell (“put”) the Fund’s interest in the Underlying Bonds at par plus accrued interest to a financial institution (a “Liquidity Provider”). Typically, a Derivative Product is structured as a trust or partnership which provides for pass-through tax-exempt income. There are currently three principal types of derivative structures: (1) “Tender Option Bonds”, which are instruments which grant the holder thereof the right to put an Underlying Bond at par plus accrued interest at specified intervals to a Liquidity Provider; (2) “Swap Products”, in which the trust or partnership swaps the payments due on an Underlying Bond with a swap counterparty who agrees to pay a floating municipal money market interest rate; and (3) “Partnerships”, which allocate to the partners income, expenses, capital gains and losses in accordance with a governing partnership agreement. The Institutional Tax-Exempt Fund may also invest in other forms of Derivative Products.

     Investments in Derivative Products raise certain tax, legal, regulatory and accounting issues which may not be presented by investments in other Tax-Exempt Securities and Municipal Securities. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of the Institutional Tax-Exempt Fund. For example, the tax-exempt treatment of the interest paid to holders of Derivative Products is premised on the legal conclusion that the holders of such Derivative Products have an ownership interest in the Underlying Bonds. While the Fund receives an opinion of legal counsel to the effect that the income from each Derivative Product is tax-exempt to the same extent as the Underlying Bond, the Internal Revenue Service (the “IRS”) has not

issued a ruling on the subject. Were the IRS to issue an adverse ruling, there is a risk the interest paid on such Derivative Products would be deemed taxable.

     The Institutional Tax-Exempt Fund may purchase and sell Tax-Exempt Securities and Municipal Securities on a when-issued basis or forward commitment basis, and it may purchase or sell such securities for delayed delivery. These transactions occur when securities are purchased or sold by the Institutional Tax-Exempt Fund with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to the Institutional Tax-Exempt Fund at the time of entering into the transaction. The value of the security on the delivery date may be more or less than its purchase price. If management of the Institutional Tax-Exempt Fund deems it appropriate to do so, the Institutional Tax-Exempt Fund may dispose of a commitment prior to settlement. There can, of course, be no assurance that the judgments upon which these practices are based will be accurate, and it is possible that in consequence of these practices Institutional Tax-Exempt Fund would be required to pay on a settlement date more than the market value of the purchased securities at that time, or Institutional Tax-Exempt Fund would incur a loss by disposing of a commitment on terms less favorable than those of its original purchase. Institutional Tax-Exempt Fund will maintain a segregated account with its custodian of cash or tax-exempt securities in an aggregate amount equal to the amount of its commitments in connection with such purchase transactions. Institutional Tax-Exempt Fund will maintain a separate account at its custodian bank consisting of cash or liquid Tax-Exempt Securities or Municipal Securities (valued on a daily basis) equal at all times to the amount of the when-issued commitment.

     Management of the Institutional Tax-Exempt Fund will endeavor to be as fully invested as reasonably practicable to maximize the yield on the Institutional Tax-Exempt Fund’s portfolio. However, because the Institutional Tax-Exempt Fund does not intend to realize taxable investment income, it will not invest in taxable short-term money market securities (other than securities subject to the alternative minimum tax described under “Taxes — General Treatment of Fund Shareholders — Institutional Tax-Exempt Fund”). Accordingly, there may be times when the Institutional Tax-Exempt Fund has uninvested cash resulting from an influx of cash due to large purchases of shares or maturities of portfolio securities or resulting from the need to maintain a reserve for redemptions. The yield on the portfolio could also be negatively affected from time to time by the lack of availability of short-term, high-quality Tax-Exempt Securities or Municipal Securities. The Institutional Tax-Exempt Fund reserves the right to suspend or otherwise limit sales of its shares if, as a result of difficulties in acquiring portfolio securities, it is determined that it is not in the interests of the Institutional Tax-Exempt Fund’s shareholders to issue additional shares. See “Purchase of Shares.”

     As indicated under “How to Buy, Sell and Exchange Shares” in the Prospectus, payments of proceeds upon redemption of shares generally will be made on the same day as a redemption request in proper form is received. Tax-Exempt Securities and Municipal Securities generally do not trade on the basis of same-day settlements. As a result, the Fund may be required to maintain cash reserves or incur temporary bank borrowings so that it can make such redemption payments. This will reduce Institutional Tax-Exempt Fund’s yield. The Trustees will re-examine Institutional Tax-Exempt Fund’s policy of making redemption payments on the date redemption orders are received if that policy has a significant impact on Institutional Tax-Exempt Fund’s yield; however, redemption payments will in any case be made within seven days of the date of redemption unless Institutional Tax-Exempt Fund is permitted to suspend payments for a period longer than seven days (under certain circumstances.)

     Institutional Tax-Exempt Fund can be expected to offer a lower yield than longer-term municipal bond funds since Tax-Exempt Securities and Municipal Securities with longer maturities tend to produce higher yields. Interest rates in the short-term Tax-Exempt Securities and Municipal Securities market also may fluctuate more widely from time to time than interest rates in the long-term municipal bond market. However, because of the shorter maturities, the market value of the Tax-Exempt Securities held by the Institutional Tax-Exempt Fund can be expected to fluctuate less in value as a result of changes in interest rates.

     Institutional Tax-Exempt Fund may also invest in short-term municipal notes, VRDNs, Participating VRDNs, short-term tax-exempt commercial paper obligations and floating rate tax-exempt demand notes. The Institutional Tax-Exempt Fund will not invest more than 20% of its total assets in Participating VRDNs.

     The performance of Institutional Tax-Exempt Fund will be affected by general changes in interest rates on short-term Tax-Exempt Securities and Municipal Securities. Such changes will affect the yield on Institutional Tax-Exempt Fund’s subsequent investments, will result in increases or decreases in the value of the obligations then held by Institutional Tax-Exempt Fund and will thereby affect the rate of return on the shares of the Institutional Tax-Exempt Fund. If interest rates have increased since the time a security was purchased, the value of that security will generally decrease. The impact on value is lessened by the short-term maturities of the investment of Institutional Tax-Exempt Fund. Short-term securities tend to fluctuate less in value due to changes in interest rates than do longer term securities. Preservation of capital is a prime investment objective of Institutional Tax-Exempt Fund, and while the types of short-term Tax-Exempt Securities and Municipal Securities in which the Institutional Tax-Exempt Fund invests are not completely risk free, Institutional Tax-Exempt Fund believes that securities having the rating characteristics described above have a lower principal risk than lower rated obligations and generally have a lower principal risk than longer term obligations which entail the risk of changing conditions over a longer period of time.

     Purchase of Securities with Puts. Institutional Tax-Exempt Fund has authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when it can simultaneously acquire the right to sell the securities back to the seller at an agreed upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a “put.” The Institutional Tax-Exempt Fund does not currently intend to enter into such transactions but reserves the right to do so in the future. No transactions will be entered into for the Institutional Tax-Exempt Fund unless the Trustees of the Trust have approved the proposed terms of such transactions and such terms are set forth in a subsequent prospectus which has been declared effective by the Commission.

     The right to put the securities to a counterparty depends on the counterparty’s ability to pay for the securities at the time the put is exercised. Institutional Tax-Exempt Fund would limit its put transactions to institutions which the Manager believes present minimum credit risk, and the Fund would use its best efforts to determine initially and to continue to monitor the financial strength of counterparties because adequate current financial information may not be available. In the event that any counterparty is unable to honor a put for financial reasons, Institutional Tax-Exempt Fund would be a general creditor (i.e., on a parity with all other unsecured creditors) of the counterparty. Furthermore, particular provisions of the contract between the Institutional Tax-Exempt Fund and the counterparty may excuse the counterparty from repurchasing the securities; for example, a change in the published rating of the underlying Municipal Securities or any similar event that has an adverse effect on the issuer’s credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. Institutional Tax-Exempt Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security. If Institutional Tax-Exempt Fund were to engage in such transactions at this time, it would engage in such transactions with banks and, to the extent permitted by applicable law, with broker-dealers.

     It also should be noted that while the market for put options in Tax-Exempt Securities to sellers of Tax-Exempt Securities has developed over time, there can be no representation about the future state of the market, i.e., the number of banks or dealers that might be willing to sell securities to the Institutional Tax-Exempt Fund with a right for the Fund to put the securities back to the seller, the spread between the price of the security if sold without the right to put and with the right to put, the valuation of securities subject to such puts and the value to be ascribed to the put itself, if any, and whether and on what terms the Institutional Tax-Exempt Fund can renew any put options. The municipal securities purchased which are subject to such a put may be sold to third persons at any time, even though the put is outstanding, but the put itself will generally not be marketable or otherwise assignable. Therefore, the put would have value only to Institutional Tax-Exempt Fund. Sale of the securities to third parties or lapse of time with the put unexercised will terminate the right to put the securities to the seller. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Institutional Tax-Exempt Fund, the Fund could sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit on the percentage of portfolio securities that the Fund may purchase subject to a put for its portfolio. Institutional Tax-Exempt Fund has not determined the circumstances under which it will enter into put transactions or what will be deemed to be the maturity of securities subject to puts for purposes of calculating the weighted average maturity of its portfolio.

Additional Maturity and Quality Standards Applicable to Institutional Tax-Exempt Fund

     As a money market fund, Institutional Tax-Exempt Fund is required to meet certain maturity and quality standards as set forth below.

     Short-Term Maturity Standards. In addition to the short-term maturity standards set forth above in this Statement of Additional Information, the maturities of VRDNs (including Participating VRDNs) are deemed to be the longer of (i) the notice period required before Institutional Tax-Exempt Fund is entitled to receive payment of the principal amount of the VRDN on demand or (ii) the period remaining until the VRDN’s next interest rate adjustment. If not redeemed by Institutional Tax-Exempt Fund through the demand feature, VRDNs mature on a specified date which may range up to thirty years from the date of issuance.

     Quality Standards. Institutional Tax-Exempt Fund’s portfolio investments in Tax-Exempt Securities and Municipal Securities will be limited to those obligations that are rated, or issued by issuers who have been rated, in one of the two highest rating categories for short-term municipal debt obligations by a nationally recognized statistical rating organization (an “NRSRO”) or, if not rated, will be of comparable quality as determined by the Trustees of the Trust. Institutional Tax-Exempt Fund’s investments in Tax-Exempt Securities and Municipal Securities (which must have maturities at the date of purchase of 397 days (13 months) or less) will be in issuers who have received from the requisite NRSROs a rating, with respect to a class of short-term debt obligations that is comparable in priority and security with the investment, in one of the two highest rating categories for short-term obligations or, if not rated, will be of comparable quality as determined by the Trustees of the Trust. Certain tax-exempt obligations (primarily VRDNs and Participating VRDNs) may be entitled to the benefit of letters of credit or similar credit enhancements issued by financial institutions and, in such instances, the Board of Trustees and the Manager will take into account the obligation of the financial institution in assessing the quality of such instruments. Institutional Tax-Exempt Fund also may purchase other types of tax-exempt instruments if, in the opinion of the Trustees of the Trust, such obligations are equivalent to securities having the ratings described above.

     The Trust, on behalf of Institutional Tax-Exempt Fund, has adopted restrictions and policies relating to the investment of the Institutional Tax-Exempt Fund’s assets and its activities. Certain of the restrictions are fundamental policies of Institutional Tax-Exempt Fund and may not be changed without the approval of the holders of a majority of Institutional Tax-Exempt Fund’s outstanding voting securities (which for this purpose and under the Investment Company Act, means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). The Trust, on behalf of the Institutional Tax-Exempt Fund, has also adopted certain non-fundamental investment restrictions, which may be changed by the Board of Trustees without shareholder approval. None of the following fundamental or non-fundamental investment restrictions shall prevent Institutional Tax-Exempt Fund from investing all of its assets in shares of another registered investment company with the same investment objective and fundamental policies (in a master/feeder structure).

     Set forth below are Institutional Tax-Exempt Fund’s fundamental and non-fundamental investment restrictions. The Master LLC, on behalf of the corresponding Portfolio, has adopted investment restrictions substantially identical to those set forth below, which are fundamental and non-fundamental, as applicable, policies of the Master LLC. Unless otherwise provided, all references below to the assets of the Institutional Tax-Exempt Fund are in terms of current market value.

     Under the fundamental investment restrictions, Institutional Tax-Exempt Fund may not:

     (1) purchase any securities other than Tax-Exempt Securities and Municipal Securities;

     (2) invest more than 5% of its total assets (taken at value at the time of each investment) in the securities of any one issuer except that such restriction shall not apply to securities backed by the U.S. Government or its agencies or instrumentalities;

     (3) borrow amounts in excess of 20% of its total assets taken at market value (including the amount borrowed), and then only from banks as a temporary measure for extraordinary or emergency purposes (the Institutional Tax-Exempt Fund will not purchase securities while borrowings are outstanding);

     (4) mortgage, pledge, hypothecate or in any manner transfer as security for indebtedness any securities owned or held by the Institutional Tax-Exempt Fund except as may be necessary in connection with borrowings mentioned in (3) above, and then such mortgaging, pledging or hypothecating may not exceed 10% of its total assets, taken at value;

     (5) invest in securities with legal or contractual restrictions on resale or for which no readily available market exists if, regarding all such securities, more than 10% of its total assets (taken at market value) would be invested in such securities;

     (6) make investments for the purpose of exercising control or management;

     (7) purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization;

     (8) purchase or sell real estate (provided that such restriction shall not apply to tax-exempt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein), commodities or commodity contracts, interests in oil, gas or other mineral exploration or development programs;

     (9) make loans to other persons, provided that the Institutional Tax-Exempt Fund may purchase a portion of an issue of tax-exempt securities (the acquisition of a portion of an issue of tax-exempt securities or bonds, debentures or other debt securities which are not publicly distributed is considered to be the making of a loan under the Investment Company Act;

     (10) act as an underwriter of securities, except to the extent that the Institutional Tax-Exempt Fund may technically be deemed an underwriter when engaged in the activities described in (9) above or insofar as the Institutional Tax-Exempt Fund may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities;

     (11) invest more than 5% of its total assets (taken at market value at the time of each investment) in industrial revenue bonds where the entity supplying the revenues from which the issue is to be paid, including predecessors, has a record of less than three years of continuous operation;

     (12) purchase any securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities;

     (13) make short sales of securities or maintain a short position or invest in put call, straddle or spread options; provided, however, that the Institutional Tax-Exempt Fund shall have the authority to purchase tax-exempt securities subject to put options as described above;

     (14) invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding securities issued by the U.S. Government and its agencies and instrumentalities; securities issued by any state of the U.S. or any political subdivision thereof; and instruments issued by domestic banks); and

     (15) issue senior securities to the extent such issuance would violate applicable law.

     For purposes of fundamental restriction (2) above, the Institutional Tax-Exempt Fund will regard each state and each political subdivision, agency or instrumentality of such state and each multistate agency of which such state is a member and each public authority which issues securities on behalf of a private entity as a separate issuer, except that if the security is backed only by the assets and revenues of an entity other than the issuer then the entity with the ultimate responsibility for the payment of interest and principal may be regarded as the sole issuer.

     With respect to fundamental restriction (3), the Institutional Tax-Exempt Fund will not borrow to increase income but only to meet redemption requests that might otherwise require untimely dispositions of portfolio securities. Interest paid on such borrowings will reduce net income.

     Notwithstanding fundamental restriction (5), the Institutional Tax-Exempt Fund is limited by Rule 2a-7 under the Investment Company Act to investing no more than 5% of its total assets in securities with legal or contractual restrictions on resale or for which no readily available market exists (i.e., if the securities cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund).

     Under the non-fundamental restrictions, the Institutional Tax-Exempt Fund may not:

     (i) purchase or sell commodities or contracts on commodities, except to the extent that the Institutional Tax-Exempt Fund may do so in accordance with applicable law and the Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act; or

     (ii) issue senior securities to the extent such issuance would violate applicable law.

     If a percentage restriction on the investment or use of assets set forth above is adhered to at the time a transaction is effected, later changes in percentages resulting from changing values will not be considered a violation.

     For purposes of investment restriction (14) above, securities issued by a state, its political subdivisions or instrumentalities means tax-exempt securities issued by such entities.

MANAGEMENT OF THE TRUST

Trustees and Officers

     The Board of Trustees of the Trust (the “Board”) consists of thirteen individuals (each, a “Trustee”), eleven of whom are not “interested persons” of the Trust as defined in the Investment Company Act (the “Independent Trustees”). The same individuals also serve as directors of the Master LLC. The registered investment companies advised by BlackRock Advisors, LLC (“BlackRock” or the “Manager”) or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds (the Equity-Liquidity Complex and the Equity-Bond Complex) and one complex of exchange-traded funds (each, a “BlackRock Fund Complex”). The Trust is included in the BlackRock Fund Complex referred to as the Equity-Liquidity Complex. The Trustees also oversee as board members the operations of the other open-end registered investment companies included in the Equity-Liquidity Complex.

     The Board has overall responsibility for the oversight of the Trust and the Funds. The Co-Chairs of the Board are Independent Trustees, and the Chair of each Board committee (each, a “Committee”) is an Independent Trustee. The Board has five standing Committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee. The Board also has one ad hoc committee, the Joint Product Pricing Committee. The role of the Co-Chairs of the Board is to preside at all meetings of the Board, and to act as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chair of each Committee performs a similar role with respect to the Committee. The Co-Chairs of the Board or the Chair of a Committee may also perform such other functions as may be delegated by the Board or the Committee from time to time. The Independent Trustees meet regularly outside the presence of Fund management, in executive session or with other service providers to the Funds. The Board has regular meetings five times a year, and may hold special meetings if required before its next regular meeting. Each Committee meets regularly to conduct the oversight functions delegated to that Committee by the Board and reports its findings to the Board. The Board and each standing Committee conduct annual assessments of their oversight function and structure. The Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise independent judgment over management and to allocate areas of responsibility among Committees and the full Board to enhance effective oversight.

     The Board has engaged the Manager to manage the Funds on a day-to-day basis. The Board is responsible for overseeing the Manager, other service providers, the operations of each Fund and associated risk in accordance with the provisions of the Investment Company Act, state law, other applicable laws, the Trust’s charter, and each Fund’s investment objectives and strategies. The Board reviews, on an ongoing basis, each Fund’s performance, operations, and investment strategies and techniques. The Board also conducts reviews of the Manager and its role in running the operations of each Fund.

     Day-to-day risk management with respect to a Fund is the responsibility of the Manager or of sub-advisers or other service providers (depending on the nature of the risk), subject to the supervision of the Manager. Each Fund is subject to a number of risks, including investment, compliance, operational and valuation risks, among others. While there are a number of risk management functions performed by the Manager and the sub-advisers or other service providers, as applicable, it is not possible to eliminate all of the risks applicable to a Fund. Risk oversight forms part of the Board’s general oversight of the Funds and is addressed as part of various Board and Committee activities. The Board, directly or through a Committee, also reviews reports from, among others, management, the independent registered public accounting firm for each Fund, sub-advisers, and internal auditors for the investment adviser or its affiliates, as appropriate, regarding risks faced by each Fund and management’s or the service provider’s risk functions. The Committee system facilitates the timely and efficient consideration of matters by the Trustees, and facilitates effective oversight of compliance with legal and regulatory requirements and of each Fund’s activities and associated risks. The Board has appointed a Chief Compliance Officer, who oversees the implementation and testing of each Fund’s compliance program and reports to the Board regarding compliance matters for each Fund and its service providers. The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities.

     The members of the Audit Committee are Kenneth L. Urish (Chair), Herbert I. London and Frederick W. Winter, all of whom are Independent Trustees. The principal responsibilities of the Audit Committee are to approve the selection, retention, termination and compensation of the Trust’s independent registered public accounting firm (the “independent auditors”) and to oversee the independent auditors’ work. The Audit Committee’s responsibilities include, without limitation, to (1) evaluate the qualifications and independence of the independent auditors; (2) approve all audit engagement terms and fees for each Fund; (3) review the conduct and results of each independent audit of each Fund’s financial statements; (4) review any issues raised by the independent auditors or Fund management regarding the accounting or financial reporting policies and practices of each Fund and the internal controls of the Fund and certain service providers; (5) oversee the performance of each Fund’s internal audit function provided by its investment adviser, administrator, pricing agent or other service provider; (6) discuss with Fund management its policies regarding risk assessment and risk management and (7) resolve any disagreements between Fund management and the independent auditors regarding financial reporting. The Board has adopted a written charter for the Audit Committee. During the fiscal year ended April 30, 2010, the Audit Committee met five times.

     The members of the Governance and Nominating Committee (the “Governance Committee”) are Dr. Matina S. Horner (Chair), Cynthia A. Montgomery and Robert C. Robb, Jr., all of whom are Independent Trustees. The principal responsibilities of the Governance Committee are to (1) identify individuals qualified to serve as Independent Trustees of the Trust and recommend Independent Trustee nominees for election by shareholders or appointment by the Board; (2) advise the Board with respect to Board composition, procedures and Committees (other than the Audit Committee); (3) oversee periodic self-assessments of the Board and Committees of the Board (other than the Audit Committee); (4) review and make recommendations regarding Independent Trustee compensation; and (5) monitor corporate governance matters and develop appropriate recommendations to the Board. The Governance Committee may consider nominations for the office of Trustee made by Fund shareholders as it deems appropriate. Fund shareholders who wish to recommend a nominee should send nominations to the Secretary of the Trust that include biographical information and set forth the qualifications of the proposed nominee. The Board has adopted a written charter for the Governance Committee. During the fiscal year ended April 30, 2010, the Governance Committee met four times.

     The members of the Compliance Committee are Joseph P. Platt, Jr. (Chair), Cynthia A. Montgomery and Robert C. Robb, Jr., all of whom are Independent Trustees. The Compliance Committee’s purpose is to assist the Board in fulfilling its responsibility to oversee regulatory and fiduciary compliance matters involving the Trust, the fund-related activities of BlackRock and the Trust’s third-party service providers. The Compliance Committee’s responsibilities include, without limitation, to (1) oversee the compliance policies and procedures of the Trust and its service providers and recommend changes or additions to such policies and procedures; (2) review information on and, where appropriate recommend policies concerning, each Fund’s compliance with applicable law; and (3) review reports from, oversee the annual performance review of, and make certain recommendations regarding the Trust’s Chief Compliance Officer. The Board has adopted a written charter for the Compliance Committee. During the fiscal year ended April 30, 2010, the Compliance Committee met seven times.

     The members of the Performance Oversight and Contract Committee (the “Performance Oversight Committee”) are David O. Beim (Chair), Toby Rosenblatt (Vice Chair), Ronald W. Forbes and Rodney D. Johnson, all of whom are Independent Trustees. The Performance Oversight Committee’s purpose is to assist the Board in fulfilling its responsibility to oversee each Fund’s investment performance relative to its agreed-upon performance objectives and to assist the Independent Trustees in their consideration of investment advisory agreements. The Performance Oversight Committee’s responsibilities include, without limitation, to (1) review each Fund’s investment objectives, policies and practices and each Fund’s investment performance; (2) review personnel and resources devoted to management of each Fund and evaluate the nature and quality of information furnished to the Performance Oversight Committee; (3) recommend any required action regarding change in fundamental and non-fundamental investment policies and restrictions, Fund mergers or liquidations; (4) request and review information on the nature, extent and quality of services provided to the shareholders; and (5) make recommendations to the Board concerning the approval or renewal of investment advisory agreements. The Board has adopted a written charter for the Performance Oversight Committee. During the fiscal year ended April 30, 2010, the Performance Oversight Committee met four times.

     The Boards of the Equity-Liquidity Complex, the Equity-Bond Complex and the closed-end BlackRock Fund Complex, established the ad hoc Joint Product Pricing Committee (the “Product Pricing Committee”) comprised of nine members drawn from the independent board members serving on the boards of these BlackRock Fund Complexes. Ronald W. Forbes and Rodney D. Johnson are members of the Product Pricing Committee representing the Equity-Liquidity Complex. Two independent board members representing the closed-end BlackRock Fund Complex and five independent board members representing the Equity-Bond Complex serve on the Product Pricing Committee. The Product Pricing Committee is chaired by an independent board member from the Equity-Bond Complex. The purpose of the Product Pricing Committee is to review the components and pricing structure of the non-money market funds in the BlackRock Fund Complexes. The Product Pricing Committee was formed on June 4, 2009 and from June 4, 2009 through April 30, 2010, met five times.

     The members of the Executive Committee are Ronald W. Forbes and Rodney D. Johnson, both of whom are Independent Trustees, and Richard S. Davis, who serves as an interested Trustee. The principal responsibilities of the Executive Committee are to (1) act on routine matters between meetings of the Board; (2) act on such matters as may require urgent action between meetings of the Board; and (3) exercise such other authority as may from time to time be delegated to the Executive Committee by the Board. The Board has adopted a written charter for the Executive Committee. During the fiscal year ended April 30, 2010, the Executive Committee met once.

     The Governance Committee has adopted a statement of policy that describes the experience, qualifications, skills and attributes that are necessary and desirable for potential Independent Trustee candidates (the “Statement of Policy”). The Board believes that each Independent Trustee satisfied, at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. Furthermore, in determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, skills, attributes and qualifications, which allow the Board to operate effectively in governing the Trust and protecting the interests of shareholders. Among the attributes common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the Fund’s investment adviser, sub-advisers, other service providers, counsel and independent auditors, and to exercise effective business judgment in the performance of their duties as Trustees. Each Trustee’s ability to perform his or her duties effectively is evidenced by his or her educational background or professional training; business, consulting, public service or academic positions; experience from service as a board member of the Trust and the other funds in the BlackRock Fund Complex (and any predecessor funds), other investment funds, public companies, or non-profit entities or other organizations; ongoing commitment and participation in Board and Committee meetings, as well as their leadership of standing and ad hoc committees throughout the years; or other relevant life experiences. Information about the specific experience, skills, attributes and qualifications of each Trustee, which in each case led to the Board’s conclusion that the Trustee should serve (or continue to serve) as a trustee of the Trust, is provided in below, in “Biographical Information.”

Biographical Information

     Certain biographical and other information relating to the Trustees of the Trust is set forth below, including address and year of birth, principal occupations for at least the last five years, length of time served, total number of registered investment companies and investment portfolios overseen in the BlackRock-advised Funds and any public directorships.

Name, Address and Year of Birth	Position(s) Held with the Trust	Length of Time Served[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships

Independent Trustees[1]

David O. Beim[3] 55 East 52nd Street New York, NY 10055 1940	Trustee	2002 to present	Professor of Finance and Economics at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Chairman, Wave Hill Inc. (public garden and cultural center) from 1990 to 2006.	36 RICs consisting of 97 Portfolios	None

Ronald W. Forbes[4] 55 East 52nd Street New York, NY 10055 1940	Trustee	2007 to present	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	36 RICs consisting of 97 Portfolios	None

Dr. Matina S. Horner[5] 55 East 52nd Street New York, NY 10055 1939	Trustee	2007 to present	Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	36 RICs consisting of 97 Portfolios	NSTAR (electric and gas utility)

Rodney D. Johnson[4] 55 East 52nd Street New York, NY 10055 1941	Trustee	2007 to present	President, Fairmount Capital Advisors, Inc. since 1987; Director, Fox Chase Cancer Center since 2004; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2004; Director, The Committee of Seventy (civic) since 2006.	36 RICs consisting of 97 Portfolios	None

Herbert I. London 55 East 52nd Street New York, NY 10055 1939	Trustee	2007 to present	Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President, Hudson Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005.	36 RICs consisting of 97 Portfolios	AIMS Worldwide, Inc. (marketing)

Cynthia A. Montgomery 55 East 52nd Street New York, NY 10055 1952	Trustee	2007 to present	Professor, Harvard Business School since 1989; Director, Harvard Business School Publishing since 2005; Director, McLean Hospital since 2005.	36 RICs consisting of 97 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

Name, Address and Year of Birth	Position(s) Held with the Trust	Length of Time Served[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships

Joseph P. Platt, Jr.[6] 55 East 52nd Street New York, NY 10055 1947	Trustee	2007 to present	Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investment) since 1998; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.	36 RICs consisting of 97 Portfolios	Greenlight Capital Re, Ltd (reinsurance company); WQED Multi-Media (public broadcasting not-for-profit)

Robert C. Robb, Jr. 55 East 52nd Street New York, NY 10055 1945	Trustee	2007 to present	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	36 RICs consisting of 97 Portfolios	None

Toby Rosenblatt[7] 55 East 52nd Street New York, NY 10055 1938	Trustee	2007 to present	President, Founders Investments Ltd. (private investments) since 1999; Director, College Access Foundation of California (philanthropic foundation) since 2009; Director, Forward Management, LLC since 2007; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.	36 RICs consisting of 97 Portfolios	A.P. Pharma, Inc. (specialty pharmaceuticals)

Kenneth L. Urish[8] 55 East 52nd Street New York, NY 10055 1951	Trustee	2007 to present	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Foundation since 2001; Committee Member, Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants from 2007 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	36 RICs consisting of 97 Portfolios	None

Frederick W. Winter 55 East 52nd Street New York, NY 10055 1945	Trustee	2007 to present	Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005, Director, Alkon Corporation (pneumatics) since 1992; Director, Tippman Sports (recreation) since 2005; Director, Indotronix International (IT services) from 2004 to 2008.	36 RICs consisting of 97 Portfolios	None

Name, Address and Year of Birth	Position(s) Held with the Trust	Length of Time Served[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships

Interested Trustees[1,9]

Richard S. Davis 55 East 52nd Street New York, NY 10055 1945	President and Trustee	2007 to present	Managing Director, BlackRock, Inc. since 2005; Chief Executive Officer, State Street Research & Management Company from 2000 to 2005; Chairman of the Board of Trustees, State Street Research Mutual Funds from 2000 to 2005.	169 RICs consisting of 292 Portfolios	None

Henry Gabbay 55 East 52nd Street New York, NY 10055 1947	Trustee	2007 to present	Consultant, BlackRock, Inc. from 2007 to 2008; Managing Director, BlackRock, Inc. from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.	169 RICs consisting of 292 Portfolios	None

[1]	Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board of Trustees has approved one-year extensions in the terms of Trustees who turn 72 prior to December 31, 2013.

[2]	Following the combination of Merrill Lynch Investment Managers, LP (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Trustees as joining the Trust’s Board in 2007, each Independent Trustee first became a member of the boards of other legacy MLIM or legacy BlackRock funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, Jr., 1999; Robert C. Robb, Jr., 1999; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

[3]	Chair of the Performance Oversight Committee.

[4]	Co-Chair of the Board of Trustees.

[5]	Chair of the Governance Committee.

[6]	Chair of the Compliance Committee.

[7]	Vice Chair of the Performance Oversight Committee.

[8]	Chair of the Audit Committee.

[9]	Mr. Davis is an “interested person,” as defined in the Investment Company Act, of the Trust based on his position with BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Trust based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and The PNC Financial Services Group, Inc. securities.

     Certain biographical and other information relating to the officers of the Trust is set forth below, including address and year of birth, principal occupations for at least the last five years, length of time served, total number of registered investment companies and investment portfolios overseen in the BlackRock advised Funds and any public directorships:

Name, Address and Year of Birth	Position(s) Held with the Trust	Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships

Anne F. Ackerley 55 East 52nd Street New York, NY 10055 1962	Chief Executive Officer	2007 to present[2]	Managing Director of BlackRock, Inc. since 2000, Vice President of the BlackRock-advised Funds from 2007 to 2009; Chief Operating Officer of BlackRock’s Global Client Group (GCG) since 2009; Chief Operating Officer of BlackRock’s U.S. Retail Group from 2006 to 2009; Head of BlackRock’s Mutual Fund Group from 2000 to 2006.	169 RICs consisting of 292 Portfolios	None

Richard Hoerner, CFA 55 East 52nd Street New York, NY 10055 1958	Vice President	2009 to present	Managing Director of BlackRock, Inc. since 2000; Co-head of BlackRock’s Cash Management Portfolio Management Group since 2002; Member of the Cash Management Group Executive Committee since 2005.	24 RICs consisting of 78 Portfolios	None

Jeffrey Holland, CFA 55 East 52nd Street New York, NY 10055 1971	Vice President	2009 to present	Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2006 to 2009; Chief Operating Officer of BlackRock’s U.S. Retail Group since 2009; Co-head of Product Development and Management for BlackRock’s U.S. Retail Group from 2007 to 2009; Product Manager of Raymond James & Associates from 2003 to 2006.	70 RICs consisting of 195 Portfolios	None

Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	2009 to present	Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2008 to 2009; Head of Product Development and Management for BlackRock’s U.S. Retail Group since 2009, Co-head thereof from 2007 to 2009; Vice President of BlackRock, Inc. from 2005 to 2008.	169 RICs consisting of 292 Portfolios	None

Simon Mendelson 55 East 52nd Street New York, NY 10055 1964	Vice President	2009 to present	Managing Director of BlackRock, Inc. since 2005; Chief Operating Officer and head of the Global Client Group for BlackRock’s Global Cash Management Business since 2007; Head of BlackRock’s Strategy and Development Group from 2005 to 2007; Partner of McKinsey & Co. from 1997 to 2005.	24 RICs consisting of 78 Portfolios	None

Name, Address and Year of Birth	Position(s) Held with the Trust	Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships

Brian Schmidt 55 East 52nd Street New York, NY 10055 1958	Vice President	2009 to present	Managing Director of BlackRock, Inc. since 2004; Various positions with U.S. Trust Company from 1991 to 2003: Director from 2001 to 2003, Senior Vice President from 1998 to 2003; Vice President, Chief Financial Officer and Treasurer of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust from 2001 to 2003.	70 RICs consisting of 195 Portfolios	None

Christopher Stavrakos, CFA 55 East 52nd Street New York, NY 10055 1959	Vice President	2009 to present	Managing Director of BlackRock, Inc. since 2006; Co-head of BlackRock’s Cash Management Portfolio Management Group since 2006; Senior Vice President, CIO, and Director of Liability Management for the Securities Lending Group at Mellon Bank from 1999 to 2006.	24 RICs consisting of 78 Portfolios	None

Neal J. Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer and Assistant Treasurer	2007 to present	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.	169 RICs consisting of 292 Portfolios	None

Jay M. Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	2007 to present	Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Assistant Treasurer of the Merrill Lynch Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.	169 RICs consisting of 292 Portfolios	None

Brian P. Kindelan 55 East 52nd Street New York, NY 10055 1959	Chief Compliance Officer and Anti-Money Laundering Compliance Officer	2007 to present	Chief Compliance Officer of the BlackRock-advised Funds since 2007; Managing Director and Senior Counsel, BlackRock, Inc. since 2005.	169 RICs consisting of 292 Portfolios	None

Howard B. Surloff 55 East 52nd Street New York, NY 10055 1965	Secretary	2007 to present	Managing Director and General Counsel of U.S. Funds of BlackRock, Inc. since 2006; General Counsel (U.S.) of Goldman Sachs Asset Management, LP from 1993 to 2006.	169 RICs consisting of 292 Portfolios	None

[1]	Officers of the Trust serve at the pleasure of the Board of Trustees.

[2]	Ms. Ackerley has been Chief Executive Officer of the Trust since 2009 and was Vice President from 2007 to 2009.

Share Ownership

     Information relating to each Trustee’s share ownership in the Trust and in all BlackRock-advised Funds that are overseen by the respective Trustee (“Supervised Funds”) as of December 31, 2009 is set forth in the chart below.

Name	Aggregate Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Supervised Funds

Interested Trustees:
Richard S. Davis	None	Over $100,000
Henry Gabbay	None	Over $100,000
Independent Trustees:
David O. Beim	None	Over $100,000
Ronald W. Forbes	None	Over $100,000
Dr. Matina S. Horner	None	Over $100,000
Rodney D. Johnson	None	Over $100,000
Herbert I. London	None	$50,001–$100,000
Cynthia A. Montgomery	None	Over $100,000
Joseph P. Platt, Jr.	None	Over $100,000
Robert C. Robb, Jr.	None	Over $100,000
Toby Rosenblatt	None	Over $100,000
Kenneth L. Urish	None	$50,001–$100,000
Frederick W. Winter	None	Over $100,000

     As of July 31, 2010, the Trustees and officers as a group owned an aggregate of less than 1% of the outstanding shares of each Fund. As of December 31, 2009, none of the Independent Trustees or their immediate family members owned beneficially or of record any securities in affiliates of the Manager.

Compensation of Trustees

     Each Trustee who is an Independent Trustee is paid as compensation an annual retainer of $250,000 per year for his or her services as a Board member to the BlackRock-advised Funds in the Equity-Liquidity Complex, including the Trust, and a $5,000 Board meeting fee to be paid for each in-person Board meeting attended (a $2,500 Board meeting fee for telephonic attendance at regular Board meetings), for up to five Board meetings held in a calendar year (compensation for meetings in excess of this number to be determined on a case-by-case basis), together with out of pocket expenses in accordance with a Board policy on travel and other business expenses relating to attendance at meetings. The Co-Chairs of the Boards of Directors/Trustees are each paid an additional annual retainer of $45,000. The Chairs of the Audit Committees, Compliance Committees, Governance Committees and Performance Oversight Committees and the Vice-Chair of the Performance Oversight Committees are each paid an additional annual retainer of $25,000. The Chair of the Product Pricing Committee, who oversees funds in the Equity-Bond Complex, is paid an annual retainer of $25,000 that is allocated among all of the non-money market funds in the Equity-Liquidity, the Equity-Bond and the closed-end BlackRock Fund Complexes.

     Mr. Gabbay is an interested Trustee of the Trust and serves as an interested board member of the other funds which comprise the Equity-Liquidity, the Equity-Bond and the closed-end BlackRock Fund Complexes. Mr. Gabbay receives as compensation for his services as a board member of each of these three BlackRock Fund Complexes, (i) an annual retainer of $487,500, paid quarterly in arrears, allocated to the BlackRock-advised Funds in these three BlackRock Fund Complexes, including the Trust, and (ii) with respect to each of the two open-end BlackRock Fund Complexes, a board meeting fee of $3,750 (with respect to meetings of the Equity-Liquidity Complex) and $18,750 (with respect to meetings of the Equity-Bond Complex) to be paid for attendance at each board meeting up to five board meetings held in a calendar year by each such BlackRock Fund Complex (compensation for meetings in excess of this number to be determined on a case-by-case basis). Mr. Gabbay will also be reimbursed for out of pocket expenses in accordance with a board policy on travel and other business expenses relating to attendance at meetings. Mr. Gabbay’s compensation for serving on the boards of funds in these three BlackRock Fund Complexes (including the Trust) is equal to 75% of each retainer and, as applicable, of each meeting fee (without regard to additional fees paid to Board and Committee chairs) received by the independent board members serving on such boards. The Board of the Trust or the board of any other BlackRock-advised Fund may modify the board members’ compensation from time to time depending on market conditions and Mr. Gabbay’s compensation would be impacted by those modifications.

     Each of the Independent Trustees and Mr. Gabbay agreed to a 10% reduction in their compensation described above for service during the period May 1, 2009 through December 31, 2009.

     The following table sets forth the compensation earned by the Trustees for the fiscal year ended April 30, 2010, and the aggregate compensation paid to them by all BlackRock-advised Funds for the calendar year ended December 31, 2009.

Trustee	Compensation from Premier Institutional Fund/Premier Institutional Portfolio	Compensation from Institutional Fund/Select Institutional Fund/ Institutional Portfolio	Compensation from Government Fund	Compensation from Treasury Fund	Compensation from Institutional Tax-Exempt Fund/ Institutional Tax-Exempt Portfolio	Estimated Annual Benefit Upon Retirement	Aggregate Compensation from Trust and other BlackRock- Advised Funds[1]

Independent Trustees:
David O. Beim[2]	$ 9,455	$11,900	$5,875	$4,142	$8,607	None	$283,750
Ronald W. Forbes[3]	$10,225	$12,836	$6,323	$4,433	$9,304	None	$302,750
Dr. Matina Horner[4]	$ 9,455	$11,900	$5,875	$4,142	$8,607	None	$283,750
Rodney D. Johnson[3]	$10,225	$12,836	$6,323	$4,433	$9,304	None	$302,750
Herbert I. London	$ 8,492	$10,729	$5,316	$3,779	$7,735	None	$260,000
Cynthia A. Montgomery	$ 8,492	$10,729	$5,316	$3,779	$7,735	None	$260,000
Joseph P. Platt, Jr.[5]	$ 9,455	$11,900	$5,875	$4,142	$8,607	None	$283,750
Robert C. Robb, Jr.	$ 8,492	$10,729	$5,316	$3,779	$7,735	None	$260,000
Toby Rosenblatt[6]	$ 9,180	$11,351	$5,601	$3,868	$8,332	None	$261,250
Kenneth L. Urish[7]	$ 9,428	$11,873	$5,848	$4,115	$8,580	None	$283,750
Frederick W. Winter	$ 8,492	$10,729	$5,316	$3,779	$7,735	None	$260,000
Interested Trustee
Richard S. Davis	None	None	None	None	None	None	None
Henry Gabbay	$ 6,210	$ 7,823	$3,838	$2,856	$5,672	None	$441,563

[1]	For the number of RICs and Portfolios from which each Trustee receives compensation, see the Biographical Information chart beginning on page 23.

[2]	Chair of the Performance Oversight Committee.

[3]	Co-Chair of the Board of Trustees.

[4]	Chair of the Governance Committee.

[5]	Chair of the Compliance Committee.

[6]	Vice-Chair of the Performance Oversight Committee.

[7]	Chair of the Audit Committee.

INVESTMENT ADVISORY ARRANGEMENTS

     The manager to each of the Funds or each of the corresponding Portfolios, as the case may be, is BlackRock Advisors, LLC (previously defined as “BlackRock” or the “Manager”), an indirect wholly owned subsidiary of BlackRock, Inc., a publicly held corporation. The principal business address of BlackRock is 100 Bellevue Parkway, Wilmington, Delaware 19809 (mailing address: P.O. Box 9011, Princeton, New Jersey 08543-9011), and the principal business address of BlackRock, Inc. is 40 East 52nd Street, New York, New York 10022.

Government Fund and Treasury Fund Only

     Pursuant to the terms of a separate management agreement between the Trust, on behalf of each of Government Fund and Treasury Fund (each, a “Management Agreement”), and the Manager, subject to the general supervision of the Board of Trustees of the Trust and in conformance with the stated policies of the applicable Fund, renders investment supervisory and corporate administrative services to the Funds. It is the responsibility of the Manager to make investment decisions for each Fund and to place the purchase and sale orders for the Funds’ portfolio transactions. In addition, the Manager performs, or supervises the performance of, administrative services in connection with each Fund, including (i) supervising all aspects of the Fund’s administration and operations, including processing services related to the purchase and redemption of Fund shares, the general handling of shareholder relations, and portfolio management; (ii) providing the Fund, at the Manager’s expense, with the services of persons competent to perform such administrative and clerical functions as are necessary in order to provide effective administration of the Fund; and (iii) providing the Fund, at the Manager’s expense, with adequate office space and related services. The Manager may arrange for the provision of these administrative services and functions by the Funds’ distributor or another affiliate of BlackRock, Inc. Each Fund’s accounting records are maintained, at the Fund’s expense, by its custodian, State Street Bank and Trust Company.

     As compensation for the services rendered by the Manager under the Management Agreements, each Fund pays the Manager a fee, computed daily and payable monthly, at the following annual rates:

	Management Fee Rate as a percentage of average daily net assets

Average Daily Net Assets	Government Fund	Treasury Fund

Not exceeding $500 million	0.350%	0.350%
Exceeding $500 million but not exceeding $750 million	0.335%	0.335%
Exceeding $750 million but not exceeding $1 billion	0.320%	0.320%
In excess of $1 billion	0.300%	0.300%

     The Manager has voluntarily agreed to waive a portion of its management fee with respect to each of the Government Fund and the Treasury Fund so that the effective management fee rate payable to the Manager will be at an annual rate of 0.20% of the Fund’s average daily net assets. The Manager may discontinue this waiver of the fee in whole or in part at any time without notice.

     Each Management Agreement obligates the Manager to provide advisory, administrative and management services, to furnish office space and facilities for management of the affairs of the applicable Fund, to pay all compensation of, and furnish office space for, officers and employees of the Fund, as well as the fees of all Trustees of the Trust who are affiliated persons of the Manager. Each Fund pays all other expenses incurred in its operation and a portion of the Trust’s general administrative expenses allocated on the basis of the asset size of the respective Funds. Expenses that will be borne directly by each Fund include trustees’ fees, redemption expenses, expenses of portfolio transactions, shareholder servicing costs, expenses of registering its shares under federal and state securities laws, pricing costs (including the daily calculation of net asset value), interest, certain taxes, charges of the custodian and transfer agent and other expenses attributable to a particular Fund. Expenses which will be allocated on the basis of size of the respective Funds include trustees’ fees, legal expenses, auditing services, costs of printing proxies, shareholder reports and prospectuses and statements of additional information (except to the extent paid by the Fund’s distributor), Commission fees, accounting costs and other expenses properly payable by the Trust and allocable on the basis of size of the respective Funds. Depending upon the nature of the lawsuit, litigation costs may be directly applicable to a Fund or allocated on the basis of the size of the respective Funds. The Board of Trustees of the Trust has determined that this is an appropriate method of allocation of expenses.

     Pursuant to the Management Agreements, BlackRock may from time to time, in its sole discretion to the extent permitted by applicable law, appoint one or more sub-advisers, including, without limitation, affiliates of BlackRock, to perform investment advisory services with respect to the Funds. In addition, BlackRock may delegate certain of its investment advisory functions under the Management Agreements to one or more of its affiliates to the extent permitted by applicable law. BlackRock may terminate any or all sub-advisers or such delegation arrangements in its sole discretion at any time to the extent permitted by applicable law.

     As required by the Distribution Agreement, BlackRock Investments, LLC (“BRIL” or the “Distributor”) will pay certain of the expenses incurred in connection with the offering of shares of the respective Fund. After the prospectuses and periodic reports have been prepared and set in type, the Distributor will pay for the printing and distribution of copies thereof used in connection with a Fund offering to investors. The Distributor will also pay for other supplementary sales literature.

     The tables below set forth information about the total management fee paid by the Government Fund and the Treasury Fund to the Manager, as well as amounts waived by the Manager for the periods indicated:

	Government Fund		Treasury Fund

	Paid to the Manager	Waived by the Manager[1]	Paid to the Manager	Waived by the Manager[1]
Fiscal Year Ended April 30,

2010	$26,338,485	$ 9,037,853	$18,695,381	$10,438,740
2009	$35,633,305	$12,136,111	$34,999,033	$12,290,331
2008	$17,246,154	$ 6,007,759	$13,537,560	$ 4,777,487

[1]	The Manager has voluntarily agreed to waive a portion of its management fees and/or reimburse operating expenses to enable the Fund to maintain minimum levels of daily net investment income. The Manager may discontinue this voluntary waiver and/or reimbursement at any time without notice.

Premier Institutional Fund, Institutional Fund, Select Institutional Fund and Institutional Tax-Exempt Fund Only

     Investment Advisory Arrangements. Each Fund invests all of its assets in shares of a corresponding Portfolio. Accordingly, a Fund does not invest directly in portfolio securities and does not require investment advisory services. All portfolio management occurs at the level of the corresponding Portfolio. Pursuant to the terms of a management agreement between the Master LLC, on behalf of each Portfolio, and BlackRock (the “Management Agreement”), subject to the general supervision of the Board of Directors of the Master LLC and in conformance with the stated policies of the applicable Portfolio, the Manager provides investment advisory and certain corporate administrative services to each Portfolio for fees paid at the following annual rates:

Percentage of Average Daily Net Assets

Premier Institutional Portfolio	0.05%
Institutional Portfolio	0.05%
Institutional Tax-Exempt Portfolio	0.05%

     It is the responsibility of the Manager to make investment decisions for each Portfolio and to place the purchase and sale orders for the Portfolio’s portfolio transactions. The Manager is also obligated to perform certain administrative and management services for the Master LLC and is obligated to provide all office space, facilities, equipment and personnel necessary to perform its duties under the Management Agreement.

     The table below sets forth management fees paid by each Portfolio for the last three fiscal years.

	Paid to the Manager

Fiscal Year Ended April 30,	Premier Institutional Portfolio	Institutional Portfolio	Institutional Tax-Exempt Portfolio

2010	$ 7,936,087	$ 9,821,226	$7,092,459
2009	$11,374,069	$13,212,532	$8,465,655
2008	$14,269,347	$12,879,791	$8,899,468

All Funds

     Sub-Advisory Arrangements. The investment advisory services provided by BlackRock to each Fund or Portfolio, as applicable, are not exclusive under the terms of the Management Agreements and BlackRock is also free to, and does, render such services to others. BlackRock acts as the manager or adviser for over 100 investment companies.

     The Manager has the responsibility for making all investment decisions for each Fund or each Portfolio, as the case may be. The Manager has entered into a sub-advisory agreement (the “Sub-Advisory Agreement”) with BlackRock Institutional Management Corporation (the “Sub-Adviser”), a wholly owned, indirect subsidiary of BlackRock, Inc., pursuant to which the Sub-Adviser receives for services it provides a monthly fee at an annual rate equal to a percentage of the advisory fee paid to the Manager by each Fund or Portfolio under the applicable Management Agreement. The Sub-Adviser is responsible for the day-to-day management of each Fund’s/Portfolio’s portfolio. The Manager paid the Sub-Adviser total sub-advisory fees for the periods indicated as follows:

	Paid to Sub-Adviser

	Fiscal year ended April 30,

Fund	2010	2009	2008

Government Fund	$10,221,267	$13,865,039	$ 6,574,387
Treasury Fund	$ 7,193,386	$14,046,452	$ 5,134,537
Premier Institutional Portfolio	$14,050,973	$20,129,177	$24,968,281
Institutional Portfolio	$22,179,074	$30,405,719	$30,103,498
Institutional Tax-Exempt Portfolio	$ 7,193,386	$19,979,072	$20,976,572

     Duration and Termination. Unless earlier terminated as described below, the Management Agreements and Sub-Advisory Agreement will continue in effect from year to year if approved annually (a) by the Board of the Trust or Master LLC, as applicable, or by a majority of the outstanding shares of the Funds/Portfolios and (b) by a majority of the Trustees/Directors who are not parties to such contract or interested persons (as defined in the

Investment Company Act) of any such party. As to each Fund/Portfolio, the agreement is not assignable and may be terminated without penalty on 60 days’ written notice at the option of either party or by the vote of the shareholders of the Funds/Portfolios.

     Administration Arrangements. The Trust, on behalf of Premier Institutional Fund, Institutional Fund, Select Institutional Fund and Institutional Tax-Exempt Fund, has entered into an administration agreement (the “Administration Agreement”) with BlackRock, as administrator (the “Administrator”). The Administrator receives for its services to each Fund monthly compensation at the annual rate of 0.10%, 0.15%, 0.13% and 0.15% of the average daily net assets of the Premier Institutional Fund, the Institutional Fund, the Select Institutional Fund and the Institutional Tax-Exempt Fund, respectively.

     Under the Select Institutional Fund’s Administration Agreement, in exchange for the administration fee payable by Select Institutional Fund, the Administrator has agreed to pay all of the Fund’s other ordinary expenses, other than the Fund’s pro rata portion of Institutional Portfolio’s management fee payable indirectly by the Fund as an interestholder of the Institutional Portfolio so that the Fund’s total annual operating expenses minus extraordinary expenses, if any, will be no greater than 0.18% of the Fund’s net assets.

     The tables below set forth information about the total administration fee paid by each of Premier Institutional Fund, Institutional Fund, Select Institutional Fund and Institutional Tax-Exempt Fund to the Administrator for the periods indicated:

	Paid to the Administrator[3]

Fiscal Year Ended April 30,	Premier Institutional Fund	Institutional Fund	Select Institutional Fund[2]	Institutional Tax-Exempt Fund

2010	$15,870,749	$23,234,483	$4,710,876	$21,275,405
2009	$22,748,139	$35,411,672	$2,817,283	$25,396,964
2008	$28,538,695	$37,974,587	$ 443,191[1]	$26,698,403

[1]	For the period February 4, 2008 (commencement of operations) to April 30, 2008.

[2]	Under Select Institutional Fund’s Administration Agreement, in exchange for the administration fee, the Administrator has agreed to pay all of the Fund’s other ordinary expenses, other than the Fund’s pro rata portion of the Institutional Portfolio’s management fee payable indirectly by the Fund as an interestholder of the Institutional Portfolio so that the Fund’s total annual operating expenses minus extraordinary expenses, if any, will be no greater than 0.18% of the Fund’s net assets.

[3]	The Administrator has voluntarily agreed to waive a portion of its administration fees and/or reimburse operating expenses to enable each Fund to maintain minimum levels of daily net investment income. The Administrator may discontinue this voluntary waiver and/or reimbursement at any time without notice. The Administrator did not waive any fees pursuant to this voluntary waiver.

     The Administration Agreement obligates the Administrator to provide certain administrative services to each Fund and to pay, or cause its affiliates to pay, for maintaining its staff and personnel and to provide office space, facilities and necessary personnel for the Fund. The Administrator is also obligated to pay, or cause its affiliates to pay, the fees of those officers and Trustees who are affiliated persons of the Administrator or any of its affiliates. Each Fund pays, or causes to be paid, all other expenses incurred in the operation of the Fund (except to the extent paid by the Distributor), including, among other things, taxes, expenses for legal and auditing services, costs of printing proxies, shareholder reports and prospectuses and statements of additional information, charges of the custodian, any sub-custodian and State Street Bank and Trust Company (the “Transfer Agent”), expenses of portfolio transactions, expenses of redemption of shares, Commission fees, expenses of registering the shares under Federal, state or non-U.S. laws, fees and actual out-of-pocket expenses of Trustees who are not affiliated persons of the Administrator, or of an affiliate of the Administrator, accounting and pricing costs (including the daily calculation of the net asset value), insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by the Fund.

     Unless earlier terminated as described below, the Administration Agreement will remain in effect, as to each Fund, for two years from its effective date. Thereafter, it will remain in effect, as to each Fund, from year to year if approved annually (a) by the Board of Trustees of the Trust and (b) by a majority of the Trustees who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. As to each Fund, such contract is not assignable and may be terminated without penalty on 60 days’ written notice at the option of either party thereto or by the vote of the shareholders of the Fund.

Disclosure of Portfolio Holdings

     The Board of Trustees of the Trust, the Board of Directors of the Master LLC and the Board of Directors of the Manager have each approved Portfolio Information Distribution Guidelines (the “Guidelines”) regarding the disclosure of each Fund’s portfolio securities, as applicable, and other portfolio information. The purpose of the Guidelines is to ensure that (i) shareholders and prospective shareholders of the Funds have equal access to portfolio holdings and characteristics and (ii) third parties (such as consultants, intermediaries and third-party data providers) have access to such information no more frequently than shareholders and prospective shareholders.

     Pursuant to the Guidelines, the Trust, the Master LLC and the Manager may, under certain circumstances as set forth below, make selective disclosure with respect to a Fund’s or Portfolio’s portfolio holdings. The Board of Trustees and the Board of Directors have approved the adoption by the Trust and the Master LLC, respectively, of the Guidelines, and employees of the Manager are responsible for adherence to the Guidelines. The Trust’s Board of Trustees and the Master LLC’s Board of Directors provide ongoing oversight of the Trust’s, the Master LLC’s and Manager’s compliance with the Guidelines. Examples of the types of information that may be disclosed pursuant to the Guidelines are provided below. This information may be both material non-public information (“Confidential Information”) and proprietary information of BlackRock.

     Except as otherwise provided in the Guidelines, Confidential Information relating to the Trust or Master LLC may not be distributed to persons not employed by BlackRock unless: (i) the Trust or Master LLC has a legitimate business purpose for doing so; and (ii) such information has been publicly disclosed via a filing with the Commission, through a press release or placement on a publicly-available internet website. Confidential Information may also be disclosed to the Trust’s Trustees or the Master LLC’s Directors and their respective counsel, outside counsel for the Trust or Master LLC and the Trust’s or Master LLC’s auditors, and may be disclosed to the Trust’s or Master LLC’s service providers and other appropriate parties with the approval of the Trust’s or Master LLC’s Chief Compliance Officer, BlackRock’s General Counsel or BlackRock’s Chief Compliance Officer, and, in the case of disclosure to third parties, subject to a confidentiality or non-disclosure agreement. Information may also be disclosed as required by applicable laws and regulation.

     Examples of instances in which selective disclosure of the Trust’s or Master LLC’s Confidential Information may be appropriate include: (i) disclosure for due diligence purposes to an investment adviser that is in merger or acquisition talks with BlackRock; (ii) disclosure to a newly-hired investment adviser or sub-adviser prior to its commencing its duties; (iii) disclosure to a third-party feeder fund consistent with its agreement with a master portfolio advised by BlackRock; (iv) disclosure to third-party service providers of legal, auditing, custody, proxy voting and other services to the Trust or Master LLC or a third-party feeder fund or (v) disclosure to a rating or ranking organization.

     Asset and Return Information. Data on NAVs, asset levels (by total fund and share class), accruals, yields, capital gains, dividends and fund returns (net of fees by share class) are generally available to shareholders, prospective shareholders, consultants and third-party data providers upon request, as soon as such data is available. Data on number of shareholders (total and by share class) and benchmark returns (including performance measures such as standard deviation, information ratio, Sharpe ratio, alpha, and beta) are available to shareholders, prospective shareholders, consultants and third-party data providers as soon as such data is released after month-end.

     Portfolio Characteristics. Examples of portfolio characteristics include sector allocation, credit quality breakdown, maturity distribution, duration and convexity measures, average credit quality, average maturity, average coupon, top 10 holdings with percent of the fund held, average market capitalization, capitalization range, ROE, P/E, P/B, P/CF, P/S and EPS.

1.	Month-end portfolio characteristics are available to shareholders, prospective shareholders, intermediaries and consultants on the fifth calendar day after month-end.[1]

2.	Fund Fact Sheets, which contain certain portfolio characteristics, are available, in both hard copy and electronically, to shareholders, prospective shareholders, intermediaries and consultants on a monthly or quarterly basis upon posting to the Trust’s website. For money market funds, this will typically be on or about the tenth calendar day after the end of each month.

[1]	The precise number of days specified above may vary slightly from period to period depending on whether the fifth or the 20th calendar day falls on a weekend or holiday.

3.	Money Market Performance Reports, which contain money market fund performance for the recent month, rolling 12-month average yields and benchmark performance, are available on a monthly basis to shareholders, prospective shareholders, intermediaries and consultants by the tenth calendar day of the month. This information may also be obtained electronically upon request.

     Portfolio Holdings. In addition to position description, portfolio holdings may also include fund name, CUSIP, ticker symbol, total shares and market value for equity funds and fund name, CUSIP, ticker symbol, coupon, maturity, current face value and market value for fixed income funds. Other information that may be provided includes quantity, SEDOL, market price, yield, weighted average life, duration and convexity of each security in a Fund as of a specific date.

1.	Generally, month-end portfolio holdings are available to fund shareholders, prospective shareholders, intermediaries and consultants on the 20th calendar day after month-end.

2.	Quarter-end portfolio holdings may be made available to third-party data providers, if there is a legitimate marketing and/or investment reason to do so (e.g., Lipper, Morningstar, Bloomberg, Thomson and S&P) on the 20th calendar day after quarter-end.

3.	For money market funds, weekly portfolio holdings are available to fund shareholders, prospective shareholders, intermediaries and consultants on the next business day after the end of the weekly period.

4.

For money market funds, weekly portfolio holdings and characteristics are available to third-party data providers (e.g., Lipper, Morningstar, Bloomberg, S&P, Fitch, Moody’s, Crane Data and iMoneyNet, Inc.) on the next business day after the end of the weekly period.

     Other Information. The Guidelines shall also apply to other Confidential Information of other Fund or Portfolio such as attribution analyses or security-specific information (e.g., information about Fund or Portfolio holdings where an issuer has been downgraded, been acquired or declared bankruptcy). Senior officers of the Manager may authorize disclosure of the Fund’s or Portfolio’s portfolio securities and other portfolio information for legitimate business purposes.

     Implementation. All Trust, Master LLC and BlackRock employees must adhere to the Guidelines when responding to inquiries from shareholders, prospective shareholders, consultants, and third-party databases. In certain circumstances, portfolio information may be released to certain third parties who have signed confidentiality agreements. The Trust’s or Master LLC’s Chief Compliance Officer (“CCO”) is responsible for oversight of compliance with the Guidelines and will recommend to the Board of Trustees or Board of Directors, as applicable, any changes to the Guidelines that he or she deems necessary or appropriate to ensure the Fund’s, the Master LLC’s and BlackRock’s compliance.

     Ongoing Arrangements. The Manager has entered into ongoing agreements to provide selective disclosure of Fund or Portfolio portfolio holdings to the following persons or entities:

     1. Trust’s Board of Trustees, Master LLC’s Board of Directors and, if necessary, Independent Trustees’/Directors’ counsel and Trust/Master LLC counsel.

     2. Trust’s/Master LLC’s Transfer Agent

     3. Trust’s/Master LLC’s Custodian

     4. Trust’s/Master LLC’s Administrator, if applicable.

     5. Trust’s/Master LLC’s independent registered public accounting firm.

     6. Trust’s/Master LLC’s accounting services provider

     7. Independent rating agencies — Morningstar, Inc., Lipper Inc., S&P, Moody’s, Fitch

     8. Information aggregators — Wall Street on Demand, Thomson Financial and Bloomberg, eVestments Alliance, Informa/PSN, Investment Solutions, Crane Data, and iMoneyNet

     9. Sponsors of 401(k) plans that include BlackRock-advised funds — E.I. Dupont de Nemours and Company, Inc.

     10. Consultants for pension plans that invest in BlackRock-advised funds — Rocaton Investment Advisors, LLC; Mercer Investment Consulting; Watson Wyatt Investment Consulting; Towers Perrin HR Services; Pinnacle West, Callan Associates, Brockhouse & Cooper, Cambridge Associates, Mercer, Morningstar/Investorforce, Russell Investments (Mellon Analytical Solutions) and Wilshire Associates.

     11. Pricing Vendors — Reuters Pricing Service, Bloomberg, FT Interactive Data (FT IDC), ITG, Telekurs Financial, FactSet, Pricing Direct (formerly Bear Stearns Pricing Service), Standard and Poor’s Security Evaluations Service, Lehman Index Pricing, Bank of America High Yield Index, Loan Pricing Corporation (LPC), LoanX, Super Derivatives, IBOXX Index, Barclays Euro Gov’t Inflation-Linked Bond Index, JPMorgan Emerging & Developed Market Index, Reuters/WM Company, Nomura BPI Index, Japan Securities Dealers Association.

     12. Portfolio Compliance Consultants — Oracle/i-Flex Solutions, Inc.

     13. Third-party feeder funds — Hewitt Money Market Fund, Hewitt Series Fund, Hewitt Financial Services LLC, PayPal Money Market Fund, PayPal Funds, PayPal Asset Management, Inc., Homestead, Inc., Transamerica and State Farm Mutual Fund, and their respective boards, sponsors, administrators and other service providers.

     14. Affiliated feeder funds — BlackRock Cayman Prime Money Market Fund, Ltd. and BlackRock Cayman Treasury Money Market Fund Ltd., and their respective boards, sponsors, administrators and other service providers.

     15. Other — Chicago Mercantile Exchange, Inc., Be Creative, Inc. and Investment Company Institute.

     With respect to each such arrangement, the Trust or Master LLC has a legitimate business purpose for the release of information. The release of the information is subject to confidential treatment to prohibit the entity from sharing with an unauthorized source or trading upon the information provided. The Trust, Master LLC, BlackRock and their affiliates do not receive any compensation or other consideration in connection with such arrangements.

     The Trust, Master LLC and the Manager monitor, to the extent possible, the use of Confidential Information by the individuals or firms to which it has been disclosed. To do so, in addition to the requirements of any applicable confidentiality agreement and/or the terms and conditions of the Trust’s, Master LLC’s and Manager’s Code of Ethics and Code of Business Conduct and Ethics — all of which require persons or entities in possession of Confidential Information to keep such information confidential and not to trade on such information for their own benefit — the Manager’s compliance personnel under the supervision of the Trust’s or Master LLC’s Chief Compliance Officer, monitor the Manager’s securities trading desks to determine whether individuals or firms who have received Confidential Information have made any trades on the basis of that information. In addition, the Manager maintains an internal restricted list to prevent trading by the personnel of the Manager or its affiliates in securities — including securities held by a Fund/Portfolio — about which the Manager has Confidential Information. There can be no assurance, however, that the Trust’s or Master LLC’s policies and procedures with respect to the selective disclosure of portfolio holdings will prevent the misuse of such information by individuals or firms that receive such information.

Potential Conflicts of Interest

     The Bank of America Corporation (“BAC”), through its subsidiary Merrill Lynch & Co., Inc. (“Merrill Lynch”), Barclays PLC (“Barclays”) and The PNC Financial Services Group, Inc. (“PNC”) each has a significant economic interest in BlackRock, Inc., the parent of BlackRock Advisors, LLC, the Funds’ investment adviser. PNC is considered to be an affiliate of BlackRock, Inc., under the Investment Company Act. Certain activities of BlackRock Advisors, LLC, BlackRock, Inc. and their affiliates (referred to in this section collectively as “BlackRock”) and PNC and its affiliates (collectively, “PNC” and together with BlackRock, “Affiliates”), and those of BAC, Merrill Lynch and their affiliates (collectively, the “BAC Entities”) and Barclays and its affiliates (collectively, the “Barclays Entities”) (BAC Entities and Barclays Entities, collectively, the “BAC/Barclays Entities”), with respect to the Funds and/or other accounts managed by BlackRock, PNC or BAC/Barclays Entities, may give rise to actual or perceived conflicts of interest such as those described below.

     BlackRock is one of the world’s largest asset management firms. BAC is a national banking corporation which through its affiliates and subsidiaries, including Merrill Lynch, provides a full range of financial services. Merrill Lynch is a full service investment banking, broker-dealer, asset management and financial services organization. PNC is a diversified financial services organization spanning the retail, business and corporate markets. Barclays is a major global financial services provider engaged in a range of activities including retail and commercial banking, credit cards, investment banking, and wealth management. BlackRock, BAC, Merrill Lynch, PNC, Barclays and their respective affiliates (including, for these purposes, their directors, partners, trustees, managing members, officers and employees), including the entities and personnel who may be involved in the investment activities and business operations of a Fund, are engaged worldwide in businesses, including equity, fixed income, cash management and alternative investments, and have interests other than that of managing the Funds. These are considerations of which investors in a Fund should be aware, and which may cause conflicts of interest that could disadvantage the Fund and its shareholders. These activities and interests include potential multiple advisory, transactional, financial and other interests in securities and other instruments, and companies that may be purchased or sold by a Fund.

     BlackRock and its Affiliates, as well as the BAC/Barclays Entities, have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) that have investment objectives similar to those of a Fund and/or that engage in transactions in the same types of securities, currencies and instruments as the Fund. One or more Affiliates and BAC/Barclays Entities are also major participants in the global currency, equities, swap and fixed income markets, in each case both on a proprietary basis and for the accounts of customers. As such, one or more Affiliates or BAC/Barclays Entities are or may be actively engaged in transactions in the same securities, currencies, and instruments in which a Fund invests. Such activities could affect the prices and availability of the securities, currencies, and instruments in which a Fund invests, which could have an adverse impact on the Fund’s performance. Such transactions, particularly in respect of most proprietary accounts or customer accounts, will be executed independently of a Fund’s transactions and thus at prices or rates that may be more or less favorable than those obtained by the Fund. When BlackRock and its Affiliates or the BAC/Barclays Entities seek to purchase or sell the same assets for their managed accounts, including a Fund, the assets actually purchased or sold may be allocated among the accounts on a basis determined in their good faith discretion to be equitable. In some cases, this system may adversely affect the size or price of the assets purchased or sold for a Fund. In addition, transactions in investments by one or more other accounts managed by BlackRock or its Affiliates or a BAC/Barclays Entity may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of a Fund, particularly, but not limited to, with respect to small capitalization, emerging market or less liquid strategies. This may occur when investment decisions regarding a Fund are based on research or other information that is also used to support decisions for other accounts. When BlackRock or its Affiliates or a BAC/Barclays Entity implements a portfolio decision or strategy on behalf of another account ahead of, or contemporaneously with, similar decisions or strategies for a Fund, market impact, liquidity constraints, or other factors could result in the Fund receiving less favorable trading results and the costs of implementing such decisions or strategies could be increased or the Fund could otherwise be disadvantaged. BlackRock or it Affiliates or a BAC/Barclays Entity may, in certain cases, elect to implement internal policies and procedures designed to limit such consequences, which may cause a Fund to be unable to engage in certain activities, including purchasing or disposing of securities, when it might otherwise be desirable for it to do so.

     Conflicts may also arise because portfolio decisions regarding a Fund may benefit other accounts managed by BlackRock or its Affiliates or a BAC/Barclays Entity. For example, the sale of a long position or establishment of a short position by a Fund may impair the price of the same security sold short by (and therefore benefit) one or more Affiliates or BAC/Barclays Entities or their other accounts, and the purchase of a security or covering of a short position in a security by a Fund may increase the price of the same security held by (and therefore benefit) one or more Affiliates or BAC/Barclays Entities or their other accounts.

     BlackRock and its Affiliates or a BAC/Barclays Entity and their clients may pursue or enforce rights with respect to an issuer in which a Fund has invested, and those activities may have an adverse effect on the Fund. As a result, prices, availability, liquidity and terms of the Fund’s investments may be negatively impacted by the activities of BlackRock or its Affiliates or a BAC/Barclays Entity or their clients, and transactions for the Fund may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case.

     The results of a Fund’s investment activities may differ significantly from the results achieved by BlackRock and its Affiliates or the BAC/Barclays Entities for their proprietary accounts or other accounts (including investment companies or collective investment vehicles) managed or advised by them. It is possible that one or more Affiliate- or BAC/Barclays Entity-managed accounts and such other accounts will achieve investment results that are substantially more or less favorable than the results achieved by a Fund. Moreover, it is possible that a Fund will sustain losses during periods in which one or more Affiliates or BAC/Barclays Entity-managed accounts achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible. The investment activities of one or more Affiliates or BAC/Barclays Entities for their proprietary accounts and accounts under their management may also limit the investment opportunities for a Fund in certain emerging and other markets in which limitations are imposed upon the amount of investment, in the aggregate or in individual issuers, by affiliated foreign investors.

     From time to time, a Fund’s activities may also be restricted because of regulatory restrictions applicable to one or more Affiliates or BAC/Barclays Entities, and/or their internal policies designed to comply with such restrictions. As a result, there may be periods, for example, when BlackRock, and/or one or more Affiliates or BAC/Barclays Entities, will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which BlackRock and/or one or more Affiliates or BAC/Barclays Entities are performing services or when position limits have been reached.

     In connection with its management of a Fund, BlackRock may have access to certain fundamental analysis and proprietary technical models developed by one or more Affiliates or BAC/Barclays Entities. BlackRock will not be under any obligation, however, to effect transactions on behalf of a Fund in accordance with such analysis and models. In addition, neither BlackRock nor any of its Affiliates, nor any BAC/Barclays Entity, will have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of a Fund and it is not anticipated that BlackRock will have access to such information for the purpose of managing the Fund. The proprietary activities or portfolio strategies of BlackRock and its Affiliates and the BAC/Barclays Entities, or the activities or strategies used for accounts managed by them or other customer accounts could conflict with the transactions and strategies employed by BlackRock in managing a Fund.

     In addition, certain principals and certain employees of BlackRock are also principals or employees of BlackRock or another Affiliate. As a result, the performance by these principals and employees of their obligations to such other entities may be a consideration of which investors in a Fund should be aware.

     BlackRock may enter into transactions and invest in securities, instruments and currencies on behalf of a Fund in which customers of BlackRock or its Affiliates or a BAC/Barclays Entity, or, to the extent permitted by the SEC, BlackRock or another Affiliate or a BAC/Barclays Entity, serves as the counterparty, principal or issuer. In such cases, such party’s interests in the transaction will be adverse to the interests of the Fund, and such party may have no incentive to assure that the Fund obtains the best possible prices or terms in connection with the transactions. In addition, the purchase, holding and sale of such investments by a Fund may enhance the profitability of BlackRock or its Affiliates or a BAC/Barclays Entity. One or more Affiliates or BAC/Barclays Entities may also create, write or issue derivatives for their customers, the underlying securities, currencies or instruments of which may be those in which a Fund invests or which may be based on the performance of the Fund. A Fund may, subject to applicable law, purchase investments that are the subject of an underwriting or other distribution by one or more Affiliates or BAC/Barclays Entities and may also enter into transactions with other clients of an Affiliate or BAC/Barclays Entity where such other clients have interests adverse to those of the Fund.

     At times, these activities may cause departments of BlackRock or its Affiliates or a BAC/Barclays Entity to give advice to clients that may cause these clients to take actions adverse to the interests of the Fund. To the extent affiliated transactions are permitted, a Fund will deal with BlackRock and its Affiliates or BAC/Barclays Entities on an arms-length basis. BlackRock or its Affiliates or a BAC/Barclays Entity may also have an ownership interest in certain trading or information systems used by a Fund. A Fund’s use of such trading or information systems may enhance the profitability of BlackRock and its Affiliates or BAC/Barclays Entities.

     One or more Affiliates or one of the BAC/Barclays Entities may act as broker, dealer, agent, lender or adviser or in other commercial capacities for a Fund. It is anticipated that the commissions, mark-ups, mark-downs, financial advisory fees, underwriting and placement fees, sales fees, financing and commitment fees, brokerage fees, other fees, compensation or profits, rates, terms and conditions charged by an Affiliate or BAC/Barclays Entity will be in its view commercially reasonable, although each Affiliate or BAC/Barclays Entity, including its sales personnel, will have an interest in obtaining fees and other amounts that are favorable to the Affiliate or BAC/Barclays Entity and such sales personnel.

     Subject to applicable law, the Affiliates and BAC/Barclays Entities (and their personnel and other distributors) will be entitled to retain fees and other amounts that they receive in connection with their service to the Funds as broker, dealer, agent, lender, adviser or in other commercial capacities and no accounting to the Funds or their shareholders will be required, and no fees or other compensation payable by the Funds or their shareholders will be reduced by reason of receipt by an Affiliate or BAC/Barclays Entity of any such fees or other amounts.

     When an Affiliate or BAC/Barclays Entity acts as broker, dealer, agent, adviser or in other commercial capacities in relation to the Funds, the Affiliate or BAC/Barclays Entity may take commercial steps in its own interests, which may have an adverse effect on the Funds. A Fund will be required to establish business relationships with its counterparties based on the Fund’s own credit standing. Neither BlackRock nor any of the Affiliates, nor any BAC/Barclays Entity, will have any obligation to allow their credit to be used in connection with a Fund’s establishment of its business relationships, nor is it expected that the Fund’s counterparties will rely on the credit of BlackRock or any of the Affiliates or BAC/Barclays Entities in evaluating the Fund’s creditworthiness.

     Purchases and sales of securities for a Fund may be bunched or aggregated with orders for other BlackRock client accounts. BlackRock and its Affiliates and the BAC/Barclays Entities, however, are not required to bunch or aggregate orders if portfolio management decisions for different accounts are made separately, or if they determine that bunching or aggregating is not practicable, required or with cases involving client direction.

     Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.

     BlackRock may select brokers (including, without limitation, Affiliates or BAC/Barclays Entities) that furnish BlackRock, the Funds, other BlackRock client accounts or other Affiliates or BAC/Barclays Entities or personnel, directly or through correspondent relationships, with research or other appropriate services which provide, in BlackRock’s view, appropriate assistance to BlackRock in the investment decision-making process (including with respect to futures, fixed-price offerings and over-the-counter transactions). Such research or other services may include, to the extent permitted by law, research reports on companies, industries and securities; economic and financial data; financial publications; proxy analysis; trade industry seminars; computer data bases; research-oriented software and other services and products. Research or other services obtained in this manner may be used in servicing any or all of the Funds and other BlackRock client accounts, including in connection with BlackRock client accounts other than those that pay commissions to the broker relating to the research or other service arrangements. Such products and services may disproportionately benefit other BlackRock client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other BlackRock client accounts. For example, research or other services that are paid for through one client’s commissions may not be used in managing that client’s account. In addition, other BlackRock client accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be provided to the Funds and to such other BlackRock client accounts. To the extent that BlackRock uses soft dollars, it will not have to pay for those products and services itself.

     BlackRock may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that BlackRock receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by BlackRock.

     BlackRock may endeavor to execute trades through brokers who, pursuant to such arrangements, provide research or other services in order to ensure the continued receipt of research or other services BlackRock believes are useful in its investment decision-making process. BlackRock may from time to time choose not to engage in the above described arrangements to varying degrees. BlackRock may also enter into commission sharing arrangements under which BlackRock may execute transactions through a broker-dealer, including, where permitted, an Affiliate or BAC/Barclays Entity, and request that the broker-dealer allocate a portion of the commissions or commission credits to another firm that provides research to BlackRock. To the extent that BlackRock engages in commission sharing arrangements, many of the same conflicts related to traditional soft dollars may exist.

     BlackRock may utilize certain electronic crossing networks (“ECNs”) in executing client securities transactions for certain types of securities. These ECNs may charge fees for their services, including access fees and transaction fees. The transaction fees, which are similar to commissions or markups/ markdowns, will generally be charged to clients and, like commissions and markups/markdowns, would generally be included in the cost of the securities purchased. Access fees may be paid by BlackRock even though incurred in connection with executing transactions on behalf of clients, including the Funds. In certain circumstances, ECNs may offer volume discounts that will reduce the access fees typically paid by BlackRock. This would have the effect of reducing the access fees paid by BlackRock. BlackRock will only utilize ECNs consistent with its obligation to seek to obtain best execution in client transactions.

     BlackRock has adopted policies and procedures designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of advisory clients, including the Funds, and to help ensure that such decisions are made in accordance with BlackRock’s fiduciary obligations to its clients. Nevertheless, notwithstanding such proxy voting policies and procedures, actual proxy voting decisions of BlackRock may have the effect of favoring the interests of other clients or businesses of other divisions or units of BlackRock and/or its Affiliates or a BAC/Barclays Entity, provided that BlackRock believes such voting decisions to be in accordance with its fiduciary obligations. For a more detailed discussion of these policies and procedures, see “Proxy Voting Policies and Procedures.”

     It is also possible that, from time to time, BlackRock or its Affiliates or a BAC/Barclays Entity may, although they are not required to, purchase and hold shares of a Fund. Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. BlackRock and its Affiliates or BAC/Barclays Entities reserve the right to redeem at any time some or all of the shares of a Fund acquired for their own accounts. A large redemption of shares of a Fund by BlackRock or its Affiliates or by a BAC/Barclays Entity could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio. BlackRock will consider the effect of redemptions on a Fund and other shareholders in deciding whether to redeem its shares.

     It is possible that a Fund may invest in securities of companies with which an Affiliate or a BAC/Barclays Entity has or is trying to develop investment banking relationships as well as securities of entities in which BlackRock or its Affiliates or a BAC/Barclays Entity has significant debt or equity investments or in which an Affiliate or BAC/Barclays Entity makes a market. A Fund also may invest in securities of companies to which an Affiliate or a BAC/Barclays Entity provides or may some day provide research coverage. Such investments could cause conflicts between the interests of a Fund and the interests of other clients of BlackRock or its Affiliates or a BAC/Barclays Entity. In making investment decisions for a Fund, BlackRock is not permitted to obtain or use material non-public information acquired by any division, department or Affiliate of BlackRock or of a BAC/Barclays Entity in the course of these activities. In addition, from time to time, the activities of an Affiliate or a BAC/Barclays Entity may limit a Fund’s flexibility in purchases and sales of securities. When an Affiliate is engaged in an underwriting or other distribution of securities of an entity, BlackRock may be prohibited from purchasing or recommending the purchase of certain securities of that entity for a Fund.

     BlackRock and its Affiliates and the BAC/Barclays Entities, their personnel and other financial service providers have interests in promoting sales of the Funds. With respect to BlackRock and its Affiliates and BAC/Barclays Entities and their personnel, the remuneration and profitability relating to services to and sales of the Funds or other products may be greater than remuneration and profitability relating to services to and sales of certain funds or other products that might be provided or offered. BlackRock and its Affiliates or BAC/Barclays Entities and their sales personnel may directly or indirectly receive a portion of the fees and commissions charged to the Funds or their shareholders. BlackRock and its advisory or other personnel may also benefit from increased amounts of assets under management. Fees and commissions may also be higher than for other products or services, and the remuneration and profitability to BlackRock or its Affiliates or a BAC/Barclays Entity and such personnel resulting from transactions on behalf of or management of the Funds may be greater than the remuneration and profitability resulting from other funds or products.

     BlackRock and its Affiliates or a BAC/Barclays Entity and their personnel may receive greater compensation or greater profit in connection with an account for which BlackRock serves as an adviser than with an account advised by an unaffiliated investment adviser. Differentials in compensation may be related to the fact that BlackRock may pay a portion of its advisory fee to its Affiliate or to a BAC/Barclays Entity, or relate to compensation arrangements, including for portfolio management, brokerage transactions or account servicing. Any differential in compensation may create a financial incentive on the part of BlackRock or its Affiliates or BAC/Barclays Entities and their personnel to recommend BlackRock over unaffiliated investment advisers or to effect transactions differently in one account over another.

     BlackRock and its Affiliates or a BAC/Barclays Entity may provide valuation assistance to certain clients with respect to certain securities or other investments and the valuation recommendations made for their clients’ accounts may differ from the valuations for the same securities or investments assigned by a Fund’s pricing vendors, especially if such valuations are based on broker-dealer quotes or other data sources unavailable to the Fund’s pricing vendors. While BlackRock will generally communicate its valuation information or determinations to a Fund’s pricing vendors and/or fund accountants, there may be instances where the Fund’s pricing vendors or fund accountants assign a different valuation to a security or other investment than the valuation for such security or investment determined or recommended by BlackRock.

     To the extent permitted by applicable law, a Fund may invest all or some of its short term cash investments in any money market fund or similarly-managed private fund advised or managed by BlackRock. In connection with any such investments, a Fund, to the extent permitted by the Investment Company Act, may pay its share of expenses of a money market fund in which it invests, which may result in a Fund bearing some additional expenses.

     BlackRock and its Affiliates or a BAC/Barclays Entity and their directors, officers and employees, may buy and sell securities or other investments for their own accounts, and may have conflicts of interest with respect to investments made on behalf of a Fund. As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers, employees and Affiliates of BlackRock or by BAC/Barclays Entities that are the same, different from or made at different times than positions taken for the Fund. To lessen the possibility that a Fund will be adversely affected by this personal trading, the Fund, BRIL and BlackRock each have adopted a Code of Ethics in compliance with Section 17(j) of the Investment Company Act that restricts securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the Fund’s portfolio transactions. Each Code of Ethics can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at (202) 551-8090. Each Code of Ethics is also available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov or by writing the Commission’s Public Reference Section, Washington, DC 20549-0102.

     BlackRock and its Affiliates will not purchase securities or other property from, or sell securities or other property to, a Fund, except that the Fund may in accordance with rules adopted under the Investment Company Act engage in transactions with accounts that are affiliated with the Fund as a result of common officers, directors, or investment advisers or pursuant to exemptive orders granted to the Funds and/or BlackRock by the Commission. These transactions would be affected in circumstances in which BlackRock determined that it would be appropriate for the Fund to purchase and another client of BlackRock to sell, or the Fund to sell and another client of BlackRock to purchase, the same security or instrument on the same day. From time to time, the activities of a Fund may be restricted because of regulatory requirements applicable to BlackRock or its Affiliates or a BAC/Barclays Entity and/or BlackRock’s internal policies designed to comply with, limit the applicability of, or otherwise relate to such requirements. A client not advised by BlackRock would not be subject to some of those considerations. There may be periods when BlackRock may not initiate or recommend certain types of transactions, or may otherwise restrict or limit their advice in certain securities or instruments issued by or related to companies for which an Affiliate or a BAC/Barclays Entity is performing investment banking, market making, advisory or other services or has proprietary positions. For example, when an Affiliate is engaged in an underwriting or other distribution of securities of, or advisory services for, a company, the Funds may be prohibited from or limited in purchasing or selling securities of that company. In addition, when BlackRock is engaged to provide advisory or risk management services for a company, BlackRock may be prohibited from or limited in purchasing or selling securities of that company on behalf of a Fund, particularly where such services result in

BlackRock obtaining material non-public information about the company. Similar situations could arise if personnel of BlackRock or its Affiliates or a BAC/Barclays Entity serve as directors of companies the securities of which the Funds wish to purchase or sell. However, if permitted by applicable law, and where consistent with BlackRock’s policies and procedures (including the necessary implementation of appropriate information barriers), the Funds may purchase securities or instruments that are issued by such companies, are the subject of an underwriting, distribution, or advisory assignment by an Affiliate or a BAC/Barclays Entity or are the subject of an advisory or risk management assignment by BlackRock, or where personnel of BlackRock or its Affiliates or of BAC/Barclays Entities are directors or officers of the issuer.

     In certain circumstances where the Funds invest in securities issued by companies that operate in certain regulated industries, in certain emerging or international markets, or are subject to corporate or regulatory ownership definitions, there may be limits on the aggregate amount invested by Affiliates (including BlackRock) or BAC/Barclays Entities for their proprietary accounts and for client accounts (including the Funds) that may not be exceeded without the grant of a license or other regulatory or corporate consent, or, if exceeded, may cause BlackRock, the Funds or other client accounts to suffer disadvantages or business restrictions. As a result, BlackRock on behalf of its clients (including the Funds) may limit purchases, sell existing investments, or otherwise restrict or limit the exercise of rights (including voting rights) when BlackRock, in its sole discretion, deems it appropriate in light of potential regulatory or other restrictions on ownership or other consequences resulting from reaching investment thresholds.

     In those circumstances where ownership thresholds or limitations must be observed, BlackRock seeks to equitably allocate limited investment opportunities among clients (including the Funds), taking into consideration benchmark weight and investment strategy. When ownership in certain securities nears an applicable threshold, BlackRock may limit purchases in such securities to the issuer’s weighting in the applicable benchmark used by BlackRock to manage the Fund. If client (including Fund) holdings of an issuer exceed an applicable threshold and BlackRock is unable to obtain relief to enable the continued holding of such investments, it may be necessary to sell down these positions to meet the applicable limitations. In these cases, benchmark overweight positions will be sold prior to benchmark positions being reduced to meet applicable limitations.

     In addition to the foregoing, other ownership thresholds may trigger reporting requirements to governmental and regulatory authorities, and such reports may entail the disclosure of the identity of a client or BlackRock’s intended strategy with respect to such security or asset.

     BlackRock and its Affiliates and BAC/Barclays Entities may maintain securities indices as part of their product offerings. Index based funds seek to track the performance of securities indices and may use the name of the index in the fund name. Index providers, including BlackRock and its Affiliates and BAC/Barclays Entities may be paid licensing fees for use of their index or index name. BlackRock and its Affiliates and BAC/Barclays Entities will not be obligated to license their indices to BlackRock, and BlackRock cannot be assured that the terms of any index licensing agreement with BlackRock and its Affiliates and BAC/Barclays Entities will be as favorable as those terms offered to other index licensees.

     BlackRock and its Affiliates and BAC/Barclays Entities may serve as Authorized Participants in the creation and redemption of exchange traded funds, including funds advised by Affiliates of BlackRock. BlackRock and its Affiliates and BAC/Barclays Entities may therefore be deemed to be participants in a distribution of such exchange traded funds, which could render them statutory underwriters.

     A Fund’s custody arrangements may lead to potential conflicts of interest with the Manager where the Manager has agreed to waive fees and/or reimburse ordinary operating expenses in order to cap expenses of the Funds. This is because the custody arrangements with the Funds’ custodian may have the effect of reducing custody fees when the Funds leave cash balances uninvested. When a Fund’s actual operating expense ratio exceeds a stated cap, a reduction in custody fees reduces the amount of waivers and/or reimbursements the Manager would be required to make to the Fund. This could be viewed as having the potential to provide the Manager an incentive to keep high positive cash balances for Funds with expense caps in order to offset fund custody fees that the Manager might otherwise reimburse. However, portfolio managers of the Manager do not intentionally keep uninvested balances high, but rather make investment decisions that they anticipate will be beneficial to fund performance.

     Present and future activities of BlackRock and its Affiliates and BAC/Barclays Entities, including BlackRock Advisors, LLC, in addition to those described in this section, may give rise to additional conflicts of interest.

Compensation to Selling Dealers

     BlackRock and its affiliates may make payments relating to distribution and sales support activities out of their past profits or other sources available to them (and not as an additional charge to a Fund). From time to time, BlackRock and its affiliates may compensate affiliated and unaffiliated Service Organizations for the sale and distribution of shares of a Fund or for services to a Fund and its shareholders. These payments would be in addition to any Fund payments described in this Statement of Additional Information for distribution. These payments may take the form of, among other things, “due diligence” payments for a dealer’s examination of a Fund and payments for providing extra employee training and information relating to a Fund; “listing” fees for the placement of the Funds on a dealer’s list of mutual funds available for purchase by its customers; “finders” or “referral” fees for directing investors to a Fund; “marketing support” fees for providing assistance in promoting the sale of the Fund shares; payments for the sale of shares and/or the maintenance of share balances; CUSIP fees; maintenance fees; and setup fees regarding the establishment of new accounts. The payments made by BlackRock and its affiliates may be a fixed dollar amount or may be based on a percentage of the value of shares sold to, or held by, customers of the Service Organization involved, and may be different for different Service Organizations. The payments described above are made from BlackRock’s or its affiliates’ own assets pursuant to agreements with Service Organizations and do not change the price paid by investors for the purchase of a Fund’s shares or the amount a Fund will receive as proceeds from such sales.

     The payments described above may be made, at the discretion of BlackRock or its affiliates, to Service Organizations in connection with the sale and distribution of Fund shares. Pursuant to applicable Financial Industry Regulatory Authority regulations, the details of certain of these payments, including the Service Organizations receiving such payments in connection with the sale and distribution of Fund shares, are required to be disclosed. As of the date of this Statement of Additional Information, as amended or supplemented from time to time, the following Service Organizations are receiving such payments: Merrill Lynch, Pierce, Fenner & Smith Incorporated and/or broker-dealers under common control such organization. The level of payments made to the Service Organizations in any year will vary and normally will not exceed 0.09% of the assets attributable to that Service Organization invested in a Fund.

     In lieu of payments pursuant to the foregoing, BlackRock or its affiliates may make payments to the above-named Service Organizations of an agreed-upon amount that will not exceed the amount that would have been payable pursuant to the above, and may also make similar payments to other Service Organizations.

     If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. You should consult your financial adviser and review carefully any disclosure by the financial firm as to compensation received by your financial adviser for more information about the payments described above.

     Furthermore, BlackRock and its affiliates may contribute to various non-cash and cash incentive arrangements to promote the sale of shares, and may sponsor various contests and promotions subject to applicable FINRA regulations in which participants may receive prizes such as travel awards, merchandise and cash. Subject to applicable FINRA regulations, BlackRock and its affiliates may also (i) pay for the travel expenses, meals, lodging and entertainment of broker/dealers, financial institutions and their salespersons in connection with educational and sales promotional programs, (ii) sponsor speakers, educational seminars and charitable events and (iii) provide other sales and marketing conferences and other resources to broker-dealers, financial institutions and their salespersons.

     Service Organizations may charge their clients additional fees for account-related services. Service Organizations may charge their customers a service fee in connection with the purchase or redemption of Fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual Service Organization. Service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the Prospectus and this Statement of Additional Information. Your Service Organization will provide you with specific information about any service fees you will be charged.

     Each Fund may enter into service arrangements with Service Organizations pursuant to which Service Organizations will render certain support services to their customers (“Customers”) who are the beneficial owners of shares of each Fund. Such services will be provided to Customers who are the beneficial owners of such shares and are intended to supplement the services provided by a Fund’s Manager, Administrator and/or transfer agent to the Fund’s shareholders of record. In consideration for payment of a service fee on shares owned beneficially by their Customers, Service Organizations may provide general shareholder liaison services, including, but not limited to (i) answering customer inquiries regarding account status and history, the manner in which purchases, exchanges and redemptions of shares may be effected and certain other matters pertaining to the Customers’

investments; and (ii) assisting Customers in designating and changing dividend options, account designations and addresses. To the extent a shareholder is not associated with a Service Organization, the shareholder servicing fees will be paid to BlackRock, and BlackRock will provide services.

     In addition to, rather than in lieu of, fees the Fund pays to its transfer agent, a Fund may enter into agreements with Service Organizations pursuant to which the Fund will pay a Service Organization for administrative, networking, recordkeeping, sub-transfer agency and shareholder services. These payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Service Organization or (2) a fixed dollar amount for each account serviced by a Service Organization. The aggregate amount of these payments may be substantial. From time to time, BlackRock or its affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency and shareholder services described above at its or their own expense and out of its or their legitimate profits.

PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Funds have no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees of the Trust, the Manager is primarily responsible for each Fund’s portfolio decisions and the placing of the Fund’s portfolio transactions. In placing orders, it is the policy of the Funds to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm’s general execution and operational facilities, the firm’s risk in positioning the securities involved, and the provision of supplemental investment research by the firm. Information so received will be in addition to and not in lieu of the services required to be performed by the Manager under its Management Agreements with the Trust or Master LLC, and the expenses of the Manager will not necessarily be reduced as a result of the receipt of such supplemental information. In some cases, the Manager may use such supplemental research in providing investment advice to its other investment advisory accounts. While the Manager generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available. The Funds’ policy of investing in securities with short maturities will result in high portfolio turnover.

     The securities in which the Funds invest are traded primarily in the over-the-counter market. Where possible, the Funds will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. The securities in which the Funds invest are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing the Funds’ portfolio transactions will consist primarily of dealer spreads and underwriting commissions. Under the Investment Company Act, persons affiliated with the Funds are prohibited from dealing with the Funds as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the Commission. Since over-the-counter transactions are usually principal transactions, Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”) and its affiliates may not serve as the Funds’ dealer in connection with such transactions except pursuant to an exemptive order such as that described below. However, affiliated persons of the Funds may serve as their broker in over-the-counter transactions conducted on an agency basis. The Funds may purchase securities from an underwriting syndicate of which Merrill Lynch is a member under certain conditions in accordance with the provisions of a rule adopted under the Investment Company Act. Because of the affiliation of Merrill Lynch with the Manager, the Institutional Tax-Exempt Fund is prohibited from engaging in certain transactions involving Merrill Lynch, or subsidiaries thereof, unless such transactions are conducted pursuant to the terms of an exemptive order that has been issued by the Commission.

     The Commission has issued an exemptive order which permits the Premier Institutional Fund, Institutional Fund, Select Institutional Fund, Government Fund and Treasury Fund to conduct principal transactions with Merrill Lynch and certain affiliates in U.S. Government and Government agency securities, and certain other money market securities, subject to a number of conditions, including conditions designed to insure that the prices to these Funds available from Merrill Lynch and certain affiliates are at least as favorable as those available from other sources. Relevant affiliates of Merrill Lynch have informed the Premier Institutional Fund, Institutional Fund, Select Institutional Fund, Government Fund and Treasury Fund that they will in no way, at any time, attempt to influence or control the activities of these Funds or the Manager in placing such principal transactions. The exemptive order allows Merrill Lynch and certain affiliates to receive a dealer spread on any transaction with the Premier Institutional Fund, Institutional Fund, Select Institutional Fund, Government Fund and Treasury Fund no greater than their customary dealer spread for transactions of the type involved.

     The Commission has issued an exemptive order permitting the Institutional Tax-Exempt Fund to conduct principal transactions with Merrill Lynch in Tax-Exempt Securities and Municipal Securities with remaining maturities of one year or less that have received one of the two highest ratings from at least one of the nationally recognized rating agencies, subject to a number of conditions, including conditions designed to insure that the prices to the Institutional Tax-Exempt Fund available from Merrill Lynch are equal to or better than that available from other sources. Merrill Lynch has informed the Institutional Tax-Exempt Fund that it will in no way at any time attempt to influence or control the activities of the Institutional Tax-Exempt Fund or the Manager in placing such principal transactions. The exemptive order allows Merrill Lynch to receive a dealer spread on any transaction with the Institutional Tax-Exempt Fund no greater than their customary dealer spreads for transactions of the type involved.

     Effective December 31, 2008, Merrill Lynch ceased being an affiliate of the Trust and the Master LLC, and therefore, the Funds and the Portfolios, as applicable, no longer rely on such exemptive orders.

     The number and dollar value of transactions engaged in by each Fund or Portfolio, as applicable, pursuant to these exemptive orders are set forth in the following table:

Fiscal Year Ended April 30, 2009[1]	Number of Transactions	Dollar Value

Premier Institutional Portfolio	7	$0.7 billion
Institutional Portfolio (Institutional Fund
and Select Institutional Fund)	12	$1.2 billion
Government Fund	45	$5.3 billion
Treasury Fund	11	$1.2 billion
Institutional Tax-Exempt Portfolio	50	$1.0 billion

Fiscal Year Ended April 30, 2008	Number of Transactions	Dollar Value

Premier Institutional Portfolio	10	$ 1.3 billion
Institutional Portfolio (Institutional Fund
and Select Institutional Fund)	11	$ 1.5 billion
Government Fund	1	$70.0 billion
Treasury Fund	33	$ 1.9 billion
Institutional Tax-Exempt Portfolio	61	$ 1.5 billion

[1]	For the period May 1, 2008 to December 31, 2008 (when Merrill Lynch ceased to be an affiliate of the Trust and Master LLC).

NET ASSET VALUE

     The principal asset of each of the Premier Institutional Fund, the Institutional Fund, the Select Institutional Fund and the Institutional Tax-Exempt Fund is its interest in its corresponding Portfolio, which will be valued at its net asset value. The net asset value per share for purposes of pricing orders for both the purchase and the redemption of shares of each Fund is determined daily on days that both the New York Stock Exchange (the “Exchange”) and the Federal Reserve are open for business and the bond markets are open for trading (“business day”). A business day would exclude the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans’ Day, Thanksgiving Day and Christmas Day. On any business day the Exchange closes early, and/or the Securities Industry and Financial Markets Association (“SIFMA”) recommends an early close, the time for determination of net asset value of the Funds will be 15 minutes following the time that each Fund determines, in its discretion, to cease accepting orders for purchases and redemptions of shares. On any business day that the Exchange does not close early and/or the SIFMA does not recommend that the securities markets close early, net asset value is determined as of 5:00 p.m. (Eastern time) for the Premier Institutional, Institutional, Select Institutional and Government Funds, and as of 4:00 p.m. (Eastern time) for the Institutional Tax-Exempt Fund and the Treasury Fund.

     Each Fund seeks to maintain a net asset value of $1.00 per share for purposes of purchase and redemptions and values its portfolio securities on the basis of the amortized cost method of valuation.

     Under this method portfolio securities are valued at cost when purchased and thereafter, a constant proportionate accretion of any discount or amortization of premium is recorded until the maturity of the security. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account.

     As indicated, the amortized cost method of valuation may result in the value of a security being higher or lower than its market price, the price a Fund would receive if the security were sold prior to maturity. The Trust’s Board has established procedures for the purpose of maintaining a constant net asset value of $1.00 per share for each Fund; however, there can be no assurance that a constant net asset value will be maintained for any Fund. Such procedures include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share.

     Should that deviation exceed 1/2 of 1% for a Fund, the Trust’s Board will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other adverse impact to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends, shortening the average portfolio maturity, reducing the number of outstanding shares without monetary consideration, and utilizing a net asset value per share as determined by using available market quotations.

     Each Fund will maintain a dollar-weighted average portfolio maturity of 60 days or less, a dollar-weighted average life to maturity of 120 days or less, will not purchase any instrument with a deemed maturity under Rule 2a-7 of the Investment Company Act greater than 397 days, and will limit portfolio investments, including repurchase agreements, to those instruments that the adviser or sub-adviser determines present minimal credit risks pursuant to guidelines adopted by the Trust’s Board.

     Since the net income of each Fund is determined and declared as a dividend immediately prior to each time the net asset value of the Fund is determined, the net asset value per share of each Fund normally remains at $1.00 per share immediately after each such dividend declaration. Any increase in the value of a shareholder’s investment in any Fund, representing the reinvestment of dividend income, is reflected by an increase in the number of shares in such shareholder’s account and any decrease in the value of a shareholder’s investment is reflected by a decrease in the number of shares in such shareholder’s account.

DIVIDENDS

     All, or substantially all, of each Fund’s net income, if any, is declared as dividends daily. Dividends accrue daily and are distributed monthly in the form of reinvestment in additional shares at net asset value or, at the shareholder’s option, paid in cash. Net realized capital gains, if any, will be distributed at least annually in the form of reinvestment in additional shares at net asset value or, at the shareholder’s option, paid in cash.

     Each Fund’s net income for dividend purposes is determined daily. On any business day, such determination will be made immediately prior to the determination of net asset value as of 4:00 p.m. (Eastern time) for the Tax-Exempt and Treasury Funds, and as of 5:00 p.m. (Eastern time) for the Premier Institutional Fund, Institutional, Select Institutional and Government Funds. Immediately after such determination, each Fund will declare a dividend payable to shareholders of record either: (a) at 12:00 Noon (Eastern time) for the Institutional Tax-Exempt Fund, 2:00 p.m. (Eastern time) for the Treasury Fund or 5:00 p.m. (Eastern time) for the Premier Institutional Fund, Institutional Fund, Select Institutional Fund and Government Fund on any business day the Exchange does not close early, or if the Exchange closes early and/or the SIFMA recommends that the securities markets close early, at such early closing time or (b) at the previous close of business on the Exchange on any day that is not a business day. Net income of the Premier Institutional Fund, Institutional Fund, Select Institutional Fund, Government Fund and Treasury Fund (from the time of the immediately preceding determination thereof) will consist of interest accrued or discount earned (including both original issue and market discount), less the estimated expenses of the Fund (including the fee payable to BlackRock applicable to that dividend period). If an order to purchase shares of the Institutional Tax-Exempt Fund is received after 12:00 Noon (Eastern Time), or after 2:00 p.m. (Eastern Time), for the Treasury Fund and prior to the close of the Exchange (including early closings), the order will become effective on that day, but dividends will not be earned until the next business day. For the Premier Institutional, the Institutional, the Select Institutional or the Government Funds, if an order is received after 5:00 p.m. (Eastern Time) it will not become effective, and dividends will not be earned, until the next business day.

     Net income of the Institutional Tax-Exempt Fund (from the time of the immediately preceding determination thereof) consists of interest accrued and/or original issue discount earned, less amortization of premiums and the estimated expenses of the Institutional Tax-Exempt Fund (including the fees payable to BlackRock applicable to that dividend period). The amount of discount or premium on portfolio securities is fixed at the time of their purchase and consists of the difference between the purchase price for such securities and the principal amount of such securities.

     Realized gains and losses are reflected in each Fund’s net asset value and are not included in income for purposes of calculating daily dividends.

     Each Fund intends to use its best efforts to maintain its net asset value at $1.00 per share. As a result of a significant expense or realized or unrealized loss, it is possible that a Fund’s net asset value may fall below $1.00 per share.

     Should any Fund incur or anticipate any unusual or unexpected significant expense or loss which would affect disproportionately that Fund’s income for a particular period, the Trustees would at that time consider whether to adhere to the present dividend policy described or to revise it in the light of the prevailing circumstances in order to ameliorate to the extent possible the disproportionate effect of such expense or loss on existing shareholders. Such expenses or losses may nevertheless result in a shareholder’s receiving no dividends for the period during which he held his shares and in his receiving upon redemption a price per share lower than that which he paid.

     Shareholders may receive their dividends in cash monthly by completing the appropriate section of the Account Application for the applicable Fund. Such dividends will be paid by check within seven days after the end of each month. The election to receive cash dividends may be made at the time of purchase of Fund shares or at any time subsequent thereto by giving written notice to State Street Bank. To be effective with respect to a particular monthly dividend payment, such written notice must be received by State Street Bank at least seven days prior to the end of the month. Dividends are taxable to shareholders whether distributed in cash or reinvested in additional shares. See “Taxes.” The Institutional Tax-Exempt Fund intends to pay dividends, most of which will be excludable from a shareholder’s gross income for Federal income tax purposes, but may pay taxable capital gains dividends as well. Capital gains paid by the Funds may be taxable to shareholders at different rates depending on how long the Fund held the assets sold.

     State Street Bank, the Transfer Agent, will send each shareholder a monthly statement showing the total number of shares owned as of the last day of the month, as well as the current month’s and year to date dividends paid in terms of total cash distributed and, for those shareholders who have dividends reinvested, the number of shares acquired through the reinvestment dividends.

TAXES

Federal

     General. Each Fund intends to qualify for tax treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). As long as a Fund so qualifies, the Fund (but not its shareholders) will not be subject to Federal income tax on the part of its net ordinary income and net realized capital gain which is distributed to shareholders. Each Fund intends to distribute substantially all of such income. If, in any taxable year, a Fund fails to qualify as a RIC under the Code, such Fund would be taxed in the same manner as an ordinary corporation and all distributions from earnings and profits (as determined under U.S. Federal income tax principles) to its shareholders would be taxable as ordinary dividend income eligible for the maximum 15% tax rate for non-corporate shareholders and the dividends-received deduction for corporate shareholders. However, distributions from the Institutional Tax-Exempt Fund that are derived from income on tax-exempt obligations, as defined herein, would no longer qualify for treatment as exempt-interest dividends.

     Each Fund is treated as a separate corporation for Federal income tax purposes, and therefore is considered to be a separate entity in determining its treatment under the rules for RICs. Losses in one Fund do not offset gains in another, and the requirements (other than certain organizational requirements) for qualifying for RIC status will be determined at the level of the individual series.

     Some shareholders may be subject to a 28% withholding tax on reportable dividends (“backup withholding”). Generally, non-corporate shareholders for whom a taxpayer identification number is not on file with the applicable Fund or who, to the Fund’s knowledge, have furnished an incorrect number will be subject to backup withholding. When establishing an account, an investor must certify under penalties of perjury that such number is correct and that he is not subject to backup withholding. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or credit against a shareholder’s Federal income tax liability, provided the required information is timely provided to the IRS.

     The Code imposes a 4% nondeductible excise tax on a regulated investment company, such as a Fund, if it does not pay dividends to its shareholders during the calendar year in an amount equal to at least 98% of the Fund’s net investment income, with certain adjustments, for such calendar year, plus at least 98% of the Fund’s capital gain net income for the one-year period ending, as a general rule, by October 31 of such calendar year.

     For this purpose, any income or gain retained by a Fund that is subject to corporate income tax will be treated as having been distributed at year-end. In addition, an amount equal to any undistributed net investment income or capital gain net income from the previous calendar year must also be paid as dividends to avoid the excise tax. The excise tax is imposed on the amount by which a Fund does not meet the foregoing dividend requirements. While each Fund intends to pay dividends in the manner necessary to avoid imposition of the 4% excise tax, there can be no assurance that sufficient amounts of taxable income and gain will be paid as dividends to avoid imposition of the tax. The excise tax will not generally apply to the tax-exempt income of a regulated investment company such as the Institutional Tax-Exempt Fund that pays exempt-interest dividends.

General Treatment of Fund Shareholders

     Dividends paid by a Fund from its ordinary income or from an excess of net short-term capital gain over net long-term capital loss (together referred to hereinafter as “ordinary income dividends”) are taxable to shareholders as ordinary income. Distributions made from an excess of net long-term capital gain over net short-term capital loss (“capital gain dividends”) are taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has owned Fund shares. Distributions paid by the Fund that are designated as exempt-interest dividends will not be subject to regular federal income tax. The tax rate on certain dividend income and long term capital gain applicable to non-corporate shareholders has been reduced for taxable years beginning prior to January 1, 2011. Under these rules, a certain portion of ordinary income dividends constituting “qualified dividend income” when paid by a RIC to non-corporate shareholders may be taxable to such shareholders at long-term capital gain rates. However, to the extent a Fund’s distributions are derived from income on debt securities and short-term capital gains, such distributions will not constitute “qualified dividend income.” Thus, ordinary income dividends paid by the Funds generally will not be eligible for taxation at the reduced rate.

     Any loss upon the sale or exchange of Fund shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received by the shareholder. Distributions in excess of a Fund’s earnings and profits will first reduce the shareholder’s adjusted tax basis in his shares and any amount in excess of such basis will constitute capital gains to such shareholder (assuming the shares are held as a capital asset). Long-term capital gains (i.e., gains from a sale or exchange of capital assets held for more than one year) are generally taxed at preferential rates to non-corporate taxpayers. Generally not later than 60 days after the close of its taxable year, each Fund will provide its shareholders with a written notice designating the amounts of its dividends paid during the year that qualify as capital gain dividends or exempt-interest dividends, as applicable, as well as the portion of an exempt-interest dividend that constitutes an item of tax preference, as discussed below.

     Ordinary income and capital gain dividends are taxable to shareholders even if they are reinvested in additional shares of a Fund. Distributions by a Fund, whether from ordinary income or capital gains, generally will not be eligible for the dividends received deduction allowed to corporations under the Code. If a Fund pays a dividend in January that was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by its shareholders on December 31 of the year in which such dividend was declared.

     A loss realized on a sale or exchange of shares of a Fund will be disallowed if other shares of the Fund are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date on which the shares are sold or exchanged. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

     If a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder in any single taxable year (or a greater amount in a combination of taxable years), the shareholder must file a disclosure statement on Form 8886 with the IRS. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a RIC are not exempted. That a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss in proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

     Recently enacted legislation will impose a 3.8% Medicare tax on the net investment income (which includes interest, dividends and capital gains) of U.S. individuals with income exceeding $200,000 or $250,000 if married filing jointly, and of trusts and estates, for taxable years beginning after December 31, 2012.

     Other recently enacted legislation will impose a 30% withholding tax on dividends and redemption proceeds paid after December 31, 2012, to (i) certain foreign financial institutions and investment funds unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities unless they certify certain information regarding their direct and indirect U.S. owners. Under some circumstances, a foreign shareholder may be eligible for refunds or credits of such taxes.

     Interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

     Ordinary income dividends paid to shareholders who are nonresident aliens or foreign entities will be subject to a 30% U.S. withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding is provided under applicable treaty law. However, for taxable years of a Fund beginning before January 1, 2010, certain distributions designated by the Fund as either interest related dividends or short-term capital gain dividends and paid to a foreign shareholder would be eligible for an exemption from U.S. withholding tax. Nonresident shareholders are urged to consult their own tax advisers concerning applicability of the United States withholding tax.

     Premier Institutional Fund, Institutional Fund, Select Institutional Fund, Government Fund and Treasury Fund. Dividends will be taxable to shareholders of Premier Institutional Fund, Institutional Fund, Select Institutional Fund, Government Fund and Treasury Fund as ordinary income, except for (a) such portions as may exceed a shareholder’s ratable share of the applicable Fund’s earnings and profits as determined for tax purposes (which may differ from net income for book purposes), which excess will be applied against and reduce the shareholder’s cost or other tax basis for his shares and (b) amounts representing dividends of realized net long-term capital gain, if any. If the amount described in (a) above were to exceed the shareholder’s cost or other tax basis for his shares, the excess over such basis would be treated as gain from the sale or exchange of such shares. Dividends are taxable as described herein, whether received in cash or reinvested in additional shares of the applicable Fund.

     Institutional Tax-Exempt Fund. Institutional Tax-Exempt Fund has elected to qualify to pay “exempt-interest” dividends as defined in Section 852(b)(5) of the Code. Under that section, if at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations exempt from Federal income tax (“tax-exempt obligations”), pursuant to Section 103(a) of the Code (relating to obligations of a state, territory, or a possession of the United States, or any political subdivision of any of the foregoing, or of the District of Columbia), Institutional Tax-Exempt Fund will be qualified to pay exempt-interest dividends to its shareholders. Exempt-interest dividends are dividends or any part thereof (other than any short or long term capital gain distributions) paid by Institutional Tax-Exempt Fund that are attributable to interest on tax-exempt obligations and designated by the Fund as exempt-interest dividends in a written notice mailed to the Fund’s shareholders within

60 days after the close of its taxable year. To the extent that the dividends distributed to any of Institutional Tax-Exempt Fund’s shareholders are derived from interest income excludable from gross income for Federal income tax purposes under Code Section 103(a) and are properly designated as exempt-interest dividends, they will be excludable from a shareholder’s gross income for Federal income tax purposes. Exempt-interest dividends are included, however, in determining the portion, if any, of a shareholder’s social security benefits and railroad retirement benefits subject to Federal income taxes. Interest on indebtedness incurred or continued to purchase or carry shares of RICs paying exempt-interest dividends, such as Institutional Tax-Exempt Fund, will not be deductible by a shareholder for Federal income tax purposes to the extent attributable to exempt-interest dividends. Shareholders are advised to consult their tax advisers with respect to whether exempt-interest dividends retain the exclusion under Code Section 103(a) if a shareholder would be treated as a “substantial user” or “related person” under Code Section 147(a) with respect to property financed with the proceeds of an issue of private activity bonds, if any, held by the Institutional Tax-Exempt Fund.

     All or a portion of Institutional Tax-Exempt Fund’s gain from the sale or redemption of tax-exempt obligations purchased at a market discount will be treated as ordinary income rather than capital gain. This rule may increase the amount of ordinary income dividends received by shareholders. Any loss upon the sale or exchange of Fund shares held for six months or less will be disallowed to the extent of any exempt-interest dividends received on such shares by a shareholder. In addition, any such loss that is not disallowed under the rule stated above will be treated as long-term capital loss to the extent of any capital gain dividends received on such shares by a shareholder.

     The Code subjects interest received on certain otherwise tax-exempt securities to a Federal alternative minimum tax. The Federal alternative minimum tax applies to interest received on certain private activity bonds issued after August 7, 1986. Private activity bonds are bonds which, although tax-exempt, are used for purposes other than those generally performed by governmental units and which benefit non-governmental entities (e.g., bonds used for industrial development or housing purposes). Income received on such bonds is classified as an item of “tax preference,” which could subject certain investors in such bonds, including shareholders of the Institutional Tax-Exempt Fund, to a Federal alternative minimum tax. Institutional Tax-Exempt Fund may purchase such private activity bonds and will report to shareholders within 60 days after calendar year-end the portion of its dividends declared during the year which constitutes an item of tax preference for alternative minimum tax purposes. The Code further provides that corporations are subject to a Federal alternative minimum tax based, in part, on certain differences between taxable income as adjusted for other tax preferences and the corporation’s “adjusted current earnings,” which more closely reflect a corporation’s economic income. Because an exempt-interest dividend paid by Institutional Tax-Exempt Fund, whether or not attributable to private activity bonds, will be included in adjusted current earnings, a corporate shareholder may be required to pay alternative minimum tax on exempt-interest dividends paid by Institutional Tax-Exempt Fund. The Code requires that every person required to file a tax return must disclose on that return the amount of exempt-interest dividends received from Institutional Tax-Exempt Fund during the taxable year. The disclosure of this amount is for informational purposes only.

Other Taxes

     Under present Massachusetts law, a Fund will not be subject to the Massachusetts corporate excise tax for any taxable year in which such Fund qualifies as a RIC under the Code. In the event that a Fund fails to qualify as a RIC for any taxable year, the Fund would be subject for that year to a Massachusetts corporate excise tax computed as a percentage of the Fund’s taxable net income plus a percentage of the Fund’s taxable net worth. Depending upon the extent of a Fund’s activities in those states and localities in which its offices are maintained or in which its agents or independent contractors are located, the Fund may be subject to the tax laws of such states or localities.

     The exemption of interest income for Federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. The laws of individual states and local taxing authorities vary with respect to the taxation of such interest income, and each holder of shares of the Institutional Tax-Exempt Fund is advised to consult his own tax adviser in that regard. The Institutional Tax-Exempt Fund will report annually the percentage of interest income it received during the preceding year on tax-exempt obligations, indicating, on a state-by-state basis, the source of such income.

     Under state or local law, dividends of net investment income may be taxable to shareholders as dividend income even though a portion of such dividends may be derived from interest on U.S. Government obligations which, if realized directly, would be exempt from such income taxes. Shareholders are advised to consult their tax advisors concerning the application of state and local taxes.

DISTRIBUTOR

     The Trust has entered into a distribution agreement with respect to each Fund (the “Distribution Agreement”) with BRIL, an affiliate of BlackRock, Inc. Pursuant to the terms of the Distribution Agreement, BRIL serves as principal underwriter and distributor of the applicable Fund’s shares, and in that capacity make a continuous offering of that Fund’s shares and bear the costs and expenses of printing and distributing any copies of any prospectuses and annual and interim reports of the Fund (after such items have been prepared and set in type) that are used in connection with the offering of shares to selected dealers or investors, and the costs and expenses of preparing, printing and distributing any other literature used by BRIL or furnished by each for use by selected dealers in connection with the offering of the shares for sale to the public. There will be no fee payable by any Fund pursuant to the Distribution Agreement. There is no sales or redemption charge. The continuance of the Distribution Agreement must be approved in the same manner as the Management Agreements, and the Distribution Agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by the Board of Trustees of the Trust or by vote of a majority of the applicable Fund’s outstanding shares on 60 days’ written notice to BRIL and by BRIL on 60 days’ written notice to the Trust.

YIELD INFORMATION

     Each Fund normally computes its annualized yield by determining the net change for a seven-day base period, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365 and then dividing by seven with the resulting yield figure carried to at least the nearest hundredth of one percent. Under this calculation, the yield does not reflect realized and unrealized gains and losses on portfolio securities. The Commission also permits the calculation of a standardized effective or compounded yield. This is computed by compounding the unannualized base period return which is done by adding one to the base period return, raising the sum to a power equal to 365 divided by seven and subtracting one from the result. This compounded yield calculation also excludes realized or unrealized gains or losses on portfolio securities.

     The yield on shares of each Fund normally will fluctuate on a daily basis. Therefore, the yield for any given past period is not an indication or representation by the applicable Fund of future yields or rates of return on its shares. The yield is affected by changes in interest rates on short-term securities, average portfolio maturity, the types and quality of portfolio securities held, and operating expenses.

     The Fund may provide information designed to help investors understand how the Fund is seeking to achieve its investment objectives. This may include information about past, current or possible economic, market, political, or other conditions, descriptive information on general principles of investing such as asset allocation, diversification and risk tolerance, discussion of the Fund’s portfolio composition, investment philosophy, strategy or investment techniques, comparisons of the Fund’s performance or portfolio composition to that of other funds or types of investments, indices relevant to the comparison being made or to a hypothetical or model portfolio. The Fund may also quote various measures of volatility and benchmark correlation in advertising and other materials, and may compare these measures to those of other funds or types of investments.

PROXY VOTING POLICIES AND PROCEDURES

     The Board of Trustees of the Trust has delegated the voting of proxies for the Funds’ securities to the Manager pursuant to the Manager’s proxy voting guidelines. Under these guidelines, the Manager will vote proxies related to Fund securities in the best interests of the Fund and its shareholders. From time to time, a vote may present a conflict between the interests of the Fund’s shareholders, on the one hand, and those of the Manager, or any affiliated person of the Fund or the Manager, on the other. In such event, provided that the Manager’s Equity Investment Policy Oversight Committee, or a sub-committee thereof (the “Committee”) is aware of the real or potential conflict or material non-routine matter and if the Committee does not reasonably believe it is able to follow its general voting guidelines (or if the particular proxy matter is not addressed in the guidelines) and vote impartially, the Committee may retain an independent fiduciary to advise the Committee on how to vote or to cast votes on behalf of the Manager’s clients. If the Manager determines not to retain an independent fiduciary, or does not desire to follow the advice of such independent fiduciary, the Committee shall determine how to vote the proxy after consulting with the Manager’s Portfolio Management Group and/or the Manager’s Legal and Compliance Department and concluding that the vote cast is in its client’s best interest notwithstanding the conflict. A copy of the Trust’s Proxy Voting Policy and Procedures is attached as Appendix B. Information on how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, (i) at www.blackrock.com and (ii) on the Commission’s website at http://www.sec.gov.

GENERAL INFORMATION

     Funds For Institutions Series is a business trust organized on May 7, 1987 under the laws of Massachusetts. Effective May 4, 2009, the Trust changed its name from “Merrill Lynch Funds For Institutions Series” to “Funds For Institutions Series.” The Trust is an open-end management investment company comprised of separate Series, each of which is a separate portfolio offering shares to selected groups of purchasers. The Trustees are authorized to create an unlimited number of Series and, with respect to each Series, to issue an unlimited number of full and fractional shares of beneficial interest, $0.10 par value per share, and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Series. The Trust is presently comprised of six series. Shareholder approval is not required for the authorization of additional Series of the Trust.

     At the date of this Statement of Additional Information, each Fund offers one class of shares. All shares of each Fund have equal voting rights.

     Each issued and outstanding share of a Series is entitled to one vote and to participate equally in dividends and distributions with respect to that Series and, upon liquidation or dissolution of the Series, in the net assets of such Series remaining after satisfaction of outstanding liabilities. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Shareholders may, in accordance with the terms of the Declaration of Trust, cause a meeting of shareholders to be held for the purpose of voting on the removal of Trustees. Also, the Trust will be required to call a special meeting of shareholders in accordance with the requirements of the Investment Company Act to seek approval of new management and advisory arrangements, of a material increase in distribution fees or a change in the fundamental policies, objectives or restrictions of a Series.

     The obligations and liabilities of a particular Series are restricted to the assets of that Series and do not extend to the assets of the Trust generally. The shares of each Series, when issued, will be fully paid and nonassessable, have no preference, preemptive, conversion, exchange or similar rights and will be freely transferable. Redemption and conversion privileges are as set forth elsewhere herein and in the prospectus. Shares do not have cumulative voting rights and the holders of more than 50% of the shares of the Trust voting for the election of Trustees can elect all of the Trustees if they choose to do so and in such event the holders of the remaining shares would not be able to elect any Trustees. No amendments may be made to the Declaration of Trust, other than amendments necessary to conform the Declaration to certain laws or regulations, to change the name of the Trust, or to make certain non-material changes, without the affirmative vote of a majority of the outstanding shares of the Trust, or of the affected Series or class, as applicable.

     The Declaration of Trust establishing the Trust, a copy of which, together with all amendments thereto (the “Declaration”) is on file in the office of the Secretary of the Commonwealth of Massachusetts, provides that the name “Funds For Institutions Series” refers to the Trustees under the Declaration collectively as Trustees, but not as individuals or personally; and no Trustee, shareholder, officer, employee or agent of the Trust shall be held to any personal liability; nor shall resort be had to their private property for the satisfaction of any obligation or claim of the Trust, but the “Trust Property” only shall be liable. Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the trust’s obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the trust itself was unable to meet its obligations.

     Each of the Premier Institutional Fund, the Institutional Fund, the Select Institutional Fund and the Institutional Tax-Exempt Fund is a “feeder” fund that invests in a corresponding Portfolio of the Master LLC. Investors in each such Fund have an indirect interest in the corresponding Portfolio. Each Portfolio accepts investments from other feeder funds, and all of the feeders of a Portfolio bear the Portfolio’s expenses in proportion to their assets. This structure may enable each such Fund to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a Portfolio from different feeders may offset each other and produce a lower net cash flow. However, each feeder can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder could offer access to the same Portfolio on more attractive terms, or could experience better performance, than another feeder.

     Effective June 15, 2007 the Master LLC is organized as a Delaware limited liability company. Prior to June 15, 2007, the Master LLC was organized as a Delaware statutory trust. Whenever a Portfolio holds a vote of its feeder funds, the corresponding Fund will hold a meeting of its shareholders and will cast its vote as instructed by the Fund’s shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a Fund over the operations of the corresponding Portfolio. A Fund may withdraw from the corresponding Portfolio at any time and may invest all of its assets in another pooled investment vehicle or retain an investment adviser to manage the Fund’s assets directly.

     Shares normally will be redeemed for cash upon receipt of a request in proper form, although the Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, by delivery of securities selected from the Fund’s assets at its discretion. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash. Each Fund has elected, however, to be governed by Rule 18f-1 under the Investment Company Act so that the Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of the Fund. The redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption.

Independent Registered Public Accounting Firm

     Deloitte & Touche LLP, 200 Berkeley Street, Boston, Massachusetts 02116, is the independent registered public accounting firm for the Trust.

Accounting Services Provider, Custodian, Transfer Agent and Dividend Disbursing Agent

     State Street Bank and Trust Company, P.O. Box 8118, Boston, Massachusetts 02266, is each Fund’s Custodian, Transfer Agent and Dividend Disbursing Agent. It also maintains each Fund’s accounting records at 2 Avenue de Lafayette, Boston, Massachusetts 02111.

Distributor

     BlackRock Investments, LLC, 40 East 52nd Street, New York, New York 10022, is the Funds’ distributor.

Manager and Administrator

     BlackRock Advisors, LLC, 100 Bellevue Parkway, Wilmington, Delaware 19809, is the manager of each Portfolio, the Government Fund and the Treasury Fund, and administrator to Premier Institutional Fund, Institutional Fund, Select Institutional Fund and Institutional Tax-Exempt Fund.

Sub-Adviser

     BlackRock Institutional Management Corporation, 100 Bellevue Parkway, Wilmington, Delaware 19809, is the sub-adviser of each Portfolio, the Government Fund and the Treasury Fund.

Legal Counsel

     Sidley Austin LLP, 787 Seventh Avenue, New York, New York 10019, is counsel for each Fund.

Shareholder Inquiries

     Shareholder inquires may be addressed to the Fund at the address or telephone number set forth on the cover page of this Statement of Additional Information.

Additional Information

     The Prospectus and this Statement of Additional Information do not contain all the information set forth in the Registration Statement and the exhibits relating thereto, which the Fund has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act and the Investment Company Act, to which reference is hereby made.

Principal Shareholders

     To the knowledge of the Trust, as of August 12, 2010, the following owned beneficially or of record 5% or more of the outstanding shares of any Fund:

Name	Address	Percentage

Premier Institutional Fund

Merrill Lynch, Pierce,	4800 Deer Lake Drive East	19%
Fenner & Smith Incorporated	Jacksonville, FL 32246-6484
for the Sole Benefit of its Customers

Merrill Lynch, Pierce,	4800 Deer Lake Drive East	12%
Fenner & Smith Incorporated	Jacksonville, FL 32246-6484

St. Paul Travelers	385 Washington Street	10%
	Saint Paul, MN 55102-1309

United Parcel Service	55 Glenlake Parkway	7%
	Atlanta, GA 30328-3948

Institutional Fund

Merrill Lynch, Pierce,	4800 Deer Lake Drive East	27%
Fenner & Smith Incorporated	Jacksonville, FL 32246-6484
for the Sole Benefit of its Customers

Select Institutional Fund

Chicago Mercantile Exchange Inc.	20 S. Wacker Drive, #8N	27%
	Chicago, IL 60606-7431

Toyota Motor Credit Corporation	19001 S. Western Avenue	8%
	Torrance, CA 90501-1196

Exelon Generation Finance Co LLC	PO Box HM703	5%
	Hamilton, Bermuda

Government Fund

Merrill Lynch, Pierce,	4800 Deer Lake Drive East	19%
Fenner & Smith Incorporated	Jacksonville, FL 32246-6484
for the Sole Benefit of its Customers

Merrill Lynch, Pierce,	4800 Deer Lake Drive East	6%
Fenner & Smith Incorporated	Jacksonville, FL 32246-6484

Banc of America Securities LLC	200 N. College Street	6%
	Charlotte, NC 28202-2191

Name	Address	Percentage

Treasury Fund

Merrill Lynch, Pierce,	4800 Deer Lake Drive East	42%
Fenner & Smith Incorporated	Jacksonville, FL 32246-6484
for the Sole Benefit of its Customers

Endo Pharmaceuticals Inc.	100 Endo Boulevard	6%
	Chadds Ford, PA 19317-9666

J C Penney Company Inc.	6501 Legacy Drive	6%
	Plano, TX 75024-3698

Institutional Tax-Exempt Fund

Merrill Lynch, Pierce,	4800 Deer Lake Drive East	64%
Fenner & Smith Incorporated	Jacksonville, FL 32246-6484
for the Sole Benefit of its Customers

ESL Partners L P	200 Greenwich Avenue, Suite 3	8%
	Greenwich, CT 06830-2506

FINANCIAL STATEMENTS

     Audited financial statements of each Fund and each corresponding Portfolio, including the report of the independent registered public accounting firm, are incorporated in this Statement of Additional Information by reference to the Funds’ 2010 Annual Report to shareholders.

Appendix A

Commercial Paper, Bank Money Instruments and Corporate Bond Ratings

     Commercial Paper and Bank Money Instruments. Commercial paper with the greatest capacity for timely payment is rated A by Standard & Poor’s (“S&P”). Issues within this category are further redefined with designations 1, 2 and 3 to indicate the relative degree of safety; A-1, the highest of the three, indicates the degree of safety is strong; A-2 indicates that capacity for timely repayment is satisfactory. A-3 indicates that capacity for timely payment is adequate, however, they are more vulnerable to the adverse changes of circumstances than obligations rated A-1 or A-2.

     Moody’s Investors Service (“Moody’s”) employs the designations of Prime-1, Prime-2 and Prime-3 to indicate the relative capacity of the rated issuers to repay punctually. Prime-1 issues have a superior capacity for repayment. Prime-2 issues have a strong capacity for repayment, but to a lesser degree than Prime-1. Prime-3 issues have an acceptable capacity for repayment.

     Fitch Ratings (“Fitch”) employs the rating F-1 to indicate issues regarded as having the strongest capacity for timely payment. The rating F-2 indicates a satisfactory capacity for timely payment. The rating F-3 indicates an adequate capacity for timely payment. The margin of safety is not as great as indicated by the F-1+ and F-1 categories.

     Corporate Bonds. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

     Bonds rated Aaa by Moody’s are judged to be of the best quality. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Bonds rated Aa are judged to be of high quality by all standards. They are rated lower than the best bonds because the margins of protection may not be as large or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Moody’s applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

     Bonds rated AAA by Fitch are considered to be investment grade and of the highest quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is highly unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

Ratings of Tax-Exempt Securities and Short-Term Tax-Exempt Obligations

     Set forth below are descriptions of the two highest ratings of Moody’s, S&P and Fitch for Tax-Exempt Securities and short-term tax-exempt obligations. Ratings for commercial paper have been included since certain of the obligations which the Institutional Tax-Exempt Fund is authorized to purchase have characteristics of commercial paper and have been rated as such by Moody’s and S&P.

Descriptions of Moody’s Ratings

     Aaa — Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa — Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     Short-Term Notes. The two highest ratings of Moody’s for short-term notes are MIG-1 and MIG-2; MIG-1 denotes “best quality, enjoying strong protection from established cash flows”; MIG-2 denotes “strong quality” with “ample margins of protection.”

     Variable Rate Demand Obligations. Moody’s has separate rating categories for variable rate demand obligations (“VRDOs”). VRDOs will receive two ratings. The first rating, depending on the maturity of the VRDO, will be assigned either a bond or MIG rating which represents an evaluation of the risk associated with scheduled principal and interest payments. The second rating, designated as “VMIG,” represents an evaluation of the degree of risk associated with the demand feature. The VRDO demand feature ratings symbols are:

     VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

     VMIG 2: This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

     VMIG 3: This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

     SG: This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

     Commercial Paper: The highest rating of Moody’s for commercial paper is Prime-1. Issuers rated Prime-1 are judged to be of the highest quality. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well assured. Current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or long-term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations.

Description of S&P Ratings

     AAA — This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

     AA — Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

     Short-Term Notes. S&P has a separate rating category with respect to certain municipal note issues with a maturity of less than three years. The note ratings and symbols are:

     SP-1 A very strong, or strong, capacity to pay principal and interest. Issues that possess overwhelming safety characteristics will be given a “+” designation.

     SP-2 A satisfactory capacity to pay principal and interest.

     SP-3 A speculative capacity to pay principal and interest.

     S&P may continue to rate note issues with a maturity greater than three years in accordance with the same rating scale currently employed for municipal bond ratings.

     Commercial Paper: S&P highest rating for commercial paper is A-1. This designation indicates the degree of safety regarding timely payment as either overwhelming or very strong. Those issues determined to have overwhelming safety characteristics will be designated with a plus (+) sign designation.

Description of Fitch’s Ratings

     Bonds rated AAA by Fitch are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is highly unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer’s future financial strength and credit quality. Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

     Fitch employs the rating F-1+ to indicate short-term debt issues regarded as having the strongest degree of assurance for timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated F-1+. The rating F-2 indicates a satisfactory degree of assurance for timely payment, although the margin of safety is not as great as indicated by the F-1+ and F-1 categories.

[This page intentionally left blank.]

Appendix B

Proxy Voting Policies

For The BlackRock-Advised Funds

December, 2009

Copyright © 2009 BlackRock, Inc.
All rights reserved.

I. Introduction

The Trustees/Directors (“Directors”) of the BlackRock-Advised Funds (the “Funds”) have the responsibility for voting proxies relating to portfolio securities of the Funds, and have determined that it is in the best interests of the Funds and their shareholders to delegate that responsibility to BlackRock Advisors, LLC and its affiliated U.S. registered investment advisers (“BlackRock”), the investment adviser to the Funds, as part of BlackRock’s authority to manage, acquire and dispose of account assets. The Directors hereby direct BlackRock to vote such proxies in accordance with this Policy, and any proxy voting guidelines that the Adviser determines are appropriate and in the best interests of the Funds’ shareholders and which are consistent with the principles outlined in this Policy. The Directors have authorized BlackRock to utilize an unaffiliated third-party as its agent to vote portfolio proxies in accordance with this Policy and to maintain records of such portfolio proxy voting.

Rule 206(4)-6 under the Investment Advisers Act of 1940 requires, among other things, that an investment adviser that exercises voting authority over clients’ proxy voting adopt policies and procedures reasonably designed to ensure that the adviser votes proxies in the best interests of clients, discloses to its clients information about those policies and procedures and also discloses to clients how they may obtain information on how the adviser has voted their proxies.

BlackRock has adopted separate but substantially similar guidelines and procedures that are consistent with the principles of this Policy. BlackRock’s Corporate Governance Committee (the “Committee”), addresses proxy voting issues on behalf of BlackRock and its clients, including the Funds. The Committee is comprised of senior members of BlackRock’s Portfolio Management and Administration Groups and is advised by BlackRock’s Legal and Compliance Department.

BlackRock votes (or refrains from voting) proxies for each Fund in a manner that BlackRock, in the exercise of its independent business judgment, concludes are in the best economic interests of such Fund. In some cases, BlackRock may determine that it is in the best economic interests of a Fund to refrain from exercising the Fund’s proxy voting rights (such as, for example, proxies on certain non-U.S. securities that might impose costly or time-consuming in-person voting requirements). With regard to the relationship between securities lending and proxy voting, BlackRock’s approach is also driven by our clients’ economic interests. The evaluation of the economic desirability of recalling loans involves balancing the revenue producing value of loans against the likely economic value of casting votes. Based on our evaluation of this relationship, BlackRock believes that the likely economic value of casting a vote generally is less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by BlackRock recalling loaned securities in order to ensure they are voted. Periodically, BlackRock analyzes the process and benefits of voting proxies for securities on loan, and will consider whether any modification of its proxy voting policies or procedures are necessary in light of any regulatory changes.

BlackRock will normally vote on specific proxy issues in accordance with BlackRock’s proxy voting guidelines. BlackRock’s proxy voting guidelines provide detailed guidance as to how to vote proxies on certain important or commonly raised issues. BlackRock may, in the exercise of its business judgment, conclude that the proxy voting guidelines do not cover the specific matter upon which a proxy vote is requested, or that an exception to the proxy voting guidelines would be in the best economic interests of a Fund. BlackRock votes (or refrains from voting) proxies without regard to the relationship of the issuer of the proxy (or any shareholder of such issuer) to the Fund, the Fund’s affiliates (if any), BlackRock or BlackRock’s affiliates. When voting proxies, BlackRock attempts to encourage companies to follow practices that enhance shareholder value and increase transparency and allow the market to place a proper value on their assets.

II. Proxy Voting Policies

A. Boards of Directors

The Funds generally support the board’s nominees in the election of directors and generally supports proposals that strengthen the independence of boards of directors. As a general matter, the Funds believe that a company’s board of directors (rather than shareholders) is most likely to have access to important, nonpublic information regarding a company’s business and prospects, and is therefore best-positioned to set corporate policy and oversee management. The Funds therefore believe that the foundation of good corporate governance is the election of responsible, qualified, independent corporate directors who are likely to diligently represent the interests of shareholders and oversee management of the corporation in a manner that will seek to maximize shareholder value over time. In individual cases, consideration may be given to a director nominee’s history of representing shareholder interests as a director of the company issuing the proxy or other companies, or other factors to the extent deemed relevant by the Committee.

B. Auditors

These proposals concern those issues submitted to shareholders related to the selection of auditors. As a general matter, the Funds believe that corporate auditors have a responsibility to represent the interests of shareholders and provide an independent view on the propriety of financial reporting decisions of corporate management. While the Funds anticipate that BlackRock will generally defer to a corporation’s choice of auditor, in individual cases, consideration may be given to an auditors’ history of representing shareholder interests as auditor of the company issuing the proxy or other companies, to the extent deemed relevant.

C. Compensation and Benefits

These proposals concern those issues submitted to shareholders related to management compensation and employee benefits. As a general matter, the Funds favor disclosure of a company’s compensation and benefit policies and oppose excessive compensation, but believe that compensation matters are normally best determined by a corporation’s board of directors, rather than shareholders. Proposals to “micro-manage” a company’s compensation practices or to set arbitrary restrictions on compensation or benefits should therefore generally not be supported.

D. Capital Structure

These proposals relate to various requests, principally from management, for approval of amendments that would alter the capital structure of a company, such as an increase in authorized shares. As a general matter, the Funds expect that BlackRock will support requests that it believes enhance the rights of common shareholders and oppose requests that appear to be unreasonably dilutive.

E. Corporate Charter and By-Laws

These proposals relate to various requests for approval of amendments to a corporation’s charter or by-laws. As a general matter, the Funds generally vote against anti-takeover proposals and proposals that would create additional barriers or costs to corporate transactions that are likely to deliver a premium to shareholders.

F. Environmental and Social Issues

These are shareholder proposals addressing either corporate social and environmental policies or requesting specific reporting on these issues. The Funds generally do not support proposals on social issues that lack a demonstrable economic benefit to the issuer and the Fund investing in such issuer. BlackRock seeks to make proxy voting decisions in the manner most likely to protect and promote the long-term economic value of the securities held in client accounts. We intend to support economically advantageous corporate practices while leaving direct oversight of company management and strategy to boards of directors. We seek to avoid micromanagement of companies, as we believe that a company’s board of directors is best positioned to represent shareholders and oversee management on shareholders behalf. Issues of corporate social and environmental responsibility are evaluated on a case-by-case basis within this framework.

III. Conflicts Management

BlackRock maintains policies and procedures that are designed to prevent any relationship between the issuer of the proxy (or any shareholder of the issuer) and a Fund, a Fund’s affiliates (if any), BlackRock or BlackRock’s affiliates, from having undue influence on BlackRock’s proxy voting activity. In certain instances, BlackRock may determine to engage an independent fiduciary to vote proxies as a further safeguard against potential conflicts of interest or as otherwise required by applicable law. The independent fiduciary may either vote such proxies or provide BlackRock with instructions as to how to vote such proxies. In the latter case, BlackRock votes the proxy in accordance with the independent fiduciary’s determination.

IV. Reports to the Board

BlackRock will report to the Directors on proxy votes it has made on behalf of the Funds at least annually.